                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

 5701 Golden Hills Dr., Minneapolis, MN  55416-1297
(Address of principal executive offices) (Zip code)

BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8006 (Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (99.3%):
Banking/Financial Services (16.9%):
   110,100   Bank of New York Company, Inc.                         $  3,968,004
   104,900   Citigroup, Inc.                                           4,954,427
   109,000   Fannie Mae                                                5,602,600
    96,400   H&R Block, Inc.                                           2,087,060
   153,208   JPMorgan Chase & Co.                                      6,379,582
    50,700   Merrill Lynch & Company, Inc.                             3,993,132
    69,900   Morgan Stanley                                            4,391,118
                                                                    ------------
                                                                      31,375,923
                                                                    ------------
Building Products (2.9%):
    82,094   Cemex SA de CV, ADR @                                     5,359,096
                                                                    ------------
Computers (1.2%):
    77,208   Dell, Inc. *                                              2,297,710
                                                                    ------------
Electronics (6.3%):
   206,650   CA, Inc.                                                  5,622,946
   127,697   Novellus Systems, Inc. *                                  3,064,728
    89,250   Philips Electronics NV @                                  3,003,263
                                                                    ------------
                                                                      11,690,937
                                                                    ------------
Health Care (13.6%):
   117,419   Cardinal Health, Inc.                                     8,750,064
    61,700   HCA, Inc.                                                 2,825,243
    56,216   McKesson Corp.                                            2,930,540
    59,064   Sanofi-Aventis                                            5,619,369
    93,000   UnitedHealth Group, Inc.                                  5,194,980
                                                                    ------------
                                                                      25,320,196
                                                                    ------------
Insurance (5.7%):
    77,750   ACE, Ltd.                                                 4,043,777
    85,900   Genworth Financial, Inc., Class A                         2,871,637
    29,000   MGIC Investment Corp.                                     1,932,270
    31,250   Radian Group, Inc. @                                      1,882,813
                                                                    ------------
                                                                      10,730,497
                                                                    ------------
Manufacturing (12.4%):
   105,450   American Standard Companies, Inc. @                       4,519,587
   123,000   General Electric Co.                                      4,277,940
    92,600   Masco Corp. @                                             3,008,574
    16,900   Parker Hannifin Corp.                                     1,362,309
   263,150   Tyco International, Ltd.                                  7,073,472
    40,900   Unilever NV                                               2,835,274
                                                                    ------------
                                                                      23,077,156
                                                                    ------------
Oil/Gas (8.3%):
    76,300   Halliburton Co.                                           5,571,426
    69,700   Transocean, Inc. * @                                      5,596,910
    94,200   Weatherford International, Ltd. *                         4,309,650
                                                                    ------------
                                                                      15,477,986
                                                                    ------------
Pharmaceuticals (4.8%):
   151,600   Pfizer, Inc.                                              3,777,872
   107,322   Wyeth                                                     5,207,263
                                                                    ------------
                                                                       8,985,135
                                                                    ------------
Retail/Wholesale (8.4%):
   195,050   Gap, Inc.                                                 3,643,534
   184,150   Kroger Co. *                                              3,749,294
    50,596   Molson Coors Brewing Co., Class B                         3,471,898

    99,200   Safeway, Inc. @                                           2,491,904
    45,900   Target Corp.                                              2,387,259
                                                                    ------------
                                                                      15,743,889
                                                                    ------------
Services (16.5%):
   217,252   Cendant Corp.                                             3,769,322
   112,852   Ceridian Corp. *                                          2,872,083
   146,900   First Data Corp.                                          6,877,859
   417,315   Interpublic Group of Companies, Inc. * @                  3,989,531
    55,521   Omnicom Group, Inc.                                       4,622,123
   139,600   Waste Management, Inc.                                    4,927,880
    87,200   Waters Corp. *                                            3,762,680
                                                                    ------------
                                                                      30,821,478
                                                                    ------------
Travel/Entertainment (2.3%):
   153,083   Walt Disney Co.                                           4,269,485
                                                                    ------------
TOTAL COMMON STOCKS (COST $148,834,303)                              185,149,488
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (5.2%):
 9,782,300   Northern Trust Liquid Institutional Asset Portfolio       9,782,300
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $9,782,300)              9,782,300
                                                                    ------------
DEPOSIT ACCOUNT (1.4%):
 2,677,633   NTRS London Deposit Account                               2,677,633
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $2,677,633)                                2,677,633
                                                                    ------------
TOTAL INVESTMENTS (COST $161,294,236) (a) - 105.9%                   197,609,421
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $231,344. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $40,686,451
Unrealized depreciation        (4,602,610)
                              -----------
Net unrealized appreciation   $36,083,841
                              ===========

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

COUNTRY          PERCENTAGE
-------          ----------
United States      84.3%
Bermuda             3.8%
Cayman Islands      3.0%
France              3.0%
Netherlands         3.0%
Mexico              2.9%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (92.5%):
Automobiles (4.2%):
    14,980   Hyundai Motor Co.                                      $  1,255,156
   116,300   Nissan Motor Company, Ltd.                                1,382,901
     2,372   Porsche AG @                                              2,263,778
    50,400   Toyota Motor Corp.                                        2,745,706
    53,500   Yamaha Motor Company, Ltd.                                1,323,747
                                                                    ------------
                                                                       8,971,288
                                                                    ------------
Banking/Financial Services (16.5%):
   167,759   Akbank T.A.S.                                             1,409,179
   229,855   Anglo Irish Bank Corp. plc                                3,788,165
   120,339   Banco Santander Central Hispano SA                        1,758,367
     4,137   BNP Paribas *                                               370,887
    41,669   BNP Paribas, Inc.                                         3,866,929
    39,500   Commerzbank AG                                            1,570,225
    26,826   Credit Suisse Group                                       1,504,474
    15,700   HDFC Bank, Ltd. ADR @                                       855,650
    37,485   ING Groep NV                                              1,477,447
    25,146   KBC Bankverzekeringsholding                               2,698,578
    20,090   Kookmin Bank                                              1,725,247
       167   Mizuho Financial Group, Inc.                              1,367,222
     8,360   ORIX Corp.                                                2,591,818
    59,424   OTP Bank Rt.                                              2,055,641
    19,356   Societe Generale @                                        2,907,125
   132,103   Standard Bank Group, Ltd.                                 1,814,658
    32,716   UBS AG, Registered Shares                                 3,584,492
                                                                    ------------
                                                                      35,346,104
                                                                    ------------
Beverages (3.0%):
    35,366   Companhia de Bebidas das Americas, ADR @                  1,519,323
    59,870   InBev NV                                                  2,805,565
    11,373   Pernod-Richard SA                                         2,179,022
                                                                    ------------
                                                                       6,503,910
                                                                    ------------
Chemicals (3.5%):
    32,981   DSM NV                                                    1,503,906
    18,813   Henkel KGaA @                                             2,197,485
    27,709   Syngenta AG *                                             3,895,936
                                                                    ------------
                                                                       7,597,327
                                                                    ------------
Computers (2.8%):
   264,804   Hon Hai Precision Industry Company, Ltd.                  1,635,306
    43,000   Infosys Technologies, Ltd., ADR @                         3,347,980
    26,400   Satyam Computer Services, Ltd.,  ADR @                    1,155,264
                                                                    ------------
                                                                       6,138,550
                                                                    ------------
Construction (3.3%):
    45,751   ACS Actividades Construccion y Servicios SA               1,775,593
    30,244   Bouygues SA @                                             1,602,293
    38,836   Vinci SA @                                                3,823,058
                                                                    ------------
                                                                       7,200,944
                                                                    ------------
Electronics (8.1%):
    35,400   Canon, Inc.                                               2,338,926
    24,600   FANUC, Ltd.                                               2,367,935
    66,300   Hoya Corp.                                                2,677,368

     7,370   Keyence Corp.                                             1,913,886
    44,400   LG Philips LCD Company, Ltd., ADR * @                     1,007,880
    67,000   Matsushita Electric Industrial Company, Ltd.              1,484,797
    78,000   MediaTek, Inc.                                              901,907
    11,800   Nidec Corp., When Issued                                    966,748
     4,190   Samsung Electronics Company, Ltd.                         2,710,403
   116,660   Taiwan Semiconductor Manufacturing Company, Ltd.,
                ADR                                                    1,173,600
                                                                    ------------
                                                                      17,543,450
                                                                    ------------
Food (0.8%):
     5,809   Nestle SA, Registered Shares                              1,725,107
                                                                    ------------
Health Care (2.3%):
    19,345   Roche Holding AG                                          2,881,484
    20,834   Sanofi-Aventis                                            1,982,154
                                                                    ------------
                                                                       4,863,638
                                                                    ------------
Insurance (4.2%):
   141,105   Aviva plc                                                 1,960,033
    50,276   Axa                                                       1,758,110
    45,779   Manulife Financial Corp.                                  2,872,362
   447,000   Ping An Insurance (Group) Company of China, Ltd.          1,151,346
    78,742   QBE Insurance Group, Ltd. @                               1,231,497
                                                                    ------------
                                                                       8,973,348
                                                                    ------------
Manufacturing (9.7%):
    68,000   Atlas Copco AB, Class A                                   1,906,794
    12,532   Continental AG                                            1,381,421
    33,208   CRH plc                                                   1,160,969
    21,974   CRH plc                                                     765,972
    23,600   Daewoo Shipbuilding & Marine Engineering Company,
                Ltd.                                                     623,472
   607,000   Foxconn International Holdings, Ltd. * @                  1,132,440
    33,660   Hynix Semiconductor, Inc. *                                 997,101
    57,700   JSR Corp.                                                 1,716,882
    33,766   MAN AG @                                                  2,346,478
    20,500   Nitto Denko Corp.                                         1,741,067
     6,359   Puma AG Rudolf Dassler Sport *                            2,399,542
    63,689   Reckitt Benckiser plc                                     2,241,802
     7,100   SMC Corp.                                                 1,107,016
    61,000   Suzuki Motor Corp.                                        1,402,538
                                                                    ------------
                                                                      20,923,494
                                                                    ------------
Media (0.8%):
    51,213   Vivendi Universal SA                                      1,752,893
                                                                    ------------
Metals/Mining (1.4%):
   147,340   BHP Billiton plc @                                        2,934,578
                                                                    ------------
Oil/Gas (8.1%):
    36,144   Canadian Natural Resources, Ltd.                          2,009,032
    28,647   Encana Corp.                                              1,337,154
   113,363   Eni SpA                                                   3,227,578
    16,337   Lukoil, ADR                                               1,362,803
    25,510   OMV AG @                                                  1,706,683
    15,222   Petroleo Brasileiro SA, ADR                               1,215,477
    38,385   Suncor Energy, Inc.                                       2,946,598
    13,964   Total SA @                                                3,680,557
                                                                    ------------
                                                                      17,485,882
                                                                    ------------
Pharmaceuticals (3.9%):
    51,300   Astellas Pharma, Inc.                                     1,949,155
    51,200   GlaxoSmithKline plc                                       1,337,258
    15,407   Merck KGaA                                                1,464,288
   143,349   Shire plc                                                 2,212,545
    36,828   Teva Pharmaceutical Industries, Ltd., ADR                 1,516,577
                                                                    ------------
                                                                       8,479,823
                                                                    ------------
Retail/Wholesale (7.1%):

     7,627   Adidas-Salomon AG @                                       1,508,698
    66,951   Compagnie Financiere Richemont AG                         3,211,342
    92,085   Enterprise Inns plc                                       1,521,598
   154,000   Esprit Holdings, Ltd.                                     1,198,595
    52,878   Industria de Diseno Textil SA                             2,035,588
    32,730   Shoppers Drug Mart Corp. (b)                              1,246,016
   326,289   Tesco plc                                                 1,869,381
   570,000   Wal-Mart de Mexico SA de CV, Series V *                   1,527,160
    11,000   Yamada Denki Company, Ltd.                                1,264,565
                                                                    ------------
                                                                      15,382,943
                                                                    ------------
Services (7.5%):
   164,088   Brambles Industries, Ltd. @                               1,263,237
    28,800   Capgemini SA * @                                          1,563,235
   165,678   Capita Group plc                                          1,322,634
    18,513   Grupo Ferrovial SA @                                      1,493,471
    46,248   Grupo Televisa SA, ADR @                                    920,335
   130,000   Hutchison Whampoa, Ltd. @                                 1,188,329
   339,050   International Power plc                                   1,664,991
   172,000   Keppel Corporation, Ltd.                                  1,468,597
    69,280   OPAP SA                                                   2,645,175
    25,354   Veolia Environment                                        1,406,966
   110,200   WPP Group plc                                             1,319,768
                                                                    ------------
                                                                      16,256,738
                                                                    ------------
Telecommunications (2.2%):
    64,631   America Movil SA de CV, ADR, Series L                     2,214,258
 1,433,000   PT Telekomunikasi Indonesia                               1,087,669
    58,414   Telkom South Africa, Ltd.                                 1,520,652
                                                                    ------------
                                                                       4,822,579
                                                                    ------------
Tobacco (2.1%):
   107,438   Imperial Tobacco Group plc                                3,184,009
    95,800   Swedish Match AB                                          1,308,988
                                                                    ------------
                                                                       4,492,997
                                                                    ------------
Transportation (1.0%):
    45,836   Canadian National Railway Co.                             2,077,459
                                                                    ------------
TOTAL COMMON STOCKS (COST $158,561,863)                              199,473,052
                                                                    ------------
RIGHT (0.0%):
Construction (0.0%):
    38,836   Vinci SA Rights @                                            83,292
                                                                    ------------
TOTAL RIGHT (COST $450,806)                                               83,292
                                                                    ------------
WARRANT (0.0%):
Chemicals (0.0%):
    27,309   Syngenta AG50                                                34,364
                                                                    ------------
TOTAL WARRANT (COST $0)                                                   34,364
                                                                    ------------
DEPOSIT ACCOUNT (6.7%):
14,556,443   NTRS London Deposit Account                              14,556,443
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $14,556,443)                              14,556,443
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (13.6%):
29,469,320   Northern Trust Liquid Institutional Asset Portfolio      29,469,320
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $29,469,320)            29,469,320
                                                                    ------------
TOTAL INVESTMENTS (COST $203,038,432) (a) - 112.8%                   243,616,471
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $119,628. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

(b) Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. Only a portion of these shares are restricted. The Manager has deemed this portion to be liquid based on procedures approved by the Board of Trustees.


Unrealized appreciation       $41,161,809
Unrealized depreciation          (703,398)
                              -----------
Net unrealized appreciation   $40,458,411
                              ===========

     At March 31, 2006, the fund's foreign currency exchange contracts were as follows:

                                    DELIVERY    CONTRACT                  UNREALIZED
SHORT                                 DATE       AMOUNT     FAIR VALUE   DEPRECIATION
-----                               --------   ----------   ----------   ------------
Receive US Dollars in exchange
   for 34,431 Australian Dollars    04/04/06   $   24,484   $   24,641      ($157)
Receive US Dollars in exchange
   For 933,951 Japanese yen         04/04/06   $    7,923   $    7,942       ($19)
Receive US Dollars in exchange
   For 1,448,887 Canadian Dollars   04/03/06   $1,240,484   $1,241,056      ($572)

     The following represents the concentrations by country of risk as of March 31, 2006 based upon the total fair value of investments.

COUNTRY              PERCENTAGE
-------              ----------
Japan                   14.0%
France                  12.6%
United Kingdom           8.7%
Switzerland              7.9%
Germany                  7.1%
United States            6.8%
Canada                   5.8%
Korea                    3.4%
Spain                    3.3%
Ireland                  2.7%
Belgium                  2.6%
Australia                2.5%
India                    2.5%
Hong Kong                2.2%
Mexico                   2.2%
Taiwan                   1.7%
South Africa             1.6%
Italy                    1.5%
Sweden                   1.5%
Netherlands              1.4%
Brazil                   1.3%
Greece                   1.2%
Hungary                  1.0%
Austria                  0.8%
Israel                   0.7%
Singapore                0.7%
Turkey                   0.7%
Russian Federation       0.6%
Indonesia                0.5%
South Korea              0.5%
                       -----
                       100.0%
                       =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DAVIS NY VENTURE FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

                                                                        FAIR
  SHARES                                                                VALUE
  ------                                                            ------------
COMMON STOCKS (96.3%):
Banking & Financial Services (27.0%):
   405,100   American Express Co.                                   $ 21,288,005
    98,500   Ameriprise Financial, Inc.                                4,438,410
   222,400   Citigroup, Inc.                                          10,503,952
    65,800   Commerce Bancorp, Inc. @                                  2,411,570
    68,200   Fifth Third Bancorp @                                     2,684,352
   198,500   Golden West Financial Corp.                              13,478,150
   206,700   H&R Block, Inc.                                           4,475,055
   544,403   HSBC Holdings plc                                         9,127,713
   360,036   JPMorgan Chase & Co.                                     14,991,899
    88,000   Lloyds TSB Group plc, ADR @                               3,387,120
   100,500   Moodys Corp. @                                            7,181,730
    42,600   Morgan Stanley                                            2,676,132
    29,000   Principal Financial Group, Inc. @                         1,415,200
    23,200   State Street Corp. @                                      1,401,976
   184,600   Wells Fargo & Co.                                        11,790,402
                                                                    ------------
                                                                     111,251,666
                                                                    ------------
Computers (4.0%):
   117,406   Dell, Inc. *                                              3,494,003
    77,200   Hewlett-Packard Co.                                       2,539,880
    53,200   Lexmark International, Inc., Class A * @                  2,414,216
   297,000   Microsoft Corp.                                           8,081,370
                                                                    ------------
                                                                      16,529,469
                                                                    ------------
E-Commerce (0.3%):
    26,600   Expedia, Inc * @                                            539,182
    27,500   IAC/InterActiveCorp * @                                     810,425
                                                                    ------------
                                                                       1,349,607
                                                                    ------------
Health Care (3.2%):
    58,800   Cardinal Health, Inc.                                     4,381,776
    88,700   Caremark Rx, Inc. *                                       4,362,266
    93,500   HCA, Inc. @                                               4,281,365
                                                                    ------------
                                                                      13,025,407
                                                                    ------------
Insurance (15.7%):
   277,500   American International Group, Inc.                       18,339,975
    97,100   Aon Corp.                                                 4,030,621
       124   Berkshire Hathaway, Inc., Class A *                      11,203,400
       144   Berkshire Hathaway, Inc., Class B *                         433,728
    18,800   Chubb Corp. @                                             1,794,272
     7,200   Everest Re Group, Ltd. @                                    672,264
    82,000   Loews Corp.                                               8,298,400
       900   Markel Corp. * @                                            303,912
    96,700   Marsh & McLennan Companies, Inc.                          2,839,112
   115,000   Progressive Corp.                                        11,989,900
    16,700   Sun Life Financial, Inc. @                                  710,752
    73,100   Transatlantic Holdings, Inc. @                            4,272,695
                                                                    ------------
                                                                      64,889,031
                                                                    ------------
Manufacturing (9.2%):
    96,900   Harley-Davidson, Inc.                                     5,027,172
    44,000   Martin Marietta Materials, Inc. @                         4,709,320
   147,200   Sealed Air Corp. @                                        8,518,464
   559,600   Tyco International, Ltd. @                               15,042,048
    49,500   Vulcan Materials Co.                                      4,289,175
                                                                    ------------
                                                                      37,586,179
                                                                    ------------

Media (4.6%):
   316,300   Comcast Corp., Class A * @                                8,261,756
    18,900   Gannett Company, Inc.                                     1,132,488
    37,900   Lagardere S.C.A. @                                        2,951,147
   235,400   Liberty Media Corp., Class A *                            1,932,634
   215,400   News Corp., Class A @                                     3,577,794
    19,800   WPP Group plc, ADR @                                      1,188,000
                                                                    ------------
                                                                      19,043,819
                                                                    ------------
Minerals (0.5%):
    50,600   BHP Billiton plc                                            932,896
    17,900   Rio Tinto plc                                               922,616
                                                                    ------------
                                                                       1,855,512
                                                                    ------------
Oil & Gas (11.1%):
   219,200   ConocoPhillips @                                         13,842,480
   168,500   Devon Energy Corp.                                       10,307,145
   136,300   EOG Resources, Inc. @                                     9,813,600
    79,200   Occidental Petroleum Corp.                                7,337,880
    50,900   Transocean, Inc. *                                        4,087,270
                                                                    ------------
                                                                      45,388,375
                                                                    ------------
Real Estate Investment Trusts (1.5%):
   125,300   General Growth Properties, Inc.                           6,123,411
                                                                    ------------
Retail (14.2%):
   287,100   Altria Group, Inc.                                       20,343,906
   114,100   Avon Products, Inc.                                       3,556,497
   283,700   Costco Wholesale Corp.                                   15,365,192
    84,700   Diageo plc, ADR @                                         5,372,521
    81,476   Heineken Holding NV                                       2,801,943
    63,000   Hershey Co. @                                             3,290,490
     9,092   Hunter Douglas                                              603,713
   143,600   Wal-Mart Stores, Inc.                                     6,783,664
                                                                    ------------
                                                                      58,117,926
                                                                    ------------
Services (3.0%):
       800   Apollo Group, Inc., Class A * @                              42,008
   564,000   China Merchants Holdings International Company, Ltd.      1,627,547
   496,000   Cosco Pacific, Ltd. @                                       990,022
   149,700   Iron Mountain, Inc. * @                                   6,098,778
     3,480   Kuehne & Nagel International AG, Registered Shares        1,128,239
    31,600   United Parcel Service, Inc., Class B                      2,508,408
                                                                    ------------
                                                                      12,395,002
                                                                    ------------
Telecommunications (2.0%):
    56,200   Nokia Oyj, ADR @                                          1,164,464
    73,170   NTL, Inc. * @                                             2,129,979
    91,900   SK Telecom Company, Ltd., ADR @                           2,167,921
   106,900   Sprint Nextel Corp.                                       2,762,296
                                                                    ------------
                                                                       8,224,660
                                                                    ------------
TOTAL COMMON STOCKS (COST $350,769,065)                              395,780,064
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (11.0%):
45,110,539   Northern Trust Liquid Institutional Asset Portfolio      45,110,539
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $45,110,539)            45,110,539
                                                                    ------------
DEPOSIT ACCOUNT (3.7%):
15,080,942   NTRS London Deposit Account                              15,080,942
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $15,080,942)                              15,080,942
                                                                    ------------
TOTAL INVESTMENTS (COST $410,960,546) (a) - 111.0%                   455,971,545
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of a security is loaned as of March 31, 2006.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $104,851. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $51,313,837
Unrealized depreciation        (6,407,689)
                              -----------
Net unrealized appreciation   $44,906,148
                              ===========

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       86.7%
United Kingdom       5.1%
Bermuda              3.8%
Cayman Islands       1.0%
Netherlands          0.8%
France               0.7%
Hong Kong            0.6%
Korea                0.5%
Finland              0.3%
Switzerland          0.3%
Canada               0.2%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS FOUNDERS EQUITY GROWTH FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

                                                                        FAIR
  SHARES                                                                VALUE
  ------                                                            ------------
COMMON STOCKS (90.5%):
Banking & Financial Services (7.2%):
    83,945   Charles Schwab Corp.                                   $  1,444,693
     6,944   Goldman Sachs Group, Inc.                                 1,089,930
    24,678   JPMorgan Chase & Co.                                      1,027,592
     7,542   Morgan Stanley                                              473,788
    19,817   PMI Group, Inc. @                                           909,997
    22,051   SLM Corp.                                                 1,145,329
     8,357   State Street Corp.                                          505,014
                                                                    ------------
                                                                       6,596,343
                                                                    ------------
Computers (16.6%):
    51,197   Adobe Systems, Inc.                                       1,787,799
    21,373   Apple Computer, Inc. *                                    1,340,515
    15,844   Automatic Data Processing, Inc.                             723,754
    10,792   Diebold, Inc. @                                             443,551
    13,100   Electronic Arts, Inc. *                                     716,832
     1,969   Google, Inc., Class A *                                     767,910
    42,504   Hewlett-Packard Co.                                       1,398,382
    29,914   Intel Corp.                                                 578,836
   134,462   Microsoft Corp.                                           3,658,711
    27,019   Oracle Corp. *                                              369,890
    13,357   SAP AG, ADR @                                               725,552
    53,075   Seagate Technology @                                      1,397,465
    38,396   Symantec Corp. *                                            646,205
    18,189   Yahoo!, Inc. *                                              586,777
                                                                    ------------
                                                                      15,142,179
                                                                    ------------
E-Commerce (0.5%):
    11,319   Ebay, Inc. *                                                442,120
                                                                    ------------
Electronics (5.2%):
    32,335   Activision, Inc. * @                                        445,900
    26,291   Agilent Technologies, Inc. *                                987,227
    56,101   ASML Holding NV, NY Registered Shares * @                 1,142,777
    26,000   Freescale Semiconductor, Inc., Class B *                    722,020
    10,511   International Game Technology                               370,197
    31,933   Linear Technology Corp.                                   1,120,210
                                                                    ------------
                                                                       4,788,331
                                                                    ------------
Food (1.1%):
    17,243   PepsiCo, Inc.                                               996,473
                                                                    ------------
Health Care (6.8%):
    11,890   Aetna, Inc.                                                 584,275
     8,861   Amgen, Inc. *                                               644,638
    10,576   Boston Scientific Corp. *                                   243,777
     7,840   Covance, Inc. *                                             460,600
     8,735   DENTSPLY International, Inc.                                507,940
     7,982   Genentech, Inc. *                                           674,559
     6,371   Genzyme Corp. *                                             428,259
     2,581   Intuitive Surgical, Inc. * @                                304,558
    29,743   Johnson & Johnson                                         1,761,379
    12,729   Medtronic, Inc.                                             645,997
                                                                    ------------
                                                                       6,255,982
                                                                    ------------
Household (5.7%):
    24,340   Clorox Co.                                                1,456,749

    25,289   Colgate-Palmolive Co.                                     1,444,002
    20,310   Estee Lauder Companies, Inc.,                               755,329
             Class A
    27,926   Procter & Gamble Co.                                      1,609,096
                                                                    ------------
                                                                       5,265,176
                                                                    ------------
Insurance (2.3%):
    17,340   Allstate Corp.                                              903,587
     6,143   American International Group, Inc.                          405,991
    13,934   Assurant, Inc.                                              686,250
     3,233   Genworth Financial, Inc., Class A                           108,079
                                                                    ------------
                                                                       2,103,907
                                                                    ------------
Manufacturing (6.3%):
    10,611   E.I. du Pont de Nemours and Co.                             447,890
    81,664   General Electric Co.                                      2,840,273
     4,820   Harman International Industries, Inc.                       535,647
     5,588   Nucor Corp.                                                 585,567
     9,426   Rohm & Haas Co.                                             460,649
    14,145   Sigma-Aldrich Corp. @                                       930,600
                                                                    ------------
                                                                       5,800,626
                                                                    ------------
Media (4.5%):
    48,274   Comcast Corp., Class A *                                  1,260,917
    17,305   DreamWorks Animation SKG, Inc., Class A * @                 457,717
    26,474   Pixar *                                                   1,698,043
    26,325   Walt Disney Co.                                             734,204
                                                                    ------------
                                                                       4,150,881
                                                                    ------------
Oil & Gas (3.1%):
     7,581   ConocoPhillips                                              478,740
    14,984   Exxon Mobil Corp.                                           911,926
    11,593   Schlumberger, Ltd.                                        1,467,326
                                                                    ------------
                                                                       2,857,992
                                                                    ------------
Pharmaceuticals (4.0%):
    10,399   Omnicare, Inc.                                              571,841
    35,517   Pfizer, Inc.                                                885,084
    23,845   Schering-Plough Corp.                                       452,817
    36,793   Wyeth                                                     1,785,196
                                                                    ------------
                                                                       3,694,938
                                                                    ------------
Retail (13.8%):
    23,322   Advance Auto Parts, Inc.                                    971,128
    24,092   Avon Products, Inc.                                         750,948
    20,136   Best Buy Company, Inc.                                    1,126,206
    66,753   Family Dollar Stores, Inc.                                1,775,631
    15,570   Federated Department Stores, Inc.                         1,136,610
    33,021   Home Depot, Inc.                                          1,396,788
     8,703   J.C. Penney Co., Inc. (Holding Company)                     525,748
    30,797   Kohl's Corp. *                                            1,632,549
     8,526   Office Depot, Inc. *                                        317,508
    63,600   Safeway, Inc.                                             1,597,632
     8,513   Target Corp.                                                442,761
    19,119   Urban Outfitters, Inc. *                                    469,180
    10,011   Wal-Mart Stores, Inc.                                       472,920
                                                                    ------------
                                                                      12,615,609
                                                                    ------------
Services (2.8%):
    38,200   Accenture, Ltd., Class A                                  1,148,674
    17,671   BEA Systems, Inc. *                                         232,020
    35,659   Sysco Corp.                                               1,142,871
                                                                    ------------
                                                                       2,523,565
                                                                    ------------
Telecommunications (4.1%):
    70,651   Cisco Systems, Inc. *                                     1,531,007
    23,838   Juniper Networks, Inc. *                                    455,783
    61,781   Sprint Nextel Corp.                                       1,596,421
     8,682   XM Satellite Radio Holdings, Inc., Class A * @              193,348
                                                                    ------------
                                                                       3,776,559
                                                                    ------------

Transportation (3.4%):
    25,586   AMR Corp. * @                                               692,101
    36,771   Continental Airlines, Inc., Class B * @                     989,140
    15,232   Union Pacific Corp.                                       1,421,907
                                                                    ------------
                                                                       3,103,148
                                                                    ------------
Travel & Entertainment (1.1%):
     7,179   Harrah's Entertainment, Inc.                                559,675
    11,221   US Airways Group, Inc. * @                                  448,840
                                                                    ------------
                                                                       1,008,515
                                                                    ------------
Utilities (2.0%):
    17,822   Emerson Electric Co.                                      1,490,454
     5,874   QUALCOMM, Inc.                                              297,283
                                                                    ------------
                                                                       1,787,737
                                                                    ------------
TOTAL COMMON STOCKS (COST $75,116,786)                                82,910,081
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (10.9%):
10,012,627   Northern Trust Liquid Institutional Asset
                Portfolio                                             10,012,627
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $10,012,627)            10,012,627
                                                                    ------------
DEPOSIT ACCOUNT (6.5%):
 5,935,237   NTRS London Deposit Account                               5,935,237
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $5,935,237)                                5,935,237
                                                                    ------------
INVESTMENT COMPANIES (4.6%):
    28,630   iShares Russell 1000 Growth Index Fund                    1,507,655
    30,305   Nasdaq-100 Index Tracking Stock                           1,270,992
    11,101   Standard & Poor's Depositary Receipt Trust
                Series 1 * @                                           1,441,243
                                                                    ------------
TOTAL INVESTMENT COMPANIES (COST $3,874,009)                           4,219,890
                                                                    ------------
TOTAL INVESTMENTS (COST $94,938,659) (a) - 112.5%                    103,077,835
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of a security is loaned as of March 31, 2006.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $832,314. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $ 8,318,412
Unrealized depreciation        (1,011,550)
                              -----------
Net unrealized appreciation   $ 7,306,862
                              ===========

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country         Percentage
-------         ----------
United States      96.8%
Bermuda             1.2%
Netherlands         1.2%
Germany             0.8%
                  -----
                  100.0%
                  =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ DREYFUS PREMIER SMALL CAP VALUE FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

                                                                         FAIR
SHARES                                                                  VALUE
------                                                               -----------
COMMON STOCKS (96.7%):
Aerospace/Defense (1.4%):
 5,600   Moog, Inc., Class A *                                       $   198,744
26,500   Orbital Sciences Corp. *                                        419,230
 9,200   Teledyne Technologies, Inc. *                                   327,520
                                                                     -----------
                                                                         945,494
                                                                     -----------
Automotive (1.7%):
 5,000   American Axle & Manufacturing Holdings                           85,650
 6,700   Commercial Vehicle Group, Inc. *                                128,707
19,000   Sonic Automotive, Inc.                                          527,440
10,400   TRW Automotive Holdings Corp. *                                 242,320
 9,300   Wabash National Corp.                                           183,675
                                                                     -----------
                                                                       1,167,792
                                                                     -----------
Banking & Financial Services (15.5%):
 7,700   1st Source Corp.                                                230,846
10,000   BancorpSouth, Inc.                                              240,100
20,000   BankAtlantic Bancorp, Inc., Class A                             287,800
17,900   BankUnited Financial Corp., Class A                             484,016
 4,700   Berkshire Hills Bancorp, Inc.                                   164,218
10,600   Boston Private Financial Holdings, Inc.                         358,174
 8,900   Calamos Asset Management, Inc., Class A                         332,860
 8,800   Cardinal Financial Corp.                                        119,064
 7,500   Citizens Banking Corp.                                          201,375
 9,900   Columbia Banking System, Inc.                                   331,254
 5,500   Community Bancorp *                                             170,335
 4,300   Corus Bankshares, Inc. @                                        255,592
11,000   CVB Financial Corp.                                             188,100
18,800   Encore Capital Group, Inc. *                                    277,300
 8,500   Endurance Specialty Holdings, Ltd.                              276,675
 8,200   First Charter Corp.                                             202,540
 2,800   First Citizens BancShares, Inc., Class A                        540,400
 5,200   First Community Bancorp                                         299,832
28,000   First Niagara Financial Group, Inc. @                           410,480
12,000   First Republic Bank                                             453,840
 4,400   FirstFed Financial Corp. * @                                    263,164
15,700   Franklin Bank Corp. *                                           301,911
10,100   Fremont General Corp. @                                         217,756
15,500   Greater Bay Bancorp                                             429,970
12,000   Irwin Financial Corp.                                           231,960
 6,500   Jefferies Group, Inc.                                           380,250
13,800   KNBT Bancorp, Inc.                                              225,630
 7,800   Mainsource Financial Group, Inc.                                147,420
 4,125   Midwest Banc Holdings, Inc.                                     107,003
10,000   NCO Group, Inc. *                                               237,500
15,000   NewAlliance Bancshares, Inc.                                    216,450
25,000   Provident Financial Services, Inc.                              452,500
 3,500   Simmons First National Corp., Class A                           104,160
18,500   Sterling Bancshares, Inc.                                       333,925
 4,300   Taylor Cap Group, Inc.                                          168,517
 3,000   Union Bankshares Corp.                                          137,130
12,700   United Community Banks, Inc.                                    357,505
 7,400   Whitney Holding Corp.                                           262,404
                                                                     -----------

                                                                      10,399,956
                                                                     -----------
Chemicals (1.8%):
 8,600   Cabot Microelectronics Corp. *                                  319,060
10,500   H.B. Fuller Co.                                                 539,070
46,000   Terra Industries, Inc. * @                                      324,300
                                                                     -----------
                                                                       1,182,430
                                                                     -----------
Computers (5.4%):
13,000   Agilysys, Inc.                                                  195,780
12,300   Blackbaud, Inc.                                                 260,637
21,000   Emulex Corp. *                                                  358,890
 9,700   FileNET Corp. *                                                 262,094
 9,500   Innovative Solutions and Support, Inc. *                        123,500
14,100   Intergraph Corp. *                                              587,406
 5,400   Komag, Inc. * @                                                 257,040
30,000   Lawson Software, Inc. * @                                       230,100
 7,300   MTS Systems Corp.                                               305,359
 9,500   Palm, Inc. * @                                                  220,020
13,400   Perot Systems Corp., Class A *                                  208,504
16,500   Polycom, Inc. *                                                 357,720
 9,500   SafeNet, Inc. * @                                               251,560
                                                                     -----------
                                                                       3,618,610
                                                                     -----------
Construction (3.6%):
 8,600   Builders Firstsource, Inc. *                                    195,306
14,800   Building Materials Holding Corp. @                              527,472
 3,200   Eagle Materials, Inc.                                           204,032
 6,300   Texas Industries, Inc.                                          381,087
 7,900   URS Corp. *                                                     317,975
 3,200   USG Corp. * @                                                   303,872
 4,900   Washington Group International, Inc.                            281,211
 7,400   WCI Communities, Inc. * @                                       205,868
                                                                     -----------
                                                                       2,416,823
                                                                     -----------
Electronics (3.3%):
21,500   Audiovox Corp., Class A *                                       256,710
 4,200   Cymer, Inc. *                                                   190,848
21,000   Entegris, Inc. *                                                223,440
16,000   Mattson Technology, Inc. *                                      192,000
16,000   Methode Electronics, Inc.                                       174,240
 9,100   OmniVision Technologies, Inc. * @                               274,820
 8,300   Portalplayer, Inc. * @                                          184,509
20,100   Silicon Image, Inc. *                                           207,231
65,000   Solectron Corp. *                                               260,000
19,500   TTM Technologies, Inc. *                                        282,555
                                                                     -----------
                                                                       2,246,353
                                                                     -----------
Food (2.4%):
26,000   Chiquita Brands International, Inc.                             436,020
14,000   Nash Finch Co. @                                                418,600
10,800   Performance Food Group Co. * @                                  336,852
 7,000   Pilgrim's Pride Corp. @                                         151,690
 6,600   Ralcorp Holding, Inc. *                                         251,130
                                                                     -----------
                                                                       1,594,292
                                                                     -----------
Health Care (3.5%):
33,000   Allied Healthcare International, Inc. *                         160,050
 8,600   Arena Pharmaceuticals, Inc. * @                                 155,746
12,400   CONMED Corp. *                                                  237,460
 6,000   Haemonetics Corp. *                                             304,620
53,500   HealthTronics, Inc. *                                           442,445
15,700   Kindred Healthcare, Inc. * @                                    394,855
 5,500   Magellan Health Services, Inc. *                                222,585
 7,900   Medical Action Industries, Inc. *                               189,521
 1,800   Pediatrix Medical Group, Inc. *                                 184,752
 9,400   Seattle Genetics, Inc. *                                         48,504
                                                                     -----------
                                                                       2,340,538
                                                                     -----------
Insurance (4.9%):
17,000   American Equity Investment Life Holding Co.                     243,780

 3,400   American Physicians Capital, Inc. *                             163,200
 3,600   Arch Capital Group, Ltd. *                                      207,864
 3,600   Delphi Financial Group, Inc., Class A                           185,868
 2,600   EMC Insurance Group, Inc.                                        72,462
 6,700   Great American Financial Resources, Inc.                        132,191
 3,900   LandAmerica Financial Group, Inc.                               264,615
19,800   Odyssey Re Holdings Corp. @                                     429,660
13,500   Ohio Casualty Corp.                                             427,950
16,000   Phoenix Companies, Inc.                                         260,800
16,500   Platinum Underwriter Holdings, Ltd.                             480,150
16,500   Scottish Re Group, Ltd. @                                       409,365
                                                                     -----------
                                                                       3,277,905
                                                                     -----------
Manufacturing (9.7%):
 4,600   Actuant Corp., Class A                                          281,612
15,500   AGCO Corp. * @                                                  321,470
20,400   Blount International, Inc. *                                    328,644
 5,000   Briggs & Stratton Corp.                                         176,850
 5,600   Chattem, Inc. *                                                 210,840
13,700   Checkpoint Systems, Inc. *                                      368,256
 9,200   CLARCOR, Inc.                                                   327,520
 9,200   CNS, Inc.                                                       198,168
 9,200   Coherent, Inc. *                                                323,012
12,000   Elizabeth Arden, Inc. *                                         279,840
14,200   Enpro Industries, Inc. *                                        487,060
 8,000   Gardner Denver, Inc. *                                          521,600
 6,100   Georgia Gulf Corp.                                              158,539
 6,300   Graco, Inc.                                                     286,209
 3,900   Greif, Inc., Class A                                            266,838
 8,200   Kadant, Inc. *                                                  186,140
 3,700   Kennametal, Inc.                                                226,218
25,000   LSI Industries, Inc.                                            426,000
 8,800   Rofin-Sinar Technologies, Inc. *                                476,344
 6,600   Silgan Holdings, Inc.                                           265,122
   402   Superior Essex, Inc. *                                           10,227
 6,000   Watts Water Technologies, Inc., Class A                         218,040
49,800   Westell Technologies, Inc., Class A *                           202,686
                                                                     -----------
                                                                       6,547,235
                                                                     -----------
Media (2.0%):
26,500   Entravision Communications Corp., Class A *                     242,740
19,000   Gray Television, Inc.                                           159,600
26,000   Journal Communications, Inc., Class A                           322,400
15,500   Lin TV Corp., Class A *                                         139,500
16,000   Readers Digest Association, Inc.                                236,000
 8,300   Scholastic Corp. *                                              222,108
                                                                     -----------
                                                                       1,322,348
                                                                     -----------
Metals/Mining (2.4%):
 8,000   Commercial Metals Co.                                           427,920
 6,200   Metal Management, Inc.                                          196,230
 6,700   Mueller Industries, Inc.                                        239,123
 3,000   Quanex Corp.                                                    199,890
 3,600   Reliance Steel & Aluminum Co.                                   338,112
 7,900   Steel Technologies, Inc.                                        191,970
                                                                     -----------
                                                                       1,593,245
                                                                     -----------
Oil/Gas (5.8%):
12,300   Atmos Energy Corp.                                              323,859
12,300   Cimarex Energy Co.                                              532,098
14,300   Edge Petroleum Corp. *                                          357,214
 7,600   Energy Partners, Ltd. *                                         179,208
 3,500   Frontier Oil Corp.                                              207,725
 5,200   Headwaters, Inc. * @                                            206,908
 4,400   Houston Exploration Co. *                                       231,880
 8,700   Key Energy Services, Inc. *                                     132,675
 7,400   Lone Star Technologies, Inc. *                                  410,034

    5,600   Northwest Natural Gas Co.                                    198,744
    2,900   Pogo Producing Co.                                           145,725
    3,400   Stone Energy Corp. *                                         150,042
    4,600   Swift Energy Co. *                                           172,316
    6,300   Todco, Class A                                               248,283
    3,500   Universal Compression Holdings, Inc. *                       177,345
    8,300   WGL Holdings, Inc.                                           252,486
                                                                      ----------
                                                                       3,926,542
                                                                      ----------
Paper & Related Products (0.3%):
    5,000   Potlatch Corp. @                                             214,200
                                                                      ----------
Pharmaceuticals (1.7%):
    6,300   MGI Pharma, Inc. *                                           110,250
   10,700   NBTY, Inc. *                                                 240,964
   10,800   Pharmion Corp. *                                             194,616
    9,500   PRA International *                                          235,505
    9,500   Vertex Pharmaceuticals, Inc. *                               347,605
                                                                      ----------
                                                                       1,128,940
                                                                      ----------
Real Estate (1.3%):
    9,400   American Campus Communities, Inc.                            243,554
   10,700   Bluegreen, Corp. *                                           141,454
   21,200   Equity One, Inc. @                                           520,672
                                                                      ----------
                                                                         905,680
                                                                      ----------
Real Estate Investment Trusts (8.0%):
   12,000   BioMed Realty Trust, Inc.                                    355,680
   13,000   Brandywine Realty Trust                                      412,880
    8,300   Colonial Properties Trust @                                  416,079
    3,700   Corporate Office Properties Trust                            169,238
    6,300   Correctional Properties Trust                                157,815
    7,900   Entertainment Properties Trust                               331,642
   12,400   Felcor Lodging Trust, Inc.                                   261,640
    6,400   Health Care REIT, Inc. @                                     243,840
   36,000   Highland Hospitality Corp.                                   457,560
   29,000   Kite Realty Group Trust                                      462,550
   22,300   Lexington Corporate Properties Trust @                       464,955
    9,600   Newcastle Investment Corp.                                   229,632
   17,000   OMEGA Healthcare Investors, Inc.                             238,340
    8,200   Parkway Properties, Inc.                                     358,176
   12,400   Pennsylvania Real Estate Investment Trust @                  545,600
   25,100   Winston Hotels, Inc.                                         285,387
                                                                      ----------
                                                                       5,391,014
                                                                      ----------
Retail (7.8%):
    8,922   Applebee's International, Inc.                               219,035
   18,100   Casey's General Stores, Inc.                                 413,947
   14,000   Cato Corp.                                                   334,040
    4,400   Children's Place Retail Stores, Inc. * @                     254,760
   20,700   CSK Auto Corp. *                                             287,109
   24,000   Finish Line, Class A                                         394,800
    8,500   Furniture Brands International, Inc.                         208,335
    6,800   GameStop Corp., Class B *                                    294,576
    6,700   Jack In the Box, Inc. *                                      291,450
    9,000   K-Swiss, Inc., Class A                                       271,260
   17,900   K2, Inc. *                                                   224,645
   15,200   Lone Star Steakhouse & Saloon, Inc.                          431,984
    5,900   Longs Drug Stores Corp.                                      273,052
   11,500   Marvel Entertainment Inc. *                                  231,380
   16,900   Payless ShoeSource, Inc. *                                   386,841
   10,400   Stein Mart, Inc.                                             181,168
    7,100   United Stationers, Inc. *                                    377,010
    8,300   Wolverine World Wide, Inc.                                   183,679
                                                                      ----------
                                                                       5,259,071
                                                                      ----------
Services (5.8%):
   12,500   ABM Industries, Inc.                                         239,625
   14,000   Chesapeake Corp.                                             194,320
   10,000   eFunds Corp. *                                               258,400

    4,300   Esco Technologies, Inc. *                                    217,795
   15,600   First Advantage Corp., Class A * @                           377,208
   25,100   Healthcare Services Group, Inc.                              536,136
    8,900   Hewitt Associates, Inc., Class A *                           264,686
   10,800   Maximus, Inc.                                                388,584
   25,700   MPS Group, Inc. *                                            393,210
    8,100   Shaw Group, Inc. *                                           246,240
   23,200   Spherion Corp. *                                             241,280
   13,400   StarTek, Inc.                                                315,704
    7,000   Watson Wyatt & Company Holdings                              228,060
                                                                      ----------
                                                                       3,901,248
                                                                      ----------
Telecommunications (3.7%):
    6,000   Anixter International, Inc.                                  286,680
   46,900   Cincinnati Bell, Inc. *                                      211,988
    9,000   Comtech Telecommunications Corp. *                           262,530
   10,236   Consolidated Communications Holdings, Inc.                   166,540
   20,600   Digi International, Inc. *                                   240,402
    6,200   Leap Wireless International, Inc. *                          270,258
   10,800   NETGEAR, Inc. *                                              205,308
   10,200   NeuStar, Inc., Class A *                                     316,200
   21,000   Premiere Global Services, Inc. *                             169,050
   30,500   Skyworks Solutions, Inc. *                                   207,095
   14,500   SpectraLink Corp.                                            181,975
                                                                      ----------
                                                                       2,518,026
                                                                      ----------
Transportation (1.4%):
    9,500   General Maritime Corp. @                                     316,730
    9,750   Genesee & Wyoming, Inc., Class A *                           299,130
   11,000   Pacer International, Inc.                                    359,480
                                                                      ----------
                                                                         975,340
                                                                      ----------
Travel & Entertainment (0.3%):
    7,800   Monarch Casino & Resort, Inc. *                              221,442
                                                                      ----------
Utilities (3.0%):
   10,600   ALLETE, Inc.                                                 493,960
    5,000   Black Hills Corp.                                            170,000
   15,500   Cleco Corp.                                                  346,115
    8,700   El Paso Electric Co. *                                       165,648
   10,600   Great Plains Energy, Inc.                                    298,390
    6,800   New Jersey Resources Corp.                                   307,700
    9,400   Piedmont Natural Gas Company, Inc. @                         225,506
                                                                      ----------
                                                                       2,007,319
                                                                      ----------
TOTAL COMMON STOCKS (COST $59,493,122)                                65,101,843
                                                                      ----------

COLLATERAL FOR SECURITIES ON LOAN (13.2%):
8,902,219   Allianz Dresdner Daily Asset Fund #                        8,902,219
                                                                      ----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $8,902,219)              8,902,219
                                                                      ----------
DEPOSIT ACCOUNT (3.1%):
2,075,125   TNT Offshore Deposit Account                               2,075,125
                                                                      ----------
TOTAL DEPOSIT ACCOUNT (COST $2,075,125)                                2,075,125
                                                                      ----------
TOTAL INVESTMENTS (COST $70,470,466) (a) - 113.0%                     76,079,187
                                                                      ==========

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

#    Investment in affiliate.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $20,444. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $ 7,919,934
Unrealized depreciation        (2,331,657)
                              -----------
Net unrealized appreciation   $ 5,588,277
                              ===========

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country         Percentage
-------         ----------
United States      99.3%
Bermuda             0.7%
                  -----
                  100.0%
                  =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ FRANKLIN SMALL CAP VALUE FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (87.8%):
Airlines (0.9%):
     97,900   SkyWest, Inc. @                                       $  2,865,533
                                                                    ------------
Automobiles (5.3%):
    220,000   Monaco Coach Corp. @                                     2,948,000
    177,300   Superior Industries International, Inc. @                3,432,528
    130,000   Thor Industries, Inc. @                                  6,936,800
    220,995   Wabash National Corp. @                                  4,364,651
                                                                    ------------
                                                                      17,681,979
                                                                    ------------
Banking/Financial Services (0.7%):
        700   Chemical Financial Corp. @                                  22,617
     28,375   First Indiana Corp.                                        791,663
     45,300   Peoples Bancorp, Inc. @                                  1,359,000
                                                                    ------------
                                                                       2,173,280
                                                                    ------------
Chemicals (2.0%):
     94,800   Cabot Corp. @                                            3,222,252
     96,500   Westlake Chemical Corp. @                                3,334,075
                                                                    ------------
                                                                       6,556,327
                                                                    ------------
Computers (1.6%):
    110,200   Avocent Corp. * @                                        3,497,748
     64,900   Reynolds & Reynolds Co., Class A @                       1,843,160
                                                                    ------------
                                                                       5,340,908
                                                                    ------------
Construction (1.7%):
    121,400   M/I Homes, Inc. @                                        5,705,800
                                                                    ------------
Electronics (3.3%):
     55,000   Mettler-Toledo International, Inc. *                     3,318,700
    103,300   Mine Safety Appliances Co. @                             4,338,600
     16,900   Nordson Corp. @                                            842,634
     28,600   OmniVision Technologies, Inc. * @                          863,720
    121,700   Sierra Pacific Resources * @                             1,680,677
                                                                    ------------
                                                                      11,044,331
                                                                    ------------
Health Care (4.3%):
    140,000   Hillenbrand Industries, Inc. @                           7,698,600
    125,000   STERIS Corp.                                             3,085,000
    107,400   West Pharmaceutical Services, Inc. @                     3,728,928
                                                                    ------------
                                                                      14,512,528
                                                                    ------------
Household (2.8%):
     70,700   Ethan Allen Interiors, Inc. @                            2,970,814
     77,400   Hooker Furniture Corp. @                                 1,462,860
    174,600   La-Z-Boy, Inc. @                                         2,968,200
    118,400   Russ Berrie & Company, Inc. @                            1,799,680
                                                                    ------------
                                                                       9,201,554
                                                                    ------------
Insurance (9.5%):
     30,000   American National Insurance Co.                          3,362,400
    156,100   Arthur J. Gallagher & Co. @                              4,341,141
    224,500   Aspen Insurance Holdings, Ltd. @                         5,536,170
      5,800   Harleysville Group, Inc.                                   172,202
    143,400   IPC Holdings, Ltd. @                                     4,022,370
     58,700   Mercury General Corp. @                                  3,222,630
    239,500   Montpelier Re Holdings, Ltd. @                           3,903,850
     76,900   Protective Life Corp. @                                  3,825,006
     38,000   RLI Corp. @                                              2,177,400
     20,600   StanCorp Financial Group, Inc. @                         1,114,666
                                                                    ------------

                                                                      31,677,835
                                                                    ------------
Manufacturing (20.5%):
     26,700   A.O. Smith Corp. @                                       1,409,760
    103,975   American Woodmark Corp. @                                3,691,113
    128,000   Apogee Enterprises, Inc. @                               2,160,640
     36,800   AptarGroup, Inc.                                         2,033,200
        200   Baldor Electric Co. @                                        6,774
     45,000   Bassett Furniture Industries, Inc. @                       897,750
    123,500   Bemis Company, Inc.                                      3,900,130
     55,100   Bowater, Inc. @                                          1,629,858
    117,000   Briggs & Stratton Corp. @                                4,138,290
     45,000   Carlisle Companies, Inc. @                               3,681,000
    110,500   CIRCOR International, Inc. @                             3,226,600
     40,400   CNH Global NV @                                          1,041,512
     62,200   Cohu, Inc. @                                             1,319,884
     34,000   Genlyte Group, Inc. * @                                  2,316,760
    144,600   Graco, Inc. @                                            6,569,177
     48,600   JLG Industries, Inc. @                                   1,496,394
     55,000   Kennametal, Inc.                                         3,362,700
     13,900   Lancaster Colony Corp. @                                   583,800
     46,200   Lone Star Technologies, Inc. * @                         2,559,942
    168,500   Mueller Industries, Inc.                                 6,013,765
     25,700   Powell Industries, Inc. * @                                559,746
    222,600   RPM International, Inc.                                  3,993,444
     80,900   Russell Corp. @                                          1,116,420
     40,000   Teleflex, Inc.                                           2,865,200
      5,700   Warnaco Group, Inc. *                                      136,800
    109,000   Watts Water Technologies, Inc., Class A @                3,961,060
    122,500   Winnebago Industries, Inc. @                             3,716,650
                                                                    ------------
                                                                      68,388,369
                                                                    ------------
Metals/Mining (5.7%):
     42,800   Arch Coal, Inc. @                                        3,250,232
    145,300   Gibraltar Industries, Inc. @                             4,280,538
     52,100   Reliance Steel & Aluminum Co. @                          4,893,232
    110,500   Steel Dynamics, Inc. @                                   6,268,665
     13,700   Timken Co. @                                               442,099
                                                                    ------------
                                                                      19,134,766
                                                                    ------------
Oil/Gas (3.4%):
     40,800   Atmos Energy Corp. @                                     1,074,264
     11,300   Atwood Oceanics, Inc. * @                                1,141,413
     95,600   Global Industries, Ltd. * @                              1,385,244
     89,200   Helix Energy Solutions Group, Inc. * @                   3,380,680
     47,500   Oil States International, Inc. * @                       1,750,375
     50,000   Tidewater, Inc. @                                        2,761,500
                                                                    ------------
                                                                      11,493,476
                                                                    ------------
Paper/Forest Products (0.9%):
    117,000   Glatfelter                                               2,144,610
    105,000   Mercer International, Inc. * @                             977,550
                                                                    ------------
                                                                       3,122,160
                                                                    ------------
Pharmaceuticals (1.6%):
      3,300   Adams Respiratory Therapeutics, Inc. * @                   131,241
    173,500   NBTY, Inc. * @                                           3,907,220
     37,000   Pharmaceutical Product Development, Inc. * @             1,280,570
                                                                    ------------
                                                                       5,319,031
                                                                    ------------
Real Estate Investment Trusts (0.6%):
     72,000   Arbor Realty Trust, Inc. @                               1,943,280
                                                                    ------------
Retail/Wholesale (11.9%):
    126,000   American Eagle Outfitters, Inc. @                        3,762,360
     14,000   Bob Evans Farms, Inc. @                                    415,940
     85,000   Brown Shoe Company, Inc. @                               4,460,800
    142,000   Casey's General Stores, Inc. @                           3,247,540
    110,000   Christopher & Banks Corp. @                              2,553,100
     49,900   Dillard's, Inc., Class A @                               1,299,396

    112,400   Gymboree Corp. * @                                       2,926,896
    196,000   Hot Topic, Inc. * @                                      2,842,000
     53,800   Men's Wearhouse, Inc.                                    1,933,572
    232,900   Pier 1 Imports, Inc. @                                   2,703,969
    147,300   Regis Corp. @                                            5,078,904
    110,000   Timberland Co., Class A * @                              3,765,300
     74,800   Tuesday Morning Corp. @                                  1,727,132
    184,000   West Marine, Inc. * @                                    2,761,840
     10,400   Zale Corp. * @                                             291,512
                                                                    ------------
                                                                      39,770,261
                                                                    ------------
Services (1.5%):
     68,700   ABM Industries, Inc. @                                   1,316,979
     32,100   Dollar Thrifty Automotive Group, Inc. * @                1,457,340
     42,800   EMCOR Group, Inc. *                                      2,125,448
                                                                    ------------
                                                                       4,899,767
                                                                    ------------
Transportation (6.5%):
     42,300   Bristow Group, Inc. * @                                  1,307,070
     98,939   Genesee & Wyoming, Inc., Class A * @                     3,035,433
    304,800   J.B. Hunt Transport Services, Inc. @                     6,565,392
     58,700   Kansas City Southern * @                                 1,449,890
     94,700   OMI Corp. @                                              1,706,494
     62,300   Overseas Shipholding Group, Inc. @                       2,986,039
    125,000   Teekay Shipping Corp. @                                  4,633,750
                                                                    ------------
                                                                      21,684,068
                                                                    ------------
Travel/Entertainment (1.3%):
     49,600   Aztar Corp. * @                                          2,082,704
     70,000   Intrawest Corp.                                          2,393,300
                                                                    ------------
                                                                       4,476,004
                                                                    ------------
Utilities (1.8%):
     88,400   Airgas, Inc.                                             3,455,556
    138,000   Northeast Utilities, Inc. @                              2,695,140
                                                                    ------------
                                                                       6,150,696
                                                                    ------------
TOTAL COMMON STOCKS (COST $254,576,690)                              293,141,953
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (34.8%):
116,298,409   Northern Trust Liquid Institutional Asset
              Portfolio                                              116,298,409
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $116,298,409)          116,298,409
                                                                    ------------
DEPOSIT ACCOUNT (10.9%):
 36,406,689   TNT Offshore Deposit Account                            36,406,689
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $36,406,689)                              36,406,689
                                                                    ------------
TOTAL INVESTMENTS (COST $407,281,788) (a) - 133.5%                   445,847,051
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $725. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $48,073,636
Unrealized depreciation        (9,509,098)
                              -----------
Net unrealized appreciation   $38,564,538
                              ===========

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

COUNTRY         PERCENTAGE
-------         ----------
United States      97.1%
Bahamas             1.4%
Bermuda             1.2%
Netherlands         0.3%
                  -----
                  100.0%
                  =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON 20/20 FOCUS FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)


  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (98.0%):
Banking/Financial Services (7.6%):
   108,800   American Express Co.                                   $  5,717,440
    73,700   Merrill Lynch & Company, Inc.                             5,804,612
    44,400   UBS AG, Registered Shares                                 4,882,668
                                                                    ------------
                                                                      16,404,720
                                                                    ------------
Chemicals (2.6%):
   131,600   E. I. du Pont de Nemours and Co.                          5,554,836
                                                                    ------------
Computers (12.8%):
   157,800   Adobe Systems, Inc.                                       5,510,376
    67,400   Apple Computer, Inc. *                                    4,227,328
   184,700   CA, Inc.                                                  5,025,687
   271,000   Cisco Systems, Inc. *                                     5,872,570
    16,800   Google, Inc., Class A *                                   6,552,000
                                                                    ------------
                                                                      27,187,961
                                                                    ------------
E-Commerce (2.6%):
   145,300   eBay, Inc. *                                              5,675,418
                                                                    ------------
Electronics (4.4%):
   112,300   Broadcom Corp., Class A *                                 4,846,868
    85,200   Marvell Technology Group, Ltd. *                          4,609,320
                                                                    ------------
                                                                       9,456,188
                                                                    ------------
Food (2.4%):
   127,900   Cadbury Schweppes plc, ADR @                              5,116,000
                                                                    ------------
Health Care (5.0%):
    74,900   Amgen, Inc. *                                             5,448,975
    95,700   UnitedHealth Group, Inc.                                  5,345,802
                                                                    ------------
                                                                      10,794,777
                                                                    ------------
Household (2.7%):
    99,900   Procter & Gamble Co.                                      5,756,238
                                                                    ------------
Insurance (2.2%):
    71,900   American International Group, Inc.                        4,751,871
                                                                    ------------
Manufacturing (4.6%):
    95,300   American Standard Companies, Inc.                         4,084,558
   134,200   Honeywell International, Inc.                             5,739,734
                                                                    ------------
                                                                       9,824,292
                                                                    ------------
Metals/Mining (2.3%):
    60,800   Phelps Dodge Corp.                                        4,896,224
                                                                    ------------
Oil/Gas (12.1%):
   107,500   Nexen, Inc. @                                             5,916,800
    59,500   Occidental Petroleum Corp.                                5,512,675
    22,100   Schlumberger, Ltd.                                        2,797,197
    75,900   Suncor Energy, Inc. @                                     5,845,818
    73,300   Transocean, Inc. *                                        5,885,990
                                                                    ------------
                                                                      25,958,480
                                                                    ------------
Pharmaceuticals (12.4%):
    84,300   Caremark Rx, Inc. *                                       4,145,874
    94,800   Gilead Sciences, Inc. *                                   5,898,456
    91,000   Novartis AG, ADR                                          5,045,040
    74,100   Roche Holding AG, ADR                                     5,502,851
   125,500   Sanofi-Aventis, ADR @                                     5,954,975
                                                                    ------------
                                                                      26,547,196
                                                                    ------------

Retail/Wholesale (9.5%):
    66,300   Federated Department Stores, Inc.                         4,839,900
   265,500   Kroger Co. *                                              5,405,580
   110,700   Wal-Mart Stores, Inc.                                     5,229,468
   330,800   Xerox Corp. *                                             5,028,160
                                                                    ------------
                                                                      20,503,108
                                                                    ------------
Services (2.7%):
   163,800   Waste Management, Inc.                                    5,782,140
                                                                    ------------
Telecommunications (4.7%):
   194,400   Comcast Corp., Class A *                                  5,085,504
   196,800   Sprint Nextel Corp.                                       5,085,312
                                                                    ------------
                                                                      10,170,816
                                                                    ------------
Travel/Entertainment (2.8%):
   215,200   Walt Disney Co.                                           6,001,928
                                                                    ------------
Utilities (4.6%):
   114,700   Sempra Energy                                             5,328,962
   103,800   TXU Corp.                                                 4,646,088
                                                                    ------------
                                                                       9,975,050
                                                                    ------------
TOTAL COMMON STOCKS (COST $195,815,502)                              210,357,243
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (4.7%):
10,195,291   Northern Trust Liquid Institutional Asset Portfolio      10,195,291
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $10,195,291)            10,195,291
                                                                    ------------
DEPOSIT ACCOUNT (4.2%):
 9,002,794   TNT Offshore Deposit Account                              9,002,794
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $9,002,794)                                9,002,794
                                                                    ------------
TOTAL INVESTMENTS (COST $215,013,587) (a) - 106.9%                   229,555,328
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $662,003. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $15,346,560
Unrealized depreciation        (1,466,822)
                              -----------
Net unrealized appreciation   $13,879,738
                              ===========

The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

COUNTRY          PERCENTAGE
-------          ----------
United States       77.8%
Switzerland          7.0%
Canada               5.4%
Cayman Islands       2.7%
France               2.7%
United Kingdom       2.3%
Bermuda              2.1%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ JENNISON GROWTH FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                              FAIR VALUE
  ------                                                             -----------
COMMON STOCKS (98.2%):
Banking/Financial Services (10.7%):
   21,500   American Express Co.                                     $ 1,129,825
   49,700   Charles Schwab Corp.                                         855,337
    4,800   Goldman Sachs Group, Inc.                                    753,408
    3,900   Legg Mason, Inc.                                             488,787
   12,600   Merrill Lynch & Company, Inc.                                992,376
    8,200   UBS AG, Registered Shares                                    901,754
                                                                     -----------
                                                                       5,121,487
                                                                     -----------
Beverages (1.7%):
   14,500   PepsiCo, Inc.                                                837,955
                                                                     -----------
Computers (18.4%):
   32,300   Adobe Systems, Inc.                                        1,127,916
    9,900   Apple Computer, Inc. *                                       620,928
   46,200   Cisco Systems, Inc. *                                      1,001,154
   15,500   Electronic Arts, Inc. *                                      848,160
    4,900   Google, Inc., Class A *                                    1,910,999
   40,100   Microsoft Corp.                                            1,091,121
    5,400   NAVTEQ Corp. *                                               273,510
   17,100   SAP AG, ADR @                                                928,872
   32,000   Yahoo!, Inc. *                                             1,032,320
                                                                     -----------
                                                                       8,834,980
                                                                     -----------
E-Commerce (3.3%):
   40,200   eBay, Inc. *                                               1,570,212
                                                                     -----------
Electronics (10.3%):
   19,300   Agilent Technologies, Inc. *                                 724,715
   26,100   Broadcom Corp., Class A *                                  1,126,476
   17,900   Marvell Technology Group, Ltd. *                             968,390
   28,900   Maxim Integrated Products, Inc.                            1,073,635
   32,300   Texas Instruments, Inc.                                    1,048,781
                                                                     -----------
                                                                       4,941,997
                                                                     -----------
Health Care (9.5%):
    8,500   Alcon, Inc.                                                  886,210
   14,900   Amgen, Inc. *                                              1,083,975
   11,100   Genentech, Inc. *                                            938,061
   16,200   St. Jude Medical, Inc. *                                     664,200
   17,500   UnitedHealth Group, Inc.                                     977,550
                                                                     -----------
                                                                       4,549,996
                                                                     -----------
Household (3.1%):
   25,840   Procter & Gamble Co.                                       1,488,901
                                                                     -----------
Insurance (4.2%):
   14,700   American International Group, Inc.                           971,523
    3,200   CIGNA Corp.                                                  417,984
    8,100   WellPoint, Inc. *                                            627,183
                                                                     -----------
                                                                       2,016,690
                                                                     -----------
Manufacturing (1.9%):
   26,300   General Electric Co.                                         914,714
                                                                     -----------
Media (0.6%):
    4,000   Getty Images, Inc. * @                                       299,520
                                                                     -----------
Oil/Gas (4.9%):
    6,300   Occidental Petroleum Corp.                                   583,695
    9,100   Schlumberger, Ltd.                                         1,151,787

    8,100   Suncor Energy, Inc.                                          623,862
                                                                     -----------
                                                                       2,359,344
                                                                     -----------
Pharmaceuticals (8.9%):
   13,700   Caremark Rx, Inc. *                                          673,766
   15,700   Gilead Sciences, Inc. *                                      976,854
   17,900   Novartis AG, ADR                                             992,376
   13,400   Roche Holding AG, ADR                                        995,118
   13,200   Sanofi-Aventis, ADR @                                        626,340
                                                                     -----------
                                                                       4,264,454
                                                                     -----------
Restaurants (0.8%):
   10,700   The Cheesecake Factory, Inc *                                400,715
                                                                     -----------
Retail/Wholesale (13.3%):
   18,100   Chico's FAS, Inc. *                                          735,584
   21,200   Coach, Inc. *                                                733,096
   11,600   Federated Department Stores, Inc.                            846,800
   11,200   Home Depot, Inc.                                             473,760
   10,500   Lowe's Companies, Inc.                                       676,620
    8,500   NIKE, Inc., Class B                                          723,350
   13,500   Target Corp.                                                 702,135
   11,400   Urban Outfitters, Inc. *                                     279,756
   12,300   Whole Foods Market, Inc.                                     817,212
   10,000   Williams-Sonoma, Inc. *                                      424,000
                                                                     -----------
                                                                       6,412,313
                                                                     -----------
Telecommunications (3.1%):
   30,300   Nokia Oyj, ADR @                                             627,816
   16,800   QUALCOMM, Inc.                                               850,248
                                                                     -----------
                                                                       1,478,064
                                                                     -----------
Travel/Entertainment (3.5%):
   10,500   Marriott International, Inc., Class A                        720,300
   34,800   Walt Disney Co.                                              970,572
                                                                     -----------
                                                                       1,690,872
                                                                     -----------
TOTAL COMMON STOCKS (COST $44,577,386)                                47,182,214
                                                                     -----------
DEPOSIT ACCOUNT (5.9%):
2,848,727   TNT Offshore Deposit Account                               2,848,727
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $2,848,727)                                2,848,727
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (5.0%):
2,388,765   Northern Trust Liquid Institutional Asset Portfolio        2,388,765
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $2,388,765)              2,388,765
                                                                     -----------
TOTAL INVESTMENTS (COST $49,814,878) (a) - 109.1%                     52,419,706
                                                                     ===========

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All of a portion of security is loaned as of March 31, 2006.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $204,740. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $2,996,084
Unrealized depreciation         (595,996)
                              ----------
Net unrealized appreciation   $2,400,088
                              ==========

The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

COUNTRY         PERCENTAGE
-------         ----------
United States      84.7%
Switzerland         7.6%
Bermuda             1.9%
Germany             1.9%
Canada              1.3%
Finland             1.3%
France              1.3%
                  -----
                  100.0%
                  =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON GROWTH FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)


  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (98.7%):
Banking & Financial Services (10.3%):
    91,500   Citigroup, Inc.                                        $  4,322,460
    88,200   Countrywide Financial Corp. @                             3,236,940
    11,400   Goldman Sachs Group, Inc.                                 1,789,344
                                                                    ------------
                                                                       9,348,744
                                                                    ------------
Computers (26.8%):
   100,600   CA, Inc. @                                                2,737,326
    92,400   Cisco Systems, Inc. *                                     2,002,308
   149,600   Dell, Inc. *                                              4,452,096
    77,400   Electronic Arts, Inc. *                                   4,235,328
    12,300   Google, Inc., Class A *                                   4,797,000
    68,900   Intel Corp.                                               1,333,215
   144,200   Yahoo!, Inc. *                                            4,651,892
                                                                    ------------
                                                                      24,209,165
                                                                    ------------
E-Commerce (17.9%):
   122,800   Amazon.com, Inc. *                                        4,483,428
   114,800   eBay, Inc. *                                              4,484,088
   168,000   Expedia, Inc. *                                           3,405,360
   130,400   IAC/InterActiveCorp * @                                   3,842,888
                                                                    ------------
                                                                      16,215,764
                                                                    ------------
Health Care (7.4%):
    53,400   Aetna, Inc.                                               2,624,076
    77,200   Boston Scientific Corp. *                                 1,779,460
    42,000   UnitedHealth Group, Inc.                                  2,346,120
                                                                    ------------
                                                                       6,749,656
                                                                    ------------
Insurance (4.7%):
    64,000   American International Group, Inc.                        4,229,760
                                                                    ------------
Manufacturing (5.9%):
    29,900   Caterpillar, Inc.                                         2,147,119
    61,900   Harley-Davidson, Inc. @                                   3,211,372
                                                                    ------------
                                                                       5,358,491
                                                                    ------------
Media (4.7%):
   142,300   DIRECTV Group, Inc. *                                     2,333,720
    85,200   XM Satellite Radio Holdings, Inc., Class A * @            1,897,404
                                                                    ------------
                                                                       4,231,124
                                                                    ------------
Retail/Wholesale (2.2%):
    23,400   Nike, Inc., Class B                                       1,991,340
                                                                    ------------
Services (4.7%):
    65,600   Accenture, Ltd., Class A @                                1,972,592
    20,100   FedEx Corp.                                               2,270,094
                                                                    ------------
                                                                       4,242,686
                                                                    ------------
Telecommunications (11.0%):
   229,500   Nokia Oyj Corp., ADR @                                    4,755,240
    54,400   QUALCOMM, Inc.                                            2,753,184
    96,166   Sprint Nextel Corp.                                       2,484,929
                                                                    ------------
                                                                       9,993,353
                                                                    ------------
Travel/Entertainment (3.1%):
    80,900   International Game Technology                             2,849,298
                                                                    ------------
TOTAL COMMON STOCKS (COST $80,532,239)                                89,419,381
                                                                    ------------

COLLATERAL FOR SECURITIES ON LOAN (13.4%):
12,163,036   Northern Trust Liquid Institutional Asset Portfolio      12,163,036
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $12,163,036)            12,163,036
                                                                    ------------
DEPOSIT ACCOUNT (2.6%):
 2,382,570   NTRS London Deposit Account                               2,382,570
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $2,382,570)                                2,382,570
                                                                    ------------
TOTAL INVESTMENTS (COST $95,077,845) (a) - 114.7%                    103,964,987
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

ADR - American Depository Receipt

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $189,905. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $ 9,810,120
Unrealized depreciation        (1,112,883)
                              -----------
Net unrealized appreciation   $ 8,697,237
                              ===========

The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country         Percentage
-------         ----------
United states      92.6%
Finland             5.2%
Bermuda             2.2%
                  -----
                  100.0%
                  =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ LEGG MASON VALUE FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

                                                                        FAIR
  SHARES                                                                VALUE
  ------                                                            ------------
COMMON STOCKS (99.2%):
Banking & Financial Services (12.4%):
    70,900   Capital One Financial Corp. @                          $  5,708,868
   168,800   Citigroup, Inc.                                           7,972,424
   241,200   Countrywide Financial Corp. @                             8,852,040
   302,100   JPMorgan Chase & Co. @                                   12,579,444
    79,900   MGIC Investment Corp. @                                   5,323,737
                                                                    ------------
                                                                      40,436,513
                                                                    ------------
Computers (17.5%):
    94,800   CA, Inc. @                                                2,579,508
   190,700   Cisco Systems, Inc. *                                     4,132,469
   178,300   Dell, Inc. *                                              5,306,208
   128,200   Electronic Arts, Inc. *                                   7,015,104
    33,400   Google, Inc., Class A * @                                13,025,999
   128,800   Hewlett-Packard Co.                                       4,237,520
    48,200   International Business Machines Corp.                     3,975,054
    42,800   Intuit, Inc. *                                            2,276,532
   195,800   Seagate Technology @                                      5,155,414
    24,100   Symantec Corp. *                                            405,603
   260,300   Yahoo!, Inc. * @                                          8,397,278
                                                                    ------------
                                                                      56,506,689
                                                                    ------------
Construction (3.2%):
    31,600   Beazer Homes USA, Inc. @                                  2,076,120
   160,600   Pulte Homes, Inc. @                                       6,170,252
    32,300   Ryland Group, Inc. @                                      2,241,620
                                                                    ------------
                                                                      10,487,992
                                                                    ------------
E-Commerce (11.7%):
   373,400   Amazon.com, Inc. * @                                     13,632,834
   248,700   eBay, Inc. *                                              9,714,222
   303,900   Expedia, Inc. * @                                         6,160,053
   288,550   IAC/InterActiveCorp * @                                   8,503,569
                                                                    ------------
                                                                      38,010,678
                                                                    ------------
Health Care (14.1%):
   219,200   Aetna, Inc. @                                            10,771,488
   101,300   Health Net, Inc. *                                        5,148,066
    99,600   Humana, Inc. * @                                          5,243,940
   126,000   McKesson Corp.                                            6,568,380
   184,300   Pfizer, Inc.                                              4,592,756
   245,300   UnitedHealth Group, Inc. @                               13,702,457
                                                                    ------------
                                                                      46,027,087
                                                                    ------------
Insurance (1.9%):
    11,200   American International Group, Inc.                          740,208
   133,700   The St. Paul Travelers Companies, Inc.                    5,587,323
                                                                    ------------
                                                                       6,327,531
                                                                    ------------
Manufacturing (10.3%):
    88,500   Centex Corp. @                                            5,486,115
   347,100   Eastman Kodak Co. @                                       9,871,524
    19,300   General Electric Co.                                        671,254
    58,300   Masco Corp. @                                             1,894,167
   578,000   Tyco International, Ltd. @                               15,536,640
                                                                    ------------
                                                                      33,459,700
                                                                    ------------
Media (5.9%):
   461,100   DIRECTV Group, Inc. * @                                   7,562,040

   337,400   Time Warner, Inc.                                         5,664,946
   509,600   WPP Group plc                                             6,103,029
                                                                    ------------
                                                                      19,330,015
                                                                    ------------
Retail/Wholesale (5.3%):
   160,700   Home Depot, Inc.                                          6,797,610
    78,700   Sears Holdings Corp. *                                   10,407,288
                                                                    ------------
                                                                      17,204,898
                                                                    ------------
Telecommunications (10.6%):
 1,790,700   Qwest Communications                                     12,176,760
             International, Inc. * @
   867,100   Sprint Nextel Corp. @                                    22,405,864
                                                                    ------------
                                                                      34,582,624
                                                                    ------------
Utilities (6.3%):
   826,400   AES Corp. * @                                            14,098,384
   178,200   Waste Management, Inc.                                    6,290,460
                                                                    ------------
                                                                      20,388,844
                                                                    ------------
TOTAL COMMON STOCKS (COST $291,726,616)                              322,762,571
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (5.1%):
16,709,526   Northern Trust Liquid Institutional Asset Portfolio      16,709,526
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $16,709,526)            16,709,526
                                                                    ------------
DEPOSIT ACCOUNT (2.2%):
 6,997,992   NTRS London Deposit Account                               6,997,992
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $6,997,992)                                6,997,992
                                                                    ------------
TOTAL INVESTMENTS (COST $315,434,134) (a) - 106.5%                   346,470,089
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $31,519. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $36,541,183
Unrealized depreciation        (5,536,747)
                              -----------
Net unrealized appreciation   $31,004,436
                              ===========

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       93.4%
Bermuda              4.7%
United Kingdom       1.9%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

 PRINCIPAL                                                            AMORTIZED
  AMOUNT                                                                COST
 ---------                                                          ------------
CERTIFICATES OF DEPOSIT (6.8%):
Banking/Financial Services (6.8%):
12,000,000   Australia and New Zealand Banking Group, Ltd.,
                4.81%, 1/29/07                                      $ 11,998,075
 6,000,000   Credit Suisse First Boston NY, 4.66%, 5/9/06 *            6,000,025
 5,000,000   Royal Bank of Scotland plc, 4.30%, 9/28/06                5,000,000
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT (COST $22,998,100)                      22,998,100
                                                                    ------------
COMMERCIAL PAPER (B) (52.9%):
Banking/Financial Services (49.9%):
 3,000,000   Amsterdam Funding Corp., 4.73%, 4/11/06 (c)               2,996,117
 3,264,000   Barton Capital Holdings, 4.69%, 4/5/06 (c)                3,262,321
11,000,000   Barton Capital Holdings, 4.84%, 4/10/06 (c)              10,986,883
 2,400,000   Barton Capital Holdings, 4.84%, 4/20/06 (c)               2,393,958
 5,000,000   Citigroup, Inc., 4.84%, 5/8/06                            4,975,488
10,000,000   Citigroup, Inc., 4.84%, 5/9/06                            9,949,650
 2,845,000   Falcon Asset Securitization, 4.67%, 4/5/06 (c)            2,843,543
 6,908,000   Falcon Asset Securitization, 4.69%, 4/10/06 (c)           6,900,013
 5,000,000   Falcon Asset Securitization, 4.80%, 4/19/06 (c)           4,988,175
 2,000,000   Falcon Asset Securitization, 4.84%, 4/25/06 (c)           1,993,640
 2,588,000   Goldman Sachs Group, Inc., 4.90%, 4/3/06                  2,587,306
 5,000,000   Greenwich Capital Holdings, 4.68%, 5/11/06 *              5,000,000
 6,000,000   Long Lane Master Trust IV, 4.64%, 4/3/06 (c)              5,998,475
 5,000,000   Long Lane Master Trust IV, 4.81%, 4/20/06 (c)             4,987,492
 7,600,000   Nordea North America, Inc., 4.85%, 4/20/06                7,580,827
   500,000   Nordea North America, Inc., 4.82%, 5/8/06                   497,559
 5,000,000   Nyala Funding, LLC., 4.82%, 5/15/06 (c)                   4,970,972
14,000,000   Park Granada, LLC, 4.73%, 4/27/06 (c)                    13,952,831
 5,000,000   PB Finance (Delaware), 4.85%, 4/27/06                     4,982,739
 5,000,000   Sheffield Receivables Corp., 4.83%, 4/17/06 (c)           4,989,422
 5,000,000   Sheffield Receivables Corp., 4.81%, 4/21/06 (c)           4,986,833

 7,000,000   Sheffield Receivables Corp., 4.84%, 4/28/06 (c)           6,974,958
14,000,000   Skandinav Enskilda Bank, 4.79%, 11/29/06 *               13,999,538
 6,000,000   ST George Bank Ltd., 4.84%, 4/27/06 (c)                   5,979,330
 2,000,000   Tulip Funding Corp., 4.80%, 4/18/06 (c)                   1,995,533
13,196,000   Tulip Funding Corp., 4.85%, 4/28/06 (c)                  13,148,691
 2,516,000   Windmill Funding Corp., 4.73%, 4/11/06 (c)                2,512,743
13,000,000   Windmill Funding Corp., 4.84%, 4/26/06 (c)               12,956,937
                                                                    ------------
                                                                     169,391,974
                                                                    ------------
Insurance (3.0%):
 5,278,000   Prudential plc, 4.67%, 4/6/06 (c)                         5,274,620
 5,000,000   Swiss RE Financial Products, 4.89%, 11/10/06 (c)          4,850,714
                                                                    ------------
                                                                      10,125,334
                                                                    ------------
TOTAL COMMERCIAL PAPER (B) (COST $179,517,308)                       179,517,308
                                                                    ------------
CORPORATE BONDS (33.6%):
Banking/Financial Services (30.7%):
 5,000,000   American Express Credit, 4.76%, 4/5/07 *                  5,002,257
 7,000,000   American Express Credit, 4.83%, 6/20/08 * (c)             7,004,182
12,000,000   Goldman Sachs Group, Inc., 4.69%, 1/9/07 *               12,013,810
10,000,000   HSBC Finance Corp., 4.65%, 4/5/07 *                      10,000,000
13,750,000   J.P. Morgan Chase & Co., 5.63%, 8/15/06                  13,824,933
 1,000,000   Merrill Lynch & Co., 4.98%, 6/16/06 *                     1,000,015
 5,000,000   Merrill Lynch & Co., 4.72%, 2/3/09 *                      5,000,000
 5,100,000   Merrill Lynch & Co., 4.73%, 9/15/10 *                     5,100,000
 3,000,000   Morgan Stanley, 4.93%, 11/24/06 *                         3,003,204
10,000,000   Morgan Stanley, 4.89%, 4/27/07 *                         10,002,109
 8,000,000   National City Bank Cleveland, 5.01%, 2/14/07              8,000,000
 5,000,000   Nationwide Building Society, 5.02%, 4/27/07 * (c)         5,003,284
 8,000,000   Nordea Bank AB, 4.70%, 4/11/07 * (c)                      8,000,000
 6,000,000   Paccar Financial Corp., 4.70%, 9/13/10 *                  6,000,000
 5,000,000   Wells Fargo & Co., 4.60%, 7/3/11 *                        5,000,000
                                                                    ------------
                                                                     103,953,794
                                                                    ------------
Insurance (2.9%):
10,000,000   Irish Life & Permanent plc, 4.80%, 4/21/07 * (c)          9,999,204
                                                                    ------------
TOTAL CORPORATE BONDS (COST $113,952,998)                            113,952,998
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (6.9%):
Federal Home Loan Bank (2.7%):
 2,160,000   2.00%, 7/21/06                                            2,147,673
 7,000,000   2.88%, 8/15/06                                            6,970,349
                                                                    ------------
                                                                       9,118,022
                                                                    ------------
Federal Home Loan Mortgage Corporation (1.2%):
 4,170,000   5.50%, 7/15/06                                            4,187,997
                                                                    ------------

Federal National Mortgage Association (3.0%):
10,000,000   4.55%, 9/7/06 *                                           9,996,762
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $23,302,781)        23,302,781
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
       515   TNT Offshore Deposit Account                                    515
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $515)                                            515
                                                                    ------------
TOTAL INVESTMENTS (COST $339,771,702) (a) - 100.2%                   339,771,702
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

* Variable rate security. The rate presented represents the rate in effect at March 31, 2006. The date presented represents the maturity date.

(a)  Also represents cost for federal tax purposes.

(b)  The rates presented represent the effective yields at March 31, 2006.

(c) Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OCC RENAISSANCE FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (94.6%):
Aerospace/Defense (1.4%):
    72,700   L-3 Communications Holdings, Inc.                      $  6,236,933
                                                                    ------------
Banking/Financial Services (19.2%):
    55,700   Ambac Financial Group, Inc.                               4,433,720
   312,000   CIT Group, Inc.                                          16,698,240
   108,000   Citigroup, Inc.                                           5,100,840
   284,000   Countrywide Financial Corp.                              10,422,800
   166,800   J.P. Morgan Chase & Co.                                   6,945,552
    37,000   M&T Bank Corp.                                            4,223,180
    30,000   Merrill Lynch & Company, Inc. @                           2,362,800
   218,000   TCF Financial Corp. @                                     5,613,500
   111,800   Wachovia Corp.                                            6,266,390
    96,600   Wells Fargo & Co.                                         6,169,842
   203,000   Zions Bancorporation                                     16,794,190
                                                                    ------------
                                                                      85,031,054
                                                                    ------------
Computers (1.8%):
    63,200   CACI International, Inc., Class A *                       4,155,400
   156,000   McAfee, Inc. *                                            3,795,480
                                                                    ------------
                                                                       7,950,880
                                                                    ------------
Electronics (9.3%):
    95,300   DRS Technologies, Inc.                                    5,229,111
   416,900   Gentex Corp. @                                            7,279,074
   315,000   Jabil Circuit, Inc. *                                    13,500,900
   725,000   Taiwan Semiconductor Manufacturing Company, Ltd.,
                ADR                                                    7,293,500
   184,600   Zebra Technologies Corp., Class A * @                     8,255,312
                                                                    ------------
                                                                      41,557,897
                                                                    ------------
Health Care (6.7%):
    95,100   Beckman Coulter, Inc.                                     5,189,607
    93,000   DaVita, Inc. *                                            5,599,530
   186,600   Laboratory Corporation of America Holdings * @           10,912,368
    77,800   Omnicare, Inc.                                            4,278,222
   121,825   PDL BioPharma, Inc. *                                     3,995,860
                                                                    ------------
                                                                      29,975,587
                                                                    ------------
Insurance (5.3%):
   273,000   Conseco, Inc. *                                           6,775,860
    67,000   PartnerRe, Ltd.                                           4,160,030
   183,800   Platinum Underwriters Holdings, Ltd.                      5,348,580
   159,000   Reinsurance Group of America, Inc. @                      7,519,110
                                                                    ------------
                                                                      23,803,580
                                                                    ------------
Manufacturing (13.0%):
    75,000   Amphenol Corp., Class A                                   3,913,500
    72,000   Dover Corp.                                               3,496,320
   149,700   Eaton Corp.                                              10,923,609
    95,000   Goodrich Corp.                                            4,142,950
   320,000   Input/Output, Inc. * @                                    3,107,200
   149,100   Invitrogen Corp. *                                       10,456,383
   120,938   Oshkosh Truck Corp.                                       7,527,181
    97,200   Parker Hannifin Corp.                                     7,835,292
   172,500   Thermo Electron Corp. *                                   6,398,025
                                                                    ------------
                                                                      57,800,460
                                                                    ------------
Media (1.9%):

    35,700   Anixter International, Inc.                               1,705,746
   125,000   Lamar Advertising Co., Class A * @                        6,577,500
                                                                    ------------
                                                                       8,283,246
                                                                    ------------
Mining (0.3%):
   150,000   International Coal Group, Inc *                           1,461,000
                                                                    ------------
Oil/Gas (6.4%):
    42,000   Canadian Oil Sands Trust                                  6,028,777
    99,500   ConocoPhillips                                            6,283,425
   134,100   National-Oilwell Varco, Inc. *                            8,598,492
   179,200   XTO Energy, Inc. @                                        7,807,744
                                                                    ------------
                                                                      28,718,438
                                                                    ------------
Pharmaceuticals (4.3%):
   408,100   Pfizer, Inc.                                             10,169,852
    93,000   Sanofi-Aventis                                            8,848,051
                                                                    ------------
                                                                      19,017,903
                                                                    ------------
Retail/Wholesale (6.7%):
   118,000   Applebee's International, Inc.                            2,896,900
    62,800   CDW Corp.                                                 3,695,780
   105,000   Claire's Stores, Inc.                                     3,812,550
   145,000   Family Dollar Stores, Inc. @                              3,857,000
    25,600   Jack In the Box, Inc. *                                   1,113,600
   319,000   Smurfit-Stone Container Corp. *                           4,328,830
   400,300   TJX Companies, Inc.                                       9,935,446
                                                                    ------------
                                                                      29,640,106
                                                                    ------------
Services (6.5%):
   142,000   Career Education Corp. *                                  5,357,660
    86,000   ChoicePoint, Inc. *                                       3,848,500
    77,000   Dun & Bradstreet Corp. *                                  5,904,360
    12,800   ManTech International Corp., Class A *                      425,216
 1,130,000   WPP Group plc                                            13,533,011
                                                                    ------------
                                                                      29,068,747
                                                                    ------------
Telecommunications (3.0%):
   352,000   AT&T, Inc.                                                9,518,080
   175,000   Motorola, Inc.                                            4,009,250
                                                                    ------------
                                                                      13,527,330
                                                                    ------------
Transportation (4.4%):
   102,700   Continental Airlines, Inc., Class B * @                   2,762,630
   320,900   Royal Caribbean Cruises, Ltd. @                          13,484,218
    34,300   Union Pacific Corp.                                       3,201,905
                                                                    ------------
                                                                      19,448,753
                                                                    ------------
Utilities (4.4%):
   182,800   Cinergy Corp.                                             8,300,948
    82,000   Dominion Resources, Inc.                                  5,660,460
   109,500   DPL, Inc.                                                 2,956,500
    73,000   SCANA Corp.                                               2,864,520
                                                                    ------------
                                                                      19,782,428
                                                                    ------------
TOTAL COMMON STOCKS (COST $372,763,084)                              421,304,342
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (16.8%):
75,064,167   Allianz Dresdner Daily Asset Fund #                      75,064,167
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $75,064,167)            75,064,167
                                                                    ------------
DEPOSIT ACCOUNT (6.9%):
30,666,962   NTRS London Deposit Account                              30,666,962
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $30,666,962)                              30,666,962
                                                                    ------------
TOTAL INVESTMENTS (COST $478,494,213) (a) - 118.3%                   527,035,471
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of a security is loaned as of March 31, 2006.

#    Investment in affiliate.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $1,228,767. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $50,408,672
Unrealized depreciation        (3,096,181)
                              -----------
Net unrealized appreciation   $47,312,491
                              ===========

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

COUNTRY          PERCENTAGE
-------          ----------
United States       90.0%
United Kingdom       3.0%
Bermuda              2.1%
France               2.0%
Taiwan               1.6%
Canada               1.3%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OCC VALUE FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (97.1%):
Banking/Financial Services (28.6%):
   158,000   Bank of America Corp.                                  $  7,195,320
    30,000   Capital One Financial Corp.                               2,415,600
   200,100   Citigroup, Inc.                                           9,450,723
   298,000   Countrywide Financial Corp.                              10,936,601
   240,000   J.P. Morgan Chase & Co.                                   9,993,600
   117,500   MBIA, Inc.                                                7,065,275
   102,700   Merrill Lynch & Company, Inc.                             8,088,652
    64,200   Morgan Stanley                                            4,033,044
    51,400   Wachovia Corp.                                            2,880,970
                                                                    ------------
                                                                      62,059,785
                                                                    ------------
Chemicals (1.7%):
   181,800   Lyondell Chemical Co. @                                   3,617,820
                                                                    ------------
Computers (1.6%):
   138,200   McAfee, Inc. * @                                          3,362,406
                                                                    ------------
Electronics (3.0%):
   640,000   Taiwan Semiconductor Manufacturing Company, Ltd.,
             ADR @                                                     6,438,400
                                                                    ------------
Insurance (9.1%):
   132,000   American International Group, Inc.                        8,723,880
    27,000   Everest Re Group, Ltd.                                    2,520,990
    70,300   Marsh & McLennan Companies, Inc.                          2,064,008
   127,000   MetLife, Inc.                                             6,142,990
    13,000   The St. Paul Travelers Companies, Inc.                      543,270
                                                                    ------------
                                                                      19,995,138
                                                                    ------------
Manufacturing (8.2%):
   135,000   Honeywell International, Inc.                             5,773,950
    89,000   Parker Hannifin Corp.                                     7,174,290
   107,000   Temple-Inland, Inc.                                       4,766,850
                                                                    ------------
                                                                      17,715,090
                                                                    ------------
Metals/Mining (1.3%):
    54,300   Inco, Ltd. @                                              2,709,027
                                                                    ------------
Oil/Gas (8.7%):
    53,300   Burlington Resources, Inc.                                4,898,803
   188,000   Chevron Corp.                                            10,898,360
    50,800   Exxon Mobil Corp.                                         3,091,688
                                                                    ------------
                                                                      18,888,851
                                                                    ------------
Pharmaceuticals (10.2%):
   533,000   Pfizer, Inc.                                             13,282,360
    95,600   Sanofi-Aventis                                            9,095,416
                                                                    ------------
                                                                      22,377,776
                                                                    ------------
Retail/Wholesale (6.0%):
   133,300   Family Dollar Stores, Inc. @                              3,545,780
    54,200   Federated Department Stores, Inc.                         3,956,600
   220,600   TJX Companies, Inc.                                       5,475,292
                                                                    ------------
                                                                      12,977,672
                                                                    ------------
Services (2.8%):
   158,000   Career Education Corp. * @                                5,961,340
                                                                    ------------
Telecommunications (8.0%):
   108,000   Alltel Corp.                                              6,993,000
   246,000   AT&T, Inc. @                                              6,651,840

   156,000   Motorola, Inc.                                            3,573,960
                                                                    ------------
                                                                      17,218,800
                                                                    ------------
Transportation (0.6%):
    49,300   Continental Airlines, Inc., Class B * @                   1,326,170
                                                                    ------------
Travel/Entertainment (4.6%):
   212,000   Carnival Corp. @                                         10,042,440
                                                                    ------------
Utilities (2.7%):
    84,200   Dominion Resources, Inc.                                  5,812,326
                                                                    ------------
TOTAL COMMON STOCKS (COST $193,643,220)                              210,503,041
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (7.8%):
16,841,720   Northern Trust Liquid Institutional Asset Portfolio      16,841,720
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $16,841,720)            16,841,720
                                                                    ------------
DEPOSIT ACCOUNT (3.6%):
 7,689,280   NTRS London Deposit Account                               7,689,280
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $7,689,280)                                7,689,280
                                                                    ------------
TOTAL INVESTMENTS (COST $218,174,220) (a) - 108.5%                   235,034,041
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $232,582. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $20,356,959
Unrealized depreciation        (3,729,720)
                              -----------
Net unrealized appreciation   $16,627,239
                              ===========

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country         Percentage
-------         ----------
United States      90.4%
France              4.2%
Taiwan              3.0%
Bermuda             1.2%
Canada              1.2%
                  -----
                  100.0%
                  =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (96.7%):
Banking/Financial Services (2.2%):
    53,560   Harris & Harris Group, Inc. * @                        $    747,162
    25,500   Nasdaq Stock Market, Inc. *                               1,021,020
    42,900   optionsXpress Holdings, Inc.                              1,247,532
     2,000   Thomas Weisel Partners Group, Inc. *                         43,800
    52,400   UTEK Corp. *                                                586,618
                                                                    ------------
                                                                       3,646,132
                                                                    ------------
Computers (11.4%):
    78,450   Akamai Technologies, Inc. *                               2,580,221
    36,910   F5 Networks, Inc. *                                       2,675,606
   107,900   Informatica Corp. *                                       1,677,845
    43,300   MICROS Systems, Inc. *                                    1,994,831
    33,400   Rackable Systems, Inc. *                                  1,765,190
   138,740   Redback Networks, Inc. * @                                3,009,270
    34,540   SRA International, Inc., Class A *                        1,303,194
    86,800   Ultimate Software Group, Inc. *                           2,243,780
    35,400   WebEx Communications, Inc. *                              1,191,918
                                                                    ------------
                                                                      18,441,855
                                                                    ------------
Construction (0.8%):
    45,500   U.S. Concrete, Inc. *                                       657,930
    12,300   Washington Group International, Inc.                        705,897
                                                                    ------------
                                                                       1,363,827
                                                                    ------------
E-Commerce (3.5%):
    92,520   Bottomline Technologies, Inc. *                           1,270,300
    87,500   Concur Technologies, Inc. *                               1,621,375
    60,300   Nutri/System, Inc. * @                                    2,865,456
                                                                    ------------
                                                                       5,757,131
                                                                    ------------
Electronics (16.1%):
    38,500   ATMI, Inc. *                                              1,162,700
    67,150   Brightpoint, Inc. *                                       2,085,679
    35,000   Daktronics, Inc.                                          1,277,500
    45,450   Diodes, Inc. *                                            1,886,175
    28,900   DRS Technologies, Inc.                                    1,585,743
   134,600   EMORE Corp. * @                                           1,375,612
    57,010   Energy Conversion Devices, Inc. * @                       2,803,752
    42,820   Hittite Microwave Corp. *                                 1,443,462
    68,950   Microsemi Corp. *                                         2,007,135
    19,400   Multi-Fineline Electronix, Inc. * @                       1,134,706
    58,990   Netlogic Microsystems, Inc. * @                           2,430,978
    62,770   SiRF Technology Holdings, Inc. * @                        2,222,686
    41,120   Supertex, Inc. * @                                        1,546,934
   101,940   Trident Microsystems, Inc. *                              2,962,375
                                                                    ------------
                                                                      25,925,437
                                                                    ------------
Health Care (5.0%):
    30,700   Foxhollow Technologies, Inc. * @                            937,885
    58,830   Herbalife, Ltd. *                                         1,986,690
   107,730   IRIS International, Inc. * @                              1,683,820
    50,280   Psychiatric Solutions, Inc. *                             1,665,776
    75,240   Radiation Therapy Services, Inc. *                        1,919,372
                                                                    ------------
                                                                       8,193,543
                                                                    ------------
Manufacturing (3.7%):
    25,800   Actuant Corp.                                             1,579,476
    35,300   Ceradyne, Inc. * @                                        1,761,470

    42,400   Intermagnetics General Corp. *                            1,062,120
    55,600   Intevac, Inc. *                                           1,600,168
                                                                    ------------
                                                                       6,003,234
                                                                    ------------
Media (1.4%):
    33,600   Central European Media Enterprises, Ltd., Class A *       2,305,296
                                                                    ------------
Medical Equipment & Supplies (9.0%):
    26,580   ArthroCare Corp. * @                                      1,271,056
    52,860   Hologic, Inc. *                                           2,925,801
    13,200   Intuitive Surgical, Inc. *                                1,557,600
    33,680   Meridian Bioscience, Inc.                                   908,686
    35,900   Neurometrix, Inc. *                                       1,397,946
   109,910   Quidel Corp. * @                                          1,414,542
    60,000   Spectranetics Corp. *                                       709,200
    57,340   Syneron Medical, Ltd. * @                                 1,674,901
    26,000   Ventana Medical Systems, Inc. *                           1,086,020
    48,950   Vital Images, Inc. * @                                    1,668,216
                                                                    ------------
                                                                      14,613,968
                                                                    ------------
Oil/Gas (3.4%):
    15,550   GMX Resources, Inc. *                                       582,348
    24,400   Hydril *                                                  1,901,979
    45,850   Superior Well Services, Inc. *                            1,332,860
    39,900   W-H Energy Services, Inc. *                               1,775,151
                                                                    ------------
                                                                       5,592,338
                                                                    ------------
Pharmaceuticals (7.4%):
    48,000   Adams Respiratory Therapeutics, Inc. *                    1,908,960
    41,700   Alkermes, Inc. * @                                          919,485
   118,240   Arena Pharmaceuticals, Inc. * @                           2,141,327
    79,700   Aspreva Pharmaceuticals Corp. *                           1,983,733
    66,400   CollaGenex Pharmaceuticals, Inc. *                          982,720
    56,790   Cubist Pharmaceuticals, Inc *                             1,304,466
    66,400   LifeCell Corp. * @                                        1,497,320
    60,960   Nektar Therapeutic * @                                    1,242,365
                                                                    ------------
                                                                      11,980,376
                                                                    ------------
Real Estate (1.4%):
    15,040   CB Richard Ellis Group, Inc., Class A *                   1,213,728
    30,700   Trammell Crow Co. *                                       1,094,762
                                                                    ------------
                                                                       2,308,490
                                                                    ------------
Retail/Wholesale (13.9%):
    33,200   BJ's Restaurants, Inc. * @                                  896,400
    17,200   Carter's, Inc. *                                          1,160,828
    36,290   Central European Distribution Corp. * @                   1,395,351
    19,500   Chipotle Mexican Grill, Inc., Class A * @                 1,080,105
    32,800   Citi Trends, Inc. * @                                     1,304,128
    59,950   Coldwater Creek, Inc. * @                                 1,666,610
    37,060   Gymboree Corp. *                                            965,042
    12,000   Hansen Natural Corp. * @                                  1,512,600
    20,700   Hibbet Sporting Goods, Inc. *                               682,893
    25,500   Keystone Automotive Industries, Inc. *                    1,076,355
    12,300   Panera Bread Co., Class A *                                 924,714
   108,900   Texas Roadhouse, Inc. *                                   1,861,101
    19,600   Tractor Supply Co. *                                      1,300,264
    38,230   Under Armour, Inc., Class A * @                           1,238,652
    67,630   VistaPrint, Ltd. *                                        2,018,756
    70,630   Volcom, Inc. *                                            2,509,483
    14,300   Zumiez, Inc. *                                              873,730
                                                                    ------------
                                                                      22,467,012
                                                                    ------------
Services (8.2%):
    64,330   aQuantive, Inc. *                                         1,514,328
    31,310   Chemed Corp.                                              1,857,935
    25,500   Clean Harbors, Inc. *                                       756,585
    25,500   Focus Media Holding, Ltd., ADR *                          1,479,510
    32,700   Heidrick & Struggles International, Inc. *                1,186,356
   122,600   INVESTools, Inc. *                                        1,005,320
    35,600   Kenexa Corp. *                                            1,094,700

    57,870   Life Time Fitness, Inc. *                                 2,711,210
    42,500   Mobile Mini, Inc. *                                       1,314,100
    46,800   Traffic.com, Inc. *                                         390,780
                                                                    ------------
                                                                      13,310,824
                                                                    ------------
Telecommunications (6.1%):
    80,400   Aeroflex, Inc. *                                          1,103,892
    40,900   Atheros Communications *                                  1,071,171
    44,200   J2 Global Communications, Inc. * @                        2,077,400
    40,960   NeuStar, Inc. *                                           1,269,760
    64,930   Openwave Systems, Inc. *                                  1,401,189
   126,810   SBA Communications Corp., Class A *                       2,968,623
                                                                    ------------
                                                                       9,892,035
                                                                    ------------
Transportation (1.7%):
    22,500   HUB Group, Inc., Class A *                                1,025,550
    55,700   UTI Worldwide, Inc.                                       1,760,120
                                                                    ------------
                                                                       2,785,670
                                                                    ------------
Travel/Entertainment (1.5%):
    31,940   Orient-Express Hotel, Ltd., Class A                       1,253,006
    34,260   Scientific Games Corp., Class A *                         1,203,554
                                                                    ------------
                                                                       2,456,560
                                                                    ------------
TOTAL COMMON STOCKS (COST $122,940,037)                              157,043,728
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (23.4%):
38,041,159   Allianz Dresdner Daily Asset Fund #                      38,041,159
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $38,041,159)            38,041,159
                                                                    ------------
DEPOSIT ACCOUNT (2.2%):
 3,526,155   NTRS London Deposit Account                               3,526,155
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $3,526,155)                                3,526,155
                                                                    ------------
TOTAL INVESTMENTS (COST $164,507,351) (a) - 122.3%                   198,611,042
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

#    Investment in affiliate.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $672,475. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $34,853,276
Unrealized depreciation        (1,422,060)
                              -----------
Net unrealized appreciation   $33,431,216
                              ===========

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country             Percentage
-------             ----------
United States          97.0%
US Virgin Islands       1.1%
Israel                  1.0%
China                   0.9%
                      -----
                      100.0%
                      =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                              FAIR VALUE
  ------                                                             -----------
COMMON STOCKS (95.2%):
Banking/Financial Services (0.5%):
    19,980   Harris & Harris Group, Inc. * @                         $   278,721
                                                                     -----------
Computers (38.1%):
    29,780   Adobe Systems, Inc.                                       1,039,918
    38,530   Akamai Technologies, Inc. * @                             1,267,252
     7,500   Apple Computer, Inc. *                                      470,400
    30,850   Autodesk, Inc. *                                          1,188,342
    85,990   Cisco Systems, Inc. *                                     1,863,402
    14,480   Cognos, Inc. *                                              563,272
    43,640   Dell, Inc. *                                              1,298,725
     8,510   Digital River, Inc. * @                                     371,121
     7,440   Electronic Arts, Inc. *                                     407,117
    88,020   EMC Corp. *                                               1,199,713
    15,340   F5 Networks, Inc. *                                       1,111,997
    34,260   Foundry Networks, Inc. *                                    622,162
    19,360   Hyperion Solutions Corp. * @                                631,136
    38,930   Informatica Corp. * @                                       605,362
    27,670   Juniper Networks, Inc. *                                    529,050
    42,710   McAfee, Inc. *                                            1,039,134
    15,600   MICROS Systems, Inc. * @                                    718,692
    41,190   Microsoft Corp.                                           1,120,780
    50,420   Network Appliance, Inc. *                                 1,816,632
    12,200   Rackable Systems, Inc. * @                                  644,770
    54,220   Redback Networks, Inc. * @                                1,176,032
    32,790   Ultimate Software Group, Inc. * @                           847,622
    48,460   VeriSign, Inc. *                                          1,162,555
    12,800   WebEx Communications, Inc. * @                              430,976
                                                                     -----------
                                                                      22,126,162
                                                                     -----------
E-Commerce (5.6%):
    25,900   Concur Technologies, Inc. * @                               479,927
     4,140   Ctrip.com International, Ltd., ADR @                        342,378
     7,600   Equinix, Inc. * @                                           488,072
     2,310   Google, Inc., Class A *                                     900,900
    32,710   Yahoo!, Inc. *                                            1,055,225
                                                                     -----------
                                                                       3,266,502
                                                                     -----------
Electronics (24.7%):
    14,450   ATMI, Inc. *                                                436,390
    35,660   Brightpoint, Inc. * @                                     1,107,600
    27,995   Broadcom Corp., Class A *                                 1,208,264
    16,520   Diodes, Inc. * @                                            685,580
    61,770   EMORE Corp. * @                                             631,289
    24,760   Energy Conversion Devices, Inc. * @                       1,217,697
    15,090   Hittite Microwave Corp. * @                                 508,684
    25,610   International Rectifier Corp. *                           1,061,022
    27,320   Linear Technology Corp.                                     958,386
    14,690   Marvell Technology Group, Ltd. *                            794,729
    25,220   Maxim Integrated Products, Inc.                             936,923
    20,750   Microchip Technology, Inc.                                  753,225
    19,480   Microsemi Corp. * @                                         567,063
     7,250   Multi-Fineline Electronix, Inc. * @                         424,053
    10,700   Netlogic Microsystems, Inc. * @                             440,947
    25,640   SiRF Technology Holdings, Inc. * @                          907,912
    12,760   Supertex, Inc. * @                                          480,031
    41,100   Trident Microsystems, Inc. * @                            1,194,366
                                                                     -----------

                                                                      14,314,161
                                                                     -----------
Health Care (0.6%):
    11,000   Foxhollow Technologies, Inc. * @                            336,050
                                                                     -----------
Medical Equipment & Supplies (2.9%):
     4,700   Intuitive Surgical, Inc. * @                                554,600
    18,160   Syneron Medical, Ltd. * @                                   530,454
    10,240   Varian Medical Systems, Inc. *                              575,078
                                                                     -----------
                                                                       1,660,132
                                                                     -----------
Retail/Wholesale (3.6%):
    25,640   CDW Corp.                                                 1,508,914
    19,930   VistaPrint, Ltd. * @                                        594,911
                                                                     -----------
                                                                       2,103,825
                                                                     -----------
Services (4.4%):
    23,020   aQuantive, Inc. * @                                         541,891
    14,340   Cognizant Technology Solutions Corp. *                      853,086
     9,200   Focus Media Holding, Ltd., ADR * @                          533,784
    14,600   Kenexa Corp. * @                                            448,950
    17,570   Traffic.com, Inc. * @                                       146,710
                                                                     -----------
                                                                       2,524,421
                                                                     -----------
Telecommunications (14.8%):
     7,990   Amdocs, Ltd. *                                              288,119
    35,726   American Tower Corp., Class A *                           1,083,212
    18,970   Atheros Communications * @                                  496,824
    19,200   Comverse Technology, Inc. *                                 451,776
    53,630   Corning, Inc. *                                           1,443,184
    29,500   Ixia *                                                      420,670
    16,540   J2 Global Communications, Inc. * @                          777,380
    22,440   NeuStar, Inc. * @                                           695,640
    22,460   Openwave Systems, Inc. * @                                  484,687
    27,830   QUALCOMM, Inc.                                            1,408,477
    43,610   SBA Communications Corp., Class A * @                     1,020,910
                                                                     -----------
                                                                       8,570,879
                                                                     -----------
TOTAL COMMON STOCKS (COST $44,270,508)                                55,180,853
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (30.1%):
17,475,056   Northern Trust Liquid Institutional Asset Portfolio      17,475,056
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $17,475,056)            17,475,056
                                                                     -----------
DEPOSIT ACCOUNT (4.2%):
 2,458,749   NTRS London Deposit Account                               2,458,749
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $2,458,749)                                2,458,749
                                                                     -----------
TOTAL INVESTMENTS (COST $64,204,313) (a) - 129.5%                     75,114,658
                                                                     ===========

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $486,688. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $11,300,296
Unrealized depreciation       $  (876,640)
                              -----------
Net unrealized appreciation   $10,423,656
                              -----------

The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country         Percentage
-------         ----------
United states      94.7%
Bermuda             1.4%
Canada              1.0%
China               0.9%
Israel              0.9%
Switzerland         0.6%
Guernsey            0.5%
                  -----
                  100.0%
                  =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER GLOBAL FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (97.4%):
Aerospace/Defense (3.2%):
    44,300   Empresa Brasileira de Aeronautica SA, ADR @            $  1,632,455
    48,560   European Aeronautic Defence and Space Co.                 2,044,359
    12,110   Lockheed Martin Corp.                                       909,824
    26,300   Raytheon Co.                                              1,205,592
                                                                    ------------
                                                                       5,792,230
                                                                    ------------
Banking/Financial Services (11.4%):
    50,500   3i Group plc                                                824,650
    20,620   ACE, Ltd.                                                 1,072,446
    19,960   American Express Co.                                      1,048,898
    47,708   Anglo Irish Bank Corp. plc                                  785,118
     9,280   Citigroup, Inc.                                             438,294
    22,100   Credit Saison Company, Ltd.                               1,218,634
    38,154   Credit Suisse Group                                       2,139,779
   104,743   HSBC Holdings plc @                                       1,751,662
    23,400   ICICI Bank, Ltd., ADR @                                     647,712
    34,504   JPMorgan Chase & Co.                                      1,436,747
    31,700   Morgan Stanley                                            1,991,394
    32,080   Northern Trust Corp.                                      1,684,200
       225   Resona Holdings, Inc. *                                     774,647
    84,584   Royal Bank of Scotland Group plc                          2,750,102
    13,060   Societe Generale                                          1,961,513
                                                                    ------------
                                                                      20,525,796
                                                                    ------------
Computers (6.8%):
    28,700   Adobe Systems, Inc.                                       1,002,204
     9,600   Canon, Inc.                                                 634,285
    50,800   Cisco Systems, Inc. *                                     1,100,836
    15,380   International Business Machines Corp.                     1,268,389
    27,600   Intuit, Inc. *                                            1,468,044
    29,070   Juniper Networks, Inc. *                                    555,818
    90,200   Microsoft Corp.                                           2,454,342
   121,870   Novell, Inc. *                                              935,962
     9,644   SAP AG @                                                  2,098,289
    32,600   SQUARE ENIX Company, Ltd.                                   842,312
                                                                    ------------
                                                                      12,360,481
                                                                    ------------
Diversified (0.3%):
    64,000   Hutchison Whampoa, Ltd.                                     585,023
                                                                    ------------
E-Commerce (1.8%):
    12,740   Amazon.com, Inc. *                                          465,137
    62,300   eBay, Inc. *                                              2,433,438
    13,400   Yahoo!, Inc. *                                              432,284
                                                                    ------------
                                                                       3,330,859
                                                                    ------------
Electronics (8.6%):
   108,850   Advanced Micro Devices, Inc. *                            3,609,467
    40,900   Altera Corp. *                                              844,176
    31,600   Cree, Inc. * @                                            1,036,796
    30,100   HOYA Corp.                                                1,215,517
    23,200   International Rectifier Corp. * @                           961,176
     3,730   Keyence Corp.                                               968,629
    63,400   Koninklijke Philips Electronics NV                        2,138,859
     5,400   KYOCERA Corp.                                               475,815
     2,830   Samsung Electronics Company, Ltd.                         1,830,654

    52,000   Sony Corp.                                                2,398,256
                                                                    ------------
                                                                      15,479,345
                                                                    ------------
Health Care (3.7%):
    28,900   Biomet, Inc.                                              1,026,528
    60,800   Boston Scientific Corp. *                                 1,401,440
     9,680   Express Scripts, Inc. *                                     850,872
     1,100   Guidant Corp.                                                85,866
     7,600   Johnson & Johnson                                           450,072
     9,800   Medtronic, Inc.                                             497,350
    25,400   Quest Diagnostics, Inc.                                   1,303,020
   123,975   Smith & Nephew plc                                        1,098,283
                                                                    ------------
                                                                       6,713,431
                                                                    ------------
Insurance (2.7%):
       340   Berkshire Hathaway, Inc., Class B *                       1,024,080
     5,710   Everest Re Group, Ltd.                                      533,143
    15,650   Manulife Financial Corp.                                    981,945
   138,778   Prudential plc                                            1,612,848
     9,900   XL Capital, Ltd., Class A                                   634,689
                                                                    ------------
                                                                       4,786,705
                                                                    ------------
Investment Companies (0.7%):
    38,635   Investor AB, B Shares                                       700,872
   209,289   Macquarie Airports                                          504,203
                                                                    ------------
                                                                       1,205,075
                                                                    ------------
Manufacturing (15.4%):
    23,700   3M Co.                                                    1,793,853
    29,217   Bayerische Motoren Werke AG                               1,609,212
    15,040   Boeing Co.                                                1,172,067
   182,181   Cadbury Schweppes plc                                     1,813,608
    25,990   Companhia de Bebidas das Americas, ADR @                  1,116,530
    11,590   Diageo plc                                                  182,531
     5,700   Fanuc, Ltd.                                                 548,668
   132,700   Fomento Economico Mexicano, SA de CV                      1,223,328
   181,690   Grupo Modelo, SA de CV, Series C                            663,803
    10,574   Hyundai Heavy Industries Company, Ltd.                      921,569
    25,000   Kao Corp.                                                   657,706
    22,330   LVMH Moet Hennessy Louis Vuitton SA                       2,185,743
    23,100   Murata Manufacturing Company, Ltd.                        1,565,271
     7,600   Nidec Corp.                                                 622,651
     1,060   Porsche AG @                                              1,011,638
    11,764   Procter & Gamble Co.                                        677,842
    93,273   Reckitt Benckiser plc                                     3,283,135
    46,000   Shiseido Company, Ltd.                                      855,251
    21,000   Siemens AG                                                1,955,195
   581,331   Taiwan Semiconductor Manufacturing Company, Ltd.          1,147,951
    14,700   Takeda Chemical Industries, Ltd.                            837,657
    31,000   Toyota Motor Corp.                                        1,688,827
                                                                    ------------
                                                                      27,534,036
                                                                    ------------
Media (2.7%):
    79,800   Grupo Televisa SA @                                       1,588,020
    78,040   Pearson plc                                               1,081,662
   262,000   Singapore Press Holdings, Ltd.                              729,275
   301,200   Sirius Satellite Radio, Inc. * @                          1,530,096
                                                                    ------------
                                                                       4,929,053
                                                                    ------------
Oil/Gas (8.5%):
    23,770   BP plc, ADR                                               1,638,704
    15,690   Burlington Resources, Inc.                                1,442,068
    18,620   Chevron Corp.                                             1,079,401
    40,700   Fortum Oyj                                                1,025,022
    28,670   GlobalSantaFe Corp.                                       1,741,703
   374,000   Hong Kong and China Gas Company, Ltd.                       901,560
    34,910   Husky Energy, Inc.                                        2,112,360
     3,300   Neste Oil Oyj                                               113,473

    32,140   Technip SA @                                              2,181,591
     3,020   Total SA, Class B                                           795,996
    28,820   Transocean, Inc. *                                        2,314,245
                                                                    ------------
                                                                      15,346,123
                                                                    ------------
Pharmaceuticals (9.0%):
    18,150   Affymetrix, Inc. * @                                        597,680
    20,600   Amgen, Inc. *                                             1,498,650
     7,300   AtheroGenics, Inc. * @                                      119,136
    35,100   Chugai Pharmaceutical Company, Ltd.                         636,491
    10,600   Conor Medsystems, Inc. * @                                  311,640
    10,030   Genentech, Inc. *                                           847,635
    24,600   Gilead Sciences, Inc. *                                   1,530,612
    10,600   ImClone Systems, Inc. * @                                   360,612
     9,490   Nektar Therapeutic * @                                      193,406
    18,649   Novartis AG, Registered Shares                            1,037,562
     7,500   Novo Nordisk A/S, Class B                                   465,675
     4,400   Nuvelo, Inc. * @                                             78,408
    30,060   Pfizer, Inc.                                                749,095
    14,320   Roche Holding AG                                          2,132,999
    32,025   Sanofi-Aventis, ADR                                       3,046,869
    88,000   Shionogi & Company, Ltd.                                  1,447,019
    14,400   Theravance, Inc. * @                                        403,776
    16,600   Wyeth                                                       805,432
                                                                    ------------
                                                                      16,262,697
                                                                    ------------
Retail/Wholesale (7.2%):
     6,000   Altria Group, Inc.                                          425,160
    26,900   Avon Products, Inc.                                         838,473
    24,200   Bulgari SPA                                                 291,183
    70,864   Burberry Group plc                                          570,120
    26,600   Coach, Inc. *                                               919,828
    31,671   GUS plc                                                     578,613
    79,840   Hennes & Mauritz AB, Class B                              2,905,616
    34,700   Industria de Diseno Textil SA                             1,335,809
     4,900   Nintendo Company, Ltd.                                      733,066
    26,380   Starbucks Corp. *                                           992,943
     2,497   Syngenta AG *                                               351,083
   153,970   Tesco plc                                                   882,128
    11,200   Tiffany & Co.                                               420,448
    38,700   Wal-Mart Stores, Inc.                                     1,828,187
                                                                    ------------
                                                                      13,072,657
                                                                    ------------
Services (3.1%):
    24,500   Automatic Data Processing, Inc.                           1,119,161
    57,800   Cendant Corp.                                             1,002,830
   165,220   Electricidade de Portugal SA                                648,080
     5,500   First Data Corp.                                            257,510
    23,030   JC Decaux SA * @                                            623,225
    25,000   JGC Corp.                                                   492,132
    13,320   Northrop Grumman Corp.                                      909,623
    50,810   WPP Group plc                                               608,506
                                                                    ------------
                                                                       5,661,067
                                                                    ------------
Telecommunications (9.4%):
    77,670   Corning, Inc. *                                           2,090,100
       346   KDDI Corp.                                                1,853,320
    32,110   QUALCOMM, Inc.                                            1,625,087
    72,860   SK Telecom Company, Ltd., ADR @                           1,718,767
    65,380   Tandberg ASA                                                591,282
 1,348,950   Telefonaktiebolaget LM Ericsson, Class B                  5,111,214
 1,939,940   Vodafone Group plc                                        4,054,426
                                                                    ------------
                                                                      17,044,196
                                                                    ------------
Travel/Entertainment (2.2%):
    34,000   Carnival Corp., Class A                                   1,610,580
    35,150   International Game Technology                             1,237,983
    39,900   Walt Disney Co.                                           1,112,811
                                                                    ------------
                                                                       3,961,374
                                                                    ------------
Utilities (0.7%):
    14,500   Emerson Electric Co.                                      1,212,635
                                                                    ------------

TOTAL COMMON STOCKS (COST $145,944,436)                              175,802,783
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (9.1%):
16,331,661   Northern Trust Liquid Institutional Asset Portfolio      16,331,661
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $16,331,661)            16,331,661
                                                                    ------------
DEPOSIT ACCOUNT (2.5%):
 4,535,244   NTRS London Deposit Account                               4,535,244
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $4,535,244)                                4,535,244
                                                                    ------------
TOTAL INVESTMENTS (COST $166,811,341) (a) - 109.0%                   196,669,688
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of a security is loaned as of March 31, 2006.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $45,422. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $31,373,296
Unrealized depreciation        (1,560,371)
                              -----------
Net unrealized appreciation   $29,812,925
                              ===========

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       41.4%
United Kingdom      12.6%
Japan               11.5%
France               6.0%
Sweden               4.8%
Germany              3.7%
Switzerland          3.1%
Korea                2.5%
Netherlands          2.3%
Mexico               1.9%
Canada               1.7%
Brazil               1.5%
Cayman Islands       1.3%
Hong Kong            0.8%
Spain                0.7%
Finland              0.6%
Taiwan               0.6%
India                0.4%
Ireland              0.4%
Portugal             0.4%
Singapore            0.4%
Australia            0.3%
Bermuda              0.3%
Denmark              0.3%

Norway               0.3%
Italy                0.2%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER INTERNATIONAL GROWTH FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (95.2%):
Banking/Financial Services (15.0%):
   73,896   3i Group plc                                            $  1,206,699
  100,437   Amp, Ltd.                                                    623,374
  160,207   Anglo Irish Bank Corp. plc                                 2,636,485
  172,900   Collins Stewart Tullett plc                                2,179,911
   21,749   Commerzbank AG                                               864,578
   11,019   Credit Suisse Group                                          617,975
   46,800   ICICI Bank, Ltd., ADR                                      1,295,424
  153,000   Joyo Bank, Ltd.                                            1,076,903
   31,600   Mediobanca SPA                                               677,093
      180   Mitsubishi Tokyo Financial Group, Inc.                     2,742,205
   18,976   MLP AG                                                       463,542
   61,709   Royal Bank of Scotland Group plc                           2,006,361
    9,490   Societe Generale                                           1,425,326
    8,550   UBS AG, Registered Shares @                                  936,771
   50,575   UniCredito Italiano SPA                                      366,328
   86,000   UniCredito Italiano SPA                                      620,154
                                                                    ------------
                                                                      19,739,129
                                                                    ------------
Computers (4.9%):
  134,978   Autonomy Corp. plc *                                       1,141,335
  789,000   BenQ Corp.                                                   657,743
   10,730   Business Objects SA *                                        390,202
   22,900   Canon, Inc.                                                1,513,034
   16,100   Infosys Technologies, Ltd., ADR                            1,253,546
   20,481   Logitech International SA *                                  815,619
   23,700   SQUARE ENIX Company, Ltd.                                    612,355
                                                                    ------------
                                                                       6,383,834
                                                                    ------------
Electronics (5.6%):
   47,300   Art Advanced Research Technologies, Inc. *                    36,459
  160,422   Art Advanced Research Technologies, Inc., Private
               Placement *                                               123,655
   38,300   ASM International NV *                                       769,064
   27,700   Electrocomponents plc                                        134,780
   38,900   HOYA Corp.                                                 1,570,885
    3,720   Keyence Corp.                                                966,032
   20,200   Koninklijke Philips Electronics NV @                         681,466
   24,000   Nippon Electric Glass Company, Ltd.                          597,020
   29,800   Omron Corp.                                                  856,124
      949   Samsung Electronics Company, Ltd.                            613,884
   20,100   Sony Corp. @                                                 927,018
                                                                    ------------
                                                                       7,276,387
                                                                    ------------
Health Care (3.6%):
   53,000   Luxottica Group SPA                                        1,457,091
   48,100   Ortivus AB, Class B *                                        215,835
    5,230   Synthes, Inc.                                                572,379
   36,500   William Demant Holding A\S *                               2,418,335
                                                                    ------------
                                                                       4,663,640
                                                                    ------------
Manufacturing (23.3%):
   31,016   Aalberts Industries NV                                     2,285,288
  242,444   ABB, Ltd. *                                                3,056,721
   20,560   Bayerische Motoren Werke AG                                1,132,402
   56,370   Cadbury Schweppes plc                                        561,162
   38,300   Compania Vale do Rio Doce, ADR                             1,655,709

   26,431   Continental AG                                             2,913,529
  213,000   Empresa Brasileira de Aeronautica SA                       1,969,487
   10,900   Essilor International SA                                     971,052
   60,042   Foster's Group, Ltd.                                         228,033
   16,246   Honda Motor Company, Ltd.                                  1,006,133
    8,831   Hyundai Heavy Industries Company, Ltd.                       769,659
    8,583   Koninklijke Numico NV *                                      379,717
   10,850   L'Oreal SA                                                   954,281
   31,256   Neomax Company, Ltd. @                                       948,601
   14,300   Nidec Corp.                                                1,171,567
    6,970   Pernod-Ricard SA                                           1,335,424
      358   Porsche AG                                                   341,666
   24,200   Rio Tinto plc                                              1,247,336
   67,200   Safilo SPA *                                                 356,385
    8,982   SEB SA                                                       979,467
   12,301   Siemens AG                                                 1,145,279
      891   Sika AG *                                                    915,092
   14,400   Takeda Chemical Industries, Ltd.                             820,562
   27,000   Terumo Corp.                                                 888,017
   25,500   Toyota Motor Corp.                                         1,389,197
   53,000   Ushio, Inc.                                                1,263,794
                                                                    ------------
                                                                      30,685,560
                                                                    ------------
Media (3.9%):
   19,230   British Sky Broadcasting Group plc                           180,057
   11,457   Gestevision Telecinco SA                                     285,295
   51,600   Grupo Televisa SA                                          1,026,841
    5,996   GS Home Shopping, Inc.                                       568,065
   59,800   Mediaset SPA                                                 703,144
   13,600   News Corp., Class B                                          237,810
   22,480   Publishing & Broadcasting, Ltd.                              278,369
   16,110   Societe Television Francaise 1                               488,132
    4,327   Sogecable SA *                                               172,648
   21,700   Vivendi Universal SA                                         742,737
      610   Yahoo! Japan Corp.                                           372,469
                                                                    ------------
                                                                       5,055,567
                                                                    ------------
Oil/Gas (6.4%):
   83,580   BG Group plc                                               1,042,670
   20,000   BP plc, ADR                                                1,378,800
   36,600   Fortum Oyj @                                                 921,764
    4,000   Neste Oil Oyj @                                              137,543
   38,660   Technip SA                                                 2,624,153
    6,790   Total SA, Class B                                          1,789,673
   11,600   Tsakos Energy Navigation, Ltd.                               454,488
                                                                    ------------
                                                                       8,349,091
                                                                    ------------
Pharmaceuticals (6.2%):
   10,000   Astella Pharma, Inc.                                         379,952
   13,094   GlaxoSmithKline plc                                          341,993
    9,400   H. Lundbeck A/S                                              205,672
   93,000   Marshall Edwards, Inc. *                                     518,940
   21,800   Neurosearch A/S *                                            664,553
  116,160   NicOx SA *                                                 1,603,638
  571,782   Novogen, Ltd. *                                            1,558,610
    4,977   Roche Holding AG                                             741,336
   13,226   Sanofi-Aventis, ADR                                        1,258,326
   19,000   Shionogi & Company, Ltd.                                     312,425
  372,384   SkyePharma plc *                                             245,667
    8,200   Teva Pharmaceutical Industries, Ltd., ADR                    337,676
                                                                    ------------
                                                                       8,168,788
                                                                    ------------
Real Estate (2.8%):
   78,600   Solidere, GDR *                                            1,712,694
   70,000   Sumitomo Realty & Development Company, Ltd.                1,938,758
                                                                    ------------
                                                                       3,651,452
                                                                    ------------
Research & Development (0.5%):
  181,800   Qinetiq plc *                                                616,643
                                                                    ------------

Retail/Wholesale (9.4%):
   88,939   Bunzl plc                                                  1,055,336
    9,350   Burberry Group plc                                            75,223
    6,200   Carlsberg A/S, Class B                                       404,342
    3,730   Carrefour SA                                                 198,094
   16,236   Compagnie Finaciere Richemont AG, Class A                    778,769
   44,480   Dixons Group plc                                             142,579
   95,700   Filtrona plc                                                 541,980
   26,351   GUS plc                                                      481,419
   16,350   Heineken NV                                                  619,071
   46,800   Hennes & Mauritz AB, Class B                               1,703,192
   21,600   Industria de Diseno Textil SA                                831,512
    1,995   Nestle SA                                                    592,458
   32,330   Next plc                                                     923,105
    6,500   Nintendo Company, Ltd.                                       972,434
   64,111   Nufarm, Ltd.                                                 493,668
    2,886   Puma Rudolf Dassler Sport AG *                             1,089,020
    2,727   Swatch Group AG, Class B                                     458,083
    4,695   Syngenta AG *                                                660,126
   65,840   William Morrison Supermarkets plc                            217,326
   17,189   Woolworths, Ltd.                                             231,500
                                                                    ------------
                                                                      12,469,237
                                                                    ------------
Services (6.4%):
  204,560   BTG plc *                                                    730,305
  240,630   Capita Group plc                                           1,920,988
   14,964   Daito Trust Construction Company, Ltd.                       780,953
   10,900   Impala Platinum Holdings, Ltd.                             2,054,206
    6,175   Koninklijke Boskalis Westminster NV                          398,817
   36,662   Leighton Holdings, Ltd.                                      465,226
   37,700   Prosegur, Compania de Seguridad SA                           952,654
    7,200   Randstad Holding NV                                          426,084
    6,220   Vinci SA                                                     612,304
    6,220   Vinci SA, Rights                                              13,340
                                                                    ------------
                                                                       8,354,877
                                                                    ------------
Telecommunications (5.3%):
      153   KDDI Corp.                                                   819,531
   30,900   Nokia Oyj @                                                  640,166
   11,900   SK Telecom Company, Ltd., ADR                                280,721
  125,500   Tandberg ASA @                                             1,134,994
  696,900   Telefonaktiebolaget LM Ericsson, Class B @                 2,640,577
    7,648   United Internet AG, Registered Shares                        492,458
  454,820   Vodafone Group plc                                           950,562
                                                                    ------------
                                                                       6,959,009
                                                                    ------------
Travel/Entertainment (1.9%):
   15,300   Carnival Corp., Class A                                      724,761
  172,945   easyJet plc *                                              1,049,301
   65,330   William Hill plc                                             680,514
                                                                    ------------
                                                                       2,454,576
                                                                    ------------
TOTAL COMMON STOCKS (COST $100,843,402)                              124,827,790
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (7.3%):
9,523,200   Allianz Dresdner Daily Asset Fund #                        9,523,200
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $9,523,200)              9,523,200
                                                                    ------------
DEPOSIT ACCOUNT (4.6%):
6,028,133   NTRS London Deposit Account                                6,028,133
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $6,028,133)                                6,028,133
                                                                    ------------
TOTAL INVESTMENTS (COST $116,394,735) (a) - 107.1%                   140,379,123
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

#    Investment in affiliate.

ADR - American Depository Receipt.

GDR - Global Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $322,656. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $25,262,685
Unrealized depreciation        (1,600,953)
                              -----------
Net unrealized appreciation   $23,661,732
                              ===========

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

    COUNTRY      PERCENTAGE
    -------      ----------
Japan               18.1%
United Kingdom      15.9%
France              11.8%
Switzerland          7.8%
Germany              6.8%
United States        6.1%
Netherlands          4.3%
Sweden               3.5%
Australia            3.0%
Italy                2.9%
Brazil               2.8%
Denmark              2.8%
India                2.0%
Ireland              2.0%
Korea                1.7%
Spain                1.7%
South Africa         1.6%
Finland              1.3%
Latvia               1.3%
Norway               0.9%
Mexico               0.8%
Taiwan               0.5%
Israel               0.3%
Canada               0.1%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER MAIN STREET FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

                                                                         FAIR
SHARES                                                                  VALUE
------                                                               -----------
COMMON STOCKS (99.7%):
Aerospace/Defense (1.1%):
   600   Alliant Techsystems, Inc. *                                 $    46,302
   700   BE Aerospace, Inc. *                                             17,584
 7,500   Lockheed Martin Corp.                                           563,475
11,600   Raytheon Co.                                                    531,744
                                                                     -----------
                                                                       1,159,105
                                                                     -----------
Airlines (0.5%):
   600   Alaska Air Group, Inc. *                                         21,270
 2,500   AMR Corp. * @                                                    67,625
 1,000   Continental Airlines, Class B * @                                26,900
 1,600   Southwest Airlines Co.                                           28,784
 6,800   United Technologies Corp.                                       394,196
                                                                     -----------
                                                                         538,775
                                                                     -----------
Banking/Financial Services (21.4%):
   400   Accredited Home Lenders Holding Co. * @                          20,472
 1,700   ACE, Ltd.                                                        88,417
 4,100   AFLAC, Inc.                                                     185,033
 9,000   Allstate Corp.                                                  468,990
 6,500   American Express Co.                                            341,575
18,800   American International Group, Inc.                            1,242,492
 2,400   AmeriCredit Corp. * @                                            73,752
 3,900   Ameriprise Financial, Inc.                                      175,734
 8,100   Aon Corp.                                                       336,231
 1,100   Astoria Financial Corp.                                          34,056
46,108   Bank of America Corp.                                         2,099,758
 8,600   Bank of New York Company, Inc.                                  309,944
 4,600   BB&T Corp.                                                      180,320
   700   Bear Stearns Companies, Inc.                                     97,090
 4,872   Capital One Financial Corp.                                     392,293
19,400   Charles Schwab Corp.                                            333,874
   500   Chicago Mercantile Exchange                                     223,750
 3,100   Chubb Corp.                                                     295,864
 3,400   CIGNA Corp.                                                     444,108
 5,400   CIT Group, Inc.                                                 289,008
47,200   Citigroup, Inc.                                               2,229,256
 1,200   Comerica, Inc.                                                   69,564
10,400   Countrywide Credit Industries, Inc.                             381,680
 6,500   Fannie Mae                                                      334,100
 1,400   Fidelity National Financial                                      49,742
 4,200   Freddie Mac                                                     256,200
   100   Fremont General Corp. @                                           2,156
11,100   Genworth Financial, Inc.                                        371,073
 1,500   Golden West Financial Corp.                                     101,850
 6,000   Goldman Sachs Group, Inc.                                       941,760
 4,800   Hartford Financial Services Group, Inc.                         386,640
 1,200   Janus Capital Group, Inc.                                        27,804
34,084   JPMorgan Chase & Co.                                          1,419,258
 4,300   KeyCorp                                                         158,240
   100   LandAmerica Financial Group, Inc. @                               6,785
 4,900   Lehman Brothers Holdings, Inc.                                  708,197
   300   Lincoln National Corp.                                           16,377
 1,100   M&T Bank Corp.                                                  125,554
 1,000   MBIA, Inc. @                                                     60,130
 5,700   Mellon Financial Corp.                                          202,920

13,100   Merrill Lynch & Company, Inc.                                 1,031,756
 8,200   MetLife, Inc.                                                   396,634
   800   MGIC Investment Corp.                                            53,304
 1,600   Moody's Corp.                                                   114,336
14,700   Morgan Stanley                                                  923,454
 8,000   National City Corp.                                             279,200
   600   North Fork Bancorporation, Inc.                                  17,298
 2,000   Northern Trust Corp.                                            105,000
   600   PMI Group, Inc. @                                                27,552
 1,500   PNC Financial Services Group                                    100,965
 8,000   Principal Financial Group, Inc.                                 390,400
 2,400   Progressive Corp.                                               250,224
 3,300   Regions Financial Corp.                                         116,061
   400   SAFECO Corp.                                                     20,084
12,200   St. Paul Companies, Inc.                                        509,838
   600   StanCorp Financial Group, Inc.                                   32,466
 4,100   State Street Corp.                                              247,763
 3,600   SunTrust Banks, Inc.                                            261,936
   200   T. Rowe Price Group, Inc.                                        15,642
   200   TD Ameritrade Holding Corp. *                                     4,174
23,200   U.S. Bancorp                                                    707,600
 1,200   UnionBanCal Corp.                                                84,192
14,300   Wachovia Corp.                                                  801,515
 5,460   Washington Mutual, Inc.                                         232,705
10,400   Wells Fargo & Co.                                               664,248
                                                                     -----------
                                                                      22,870,394
                                                                     -----------
Beverages (0.9%):
 9,500   Coca-Cola Co.                                                   397,765
 2,200   Pepsi Bottling Group, Inc.                                       66,858
 7,800   PepsiCo, Inc.                                                   450,762
                                                                     -----------
                                                                         915,385
                                                                     -----------
Computers (10.1%):
 1,800   Adobe Systems, Inc.                                              62,856
 4,900   Apple Computer, Inc. *                                          307,328
 5,500   Autodesk, Inc. *                                                211,860
 3,300   Avaya, Inc. *                                                    37,290
 4,800   BEA Systems, Inc. *                                              63,024
 2,400   BMC Software, Inc. *                                             51,984
 6,100   Brocade Communications Systems, Inc. * @                         40,748
12,000   CA, Inc.                                                        326,520
   400   CACI International, Inc. Class A * @                             26,300
 1,200   Ceridian Corp. *                                                 30,540
 1,600   Check Point Software Technologies, Ltd. * @                      32,032
59,500   Cisco Systems, Inc. *                                         1,289,365
 1,200   Citrix Systems, Inc. *                                           45,480
   300   Cognos, Inc. *                                                   11,670
 1,800   Computer Sciences Corp. *                                        99,990
 5,400   Compuware Corp. *                                                42,282
32,700   Dell, Inc. *                                                    973,152
   500   Digital River, Inc. * @                                          21,805
 3,200   Earthlink, Inc. * @                                              30,560
40,800   EMC Corp. *                                                     556,104
   600   Global Payments, Inc.                                            31,806
35,800   Hewlett-Packard Co.                                           1,177,820
 1,200   Hyperion Solutions Corp. * @                                     39,120
15,100   International Business Machines Corp.                         1,245,297
 1,000   Internet Security Systems, Inc. * @                              23,980
 1,300   Intuit, Inc. *                                                   69,147
 5,100   Juniper Networks, Inc. *                                         97,512
   700   Komag, Inc. * @                                                  33,320
 1,200   Lexmark International, Inc. *                                    54,456
 1,700   McAfee, Inc. *                                                   41,361
87,900   Microsoft Corp.                                               2,391,759
 1,700   NCR Corp. *                                                      71,043
 1,300   Network Appliance, Inc. *                                        46,839
 5,700   Novell, Inc. *                                                   43,776
 1,600   NVIDIA Corp. *                                                   91,616

41,700   Oracle Corp. *                                                  570,873
 1,200   Palm, Inc. * @                                                   27,792
 1,300   Parametric Technology Corp. * @                                  21,229
 1,900   Red Hat, Inc. * @                                                53,162
   100   Reynolds & Reynolds Co., Class A                                  2,840
18,960   Symantec Corp. *                                                319,097
   400   Tech Data Corp. *                                                14,764
 2,300   United Online, Inc. @                                            29,578
   400   Websense, Inc. * @                                               11,032
 4,700   Western Digital Corp. *                                          91,321
                                                                     -----------
                                                                      10,861,430
                                                                     -----------
Construction (0.1%):
   100   Beazer Homes USA, Inc. @                                          6,570
   200   Lennar Corp.                                                     12,076
   700   Louisiana-Pacific Corp.                                          19,040
   300   Texas Industries, Inc. @                                         18,147
   800   USG Corp. * @                                                    75,968
                                                                     -----------
                                                                         131,801
                                                                     -----------
E-Commerce (0.6%):
 5,100   eBay, Inc. *                                                    199,206
   800   Google, Inc., Class A *                                         312,000
 4,400   Yahoo!, Inc. *                                                  141,944
                                                                     -----------
                                                                         653,150
                                                                     -----------
Educational Services (0.1%):
 1,900   Apollo Group, Inc. *                                             99,769
 1,100   Career Education Corp. *                                         41,503
                                                                     -----------
                                                                         141,272
                                                                     -----------
Electronics (5.4%):
 9,000   Advanced Micro Devices, Inc. *                                  298,440
10,700   Agilent Technologies, Inc. *                                    401,785
 9,900   Analog Devices, Inc.                                            379,071
22,400   Applied Materials, Inc.                                         392,224
 1,500   Arrow Electronics, Inc. *                                        48,405
 1,300   Avnet, Inc. *                                                    32,994
 7,700   Broadcom Corp., Class A *                                       332,332
 2,900   Cadence Design Systems, Inc. *                                   53,621
   500   Cymer, Inc. * @                                                  22,720
 1,400   Electronic Data Systems Corp.                                    37,562
   900   Emulex Corp. *                                                   15,381
12,560   Freescale Semiconductor, Inc., Class B *                        348,791
   400   Genesis Microchip, Inc. * @                                       6,816
74,600   Intel Corp.                                                   1,443,510
 1,900   Intersil Corp.                                                   54,948
 1,600   Jabil Circuit, Inc. *                                            68,576
 5,000   KLA Tencor Corp.                                                241,800
 1,400   Lam Research Corp. *                                             60,200
 2,000   Linear Technology Corp.                                          70,160
 5,600   LSI Logic Corp. *                                                64,736
   100   Mettler Toledo International, Inc. *                              6,034
   600   Micrel, Inc. * @                                                  8,892
 1,700   Microchip Technology, Inc.                                       61,710
   500   Microsemi Corp. * @                                              14,555
 2,500   National Semiconductor Corp.                                     69,600
 1,900   Novellus Systems, Inc. *                                         45,600
 1,100   OmniVision Technologies, Inc. * @                                33,220
 2,400   QLogic Corp. *                                                   46,440
10,900   Sanmina-SCI Corp. *                                              44,690
14,100   Solectron Corp. *                                                56,400
 3,500   Synopsys, Inc. *                                                 78,225
28,700   Texas Instruments, Inc.                                         931,889
   300   Zoran Corp. * @                                                   6,564
                                                                     -----------
                                                                       5,777,891
                                                                     -----------
Food (0.3%):
 3,200   Campbell Soup Co.                                               103,680
   100   Chiquita Brands International, Inc. @                             1,677
   100   CKE Restaurants, Inc. @                                           1,740

   900   Dean Foods Co. *                                                 34,947
   600   Del Monte Foods Co.                                               7,116
 3,700   General Mills, Inc.                                             187,516
   100   Performance Food Group Co. *                                      3,119
                                                                      ----------
                                                                         339,795
                                                                      ----------
Health Care (6.6%):
 5,300   Abbott Laboratories                                             225,091
 8,100   Aetna, Inc.                                                     398,034
 1,900   Applera Corp. - Applied Biosystems Group                         51,566
 5,100   Baxter International, Inc.                                      197,931
 5,100   Becton, Dickinson & Co.                                         314,058
 5,000   Boston Scientific Corp. *                                       115,250
 7,000   Cardinal Health, Inc.                                           521,640
   750   Coventry Health Care, Inc. *                                     40,485
 3,600   Express Scripts, Inc. *                                         316,440
   300   Genesis HealthCare Corp. *                                       13,182
 1,800   Guidant Corp.                                                   140,508
 8,800   HCA, Inc.                                                       402,952
 1,000   Health Net, Inc. *                                               50,820
   300   Healthways, Inc. * @                                             15,282
 1,400   Humana, Inc. *                                                   73,710
26,200   Johnson & Johnson                                             1,551,564
   700   Kimberly-Clark Corp.                                             40,460
   500   Manor Care, Inc. @                                               22,175
 8,400   McKesson Corp.                                                  437,892
 6,700   Medtronic, Inc.                                                 340,025
   300   Millipore Corp. *                                                21,918
   400   Pediatrix Medical Group, Inc. * @                                41,056
 4,000   Quest Diagnostics, Inc. @                                       205,200
 1,000   Sierra Health Services, Inc. * @                                 40,700
12,570   UnitedHealth Group, Inc.                                        702,160
   400   WellCare Health Plans, Inc. * @                                  18,176
 9,307   Wellpoint, Inc. *                                               720,641
                                                                      ----------
                                                                       7,018,916
                                                                      ----------
Insurance (0.5%):
   700   Amerus Group Co. @                                               42,168
   262   Fidelity National Title Group, Inc., Class A @                    5,966
   200   Hanover Insurance Group, Inc.                                    10,484
 6,000   Prudential Financial, Inc.                                      454,860
   900   Radian Group, Inc.                                               54,225
   400   Zenith National Insurance Co. @                                  19,252
                                                                      ----------
                                                                         586,955
                                                                      ----------
Manufacturing (11.7%):
 3,500   3M Co.                                                          264,915
 3,000   AK Steel Holding Corp. * @                                       45,000
   800   Archer-Daniels-Midland Co.                                       26,920
12,800   Boeing Co.                                                      997,504
   400   Carpenter Technology Corp. @                                     37,808
 5,000   Caterpillar, Inc.                                               359,050
   500   Commercial Metals Co. @                                          26,745
 1,800   ConAgra Foods, Inc.                                              38,628
 1,800   Danaher Corp.                                                   114,390
 3,500   Deere & Co.                                                     276,675
   300   Eaton Corp.                                                      21,891
 1,000   Flowserve Corp. *                                                58,340
   200   FMC Corp. @                                                      12,396
34,800   Ford Motor Co.                                                  277,008
 6,000   Freeport-McMoRan Copper & Gold, Inc., Class B                   358,620
 6,200   General Dynamics Corp.                                          396,676
86,000   General Electric Co.                                          2,991,079
 2,600   Goodyear Tire & Rubber Co. * @                                   37,648
 2,600   H.J. Heinz Co.                                                   98,592
 2,000   Hasbro, Inc.                                                     42,200
 7,900   Honeywell International, Inc.                                   337,883
 4,100   Illinois Tool Works, Inc.                                       394,871
 6,100   Ingersoll Rand Co.                                              254,919
   600   ITT Industries, Inc.                                             33,732

 3,300   Johnson Controls, Inc.                                          250,569
   400   Lone Star Technologies, Inc. *                                   22,164
   200   Lubrizol Corp.                                                    8,570
 8,000   Masco Corp.                                                     259,920
 1,400   MeadWestvaco Corp.                                               38,234
   100   Nike, Inc., Class B                                               8,510
 4,400   Nucor Corp.                                                     461,076
   500   Parker Hannifin Corp.                                            40,305
 3,000   Phelps Dodge Corp. @                                            241,590
   300   Phillips-Van Heusen Corp. @                                      11,463
 3,100   PPG Industries, Inc.                                            196,385
 1,400   Precision Castparts Corp.                                        83,160
23,952   Procter & Gamble Co.                                          1,380,114
   400   Quanex Corp.                                                     26,652
 3,600   Reynolds American, Inc. @                                       379,800
 4,700   Rockwell Automation, Inc.                                       337,977
 3,600   Rohm and Haas Co.                                               175,932
   700   Roper Industries, Inc.                                           34,041
 8,200   Sara Lee Corp.                                                  146,616
   600   Sealed Air Corp. @                                               34,722
   500   Southern Copper Corp.                                            42,240
 1,000   Spx Corp.                                                        53,420
   500   Steel Dynamics, Inc. @                                           28,365
   100   Teleflex, Inc.                                                    7,163
   800   Terex Corp. *                                                    63,392
   691   Tronox, Inc., Class B *                                          11,737
   500   TRW Automotive Holdings Corp. *                                  11,650
 9,000   Tyco International, Ltd.                                        241,920
   100   United States Steel Corp. @                                       6,068
   600   Waters Corp. *                                                   25,890
   200   Whirlpool Corp.                                                  18,294
   700   Worthington Industries, Inc. @                                   14,042
24,100   Xerox Corp. *                                                   366,320
                                                                      ----------
                                                                      12,531,791
                                                                      ----------
Media (2.0%):
 8,182   CBS Corp., Class B                                              196,204
 5,300   Gannett Company, Inc.                                           317,576
13,900   Liberty Media Corp., Class A *                                  114,119
 4,300   McGraw-Hill Companies, Inc.                                     247,766
19,400   News Corp., Class A                                             322,234
   200   R.H. Donnelley Corp. *                                           11,646
36,500   Time Warner, Inc.                                               612,835
 8,182   Viacom Inc., Class B *                                          317,462
                                                                      ----------
                                                                       2,139,842
                                                                      ----------
Medical Equipment & Supplies (0.1%):
   900   Henry Schein, Inc. * @                                           43,074
   800   Mentor Corp. @                                                   36,248
   400   Techne Corp. * @                                                 24,056
                                                                      ----------
                                                                         103,378
                                                                      ----------
Oil/Gas (11.3%):
 2,100   Amerada Hess Corp.                                              299,040
 5,200   Anadarko Petroleum Corp.                                        525,252
 6,100   Apache Corp.                                                    399,611
 5,600   Burlington Resources, Inc.                                      514,696
 2,400   Canadian Natural Resources, Ltd.                                133,402
23,777   Chevron Corp.                                                 1,378,353
   500   Comstock Resources, Inc. *                                       14,845
18,600   ConocoPhillips                                                1,174,590
 9,400   Devon Energy Corp.                                              574,998
 5,400   EOG Resources, Inc.                                             388,800
58,500   Exxon Mobil Corp.                                             3,560,310
   300   Giant Industries, Inc. * @                                       20,862
 2,300   Grey Wolf, Inc. * @                                              17,112
   800   Halliburton Co.                                                  58,416
   700   KCS Energy, Inc. * @                                             18,200
 3,426   Kerr-McGee Corp.                                                327,114
 4,900   Marathon Oil Corp.                                              373,233

   300   Murphy Oil Corp.                                                 14,946
   400   NS Group, Inc. * @                                               18,412
 5,652   Occidental Petroleum Corp.                                      523,658
 7,100   Paramount Resources, Ltd., Class A *                            253,267
   400   Remington Oil & Gas Corp. *                                      17,288
   500   Schlumberger, Ltd.                                               63,285
 4,200   Sunoco, Inc.                                                    325,794
   400   Swift Energy Co. * @                                             14,984
 1,900   Talisman Energy, Inc.                                           100,923
   900   Tesoro Petroleum Corp.                                           61,506
 3,000   Transocean, Inc. *                                              240,900
   300   Universal Compression Holdings, Inc. *                           15,201
 6,442   Valero Energy Corp.                                             385,103
   500   Veritas DGC, Inc. * @                                            22,695
   400   Whiting Petroleum Corp. * @                                      16,396
 5,000   XTO Energy, Inc.                                                217,850
                                                                      ----------
                                                                       2,071,042
                                                                      ----------
Pharmaceuticals (6.2%):
 1,100   Abgenix, Inc. *                                                  24,750
 1,000   Alkermes, Inc. * @                                               22,050
 2,700   Allergan, Inc.                                                  292,950
   900   Alpharma, Inc., Class A @                                        24,138
 1,600   AmerisourceBergen Corp.                                          77,232
13,900   Amgen, Inc. *                                                 1,011,225
   600   Andrx Corp. * @                                                  14,244
 2,300   Biogen Idec, Inc. *                                             108,330
 9,100   Bristol-Myers Squibb Co.                                        223,951
10,100   Caremark Rx, Inc. *                                             496,718
   500   Endo Pharmaceuticals Holdings, Inc. *                            16,405
 5,300   Forest Laboratories, Inc. *                                     236,539
 2,200   Genentech, Inc. *                                               185,922
 1,000   Genzyme Corp. *                                                  67,220
 5,500   Gilead Sciences, Inc. *                                         342,210
   700   IMS Health, Inc.                                                 18,039
   400   Kinetic Concepts, Inc. *                                         16,468
 3,000   King Pharmaceuticals, Inc. *                                     51,750
   800   Kos Pharmaceuticals, Inc. * @                                    38,216
 6,100   Medco Health Solutions, Inc. *                                  349,042
   200   Medicis Pharmaceutical Corp. @                                    6,520
24,400   Merck & Company, Inc.                                           859,612
64,200   Pfizer, Inc.                                                  1,599,864
   100   Sepracor, Inc. * @                                                4,881
 1,300   Watson Pharmaceuticals, Inc. *                                   37,362
11,600   Wyeth                                                           562,832
                                                                      ----------
                                                                       6,688,470
                                                                      ----------
Retail/Wholesale (9.2%):
 1,100   Agrium, Inc.                                                     27,786
 1,400   Albertson's, Inc.                                                35,938
19,100   Altria Group, Inc.                                            1,353,426
 1,800   American Eagle Outfitters, Inc.                                  53,748
   700   American Greetings Corp., Class A @                              15,134
   500   AnnTaylor Stores, Corp. *                                        18,395
 2,300   AutoNation, Inc. *                                               49,565
 6,600   Avon Products, Inc.                                             205,722
 1,200   Barnes & Noble, Inc.                                             55,500
 2,200   Bed Bath & Beyond, Inc. *                                        84,480
 6,300   Best Buy Company, Inc.                                          352,359
   200   Brown-Forman Corp., Class B                                      15,394
   400   Building Materials Holding Corp. @                               14,256
   500   CDW Corp. @                                                      29,425
   800   Chico's FAS, Inc. *                                              32,512
   300   Children's Place Retail Stores, Inc. * @                         17,370
 2,000   Circuit City Stores, Inc.                                        48,960
   900   Claire's Stores, Inc.                                            32,679
 8,000   Coach, Inc. *                                                   276,640
 1,900   Colgate-Palmolive Co.                                           108,490
 2,700   Costco Wholesale Corp.                                          146,232

    1,400   Dollar General Corp.                                          24,738
    1,600   Dollar Tree Stores, Inc. *                                    44,272
      500   Energizer Holdings, Inc. *                                    26,500
    3,300   Federated Department Stores, Inc.                            240,900
   17,700   Gap, Inc.                                                    330,636
      300   Genuine Parts Co.                                             13,149
   21,600   Home Depot, Inc.                                             913,680
    6,700   J.C. Penney Company, Inc.                                    404,747
      700   Jones Apparel Group, Inc.                                     24,759
    3,100   Kohl's Corp. *                                               164,331
   17,300   Kroger Co. *                                                 352,228
      500   Loews Corp. - Carolina Group                                  23,635
    8,100   Lowe's Companies, Inc.                                       521,964
    8,700   McDonald's Corp.                                             298,932
      850   Men's Wearhouse, Inc.                                         30,549
    8,500   Nordstrom, Inc.                                              333,030
    5,400   Office Depot, Inc. *                                         201,096
      100   Payless ShoeSource, Inc. * @                                   2,289
      300   PerkinElmer, Inc.                                              7,041
    1,200   Pilgrim's Pride Corp. @                                       26,004
    1,500   Pitney Bowes, Inc.                                            64,395
      700   Reliance Steel & Aluminum Co. @                               65,744
   15,300   Safeway, Inc.                                                384,336
      600   Saks, Inc. * @                                                11,580
      500   Scotts Co., Class A                                           22,880
      500   Sports Authority, Inc. * @                                    18,450
   17,850   Staples, Inc.                                                455,532
    1,500   Starbucks Corp. *                                             56,460
    1,100   Supervalue, Inc.                                              33,902
    1,600   Sysco Corp.                                                   51,280
      500   Talbots, Inc. @                                               13,435
    7,100   Target Corp.                                                 369,271
      200   Tiffany & Co.                                                  7,508
    1,300   Timberland Co., Class A * @                                   44,499
    5,500   TJX Companies, Inc.                                          136,510
      500   Too, Inc. * @                                                 17,175
   13,800   Wal-Mart Stores, Inc.                                        651,912
    1,500   Walgreen Co.                                                  64,695
    1,200   Weyerhaeuser Co.                                              86,916
    1,500   Whole Foods Market, Inc. @                                    99,660
    4,600   YUM! Brands, Inc.                                            224,756
      300   Zale Corp. * @                                                 8,409
                                                                     -----------
                                                                       9,847,796
                                                                     -----------
Services (3.4%):
      300   Administaff, Inc. @                                           16,308
      200   Automatic Data Processing, Inc.                                9,136
   24,500   Cendant Corp.                                                425,075
      700   Checkfree Corp. * @                                           35,350
    2,600   Constellation Energy Group, Inc.                             142,246
      100   Corporate Executive Board                                     10,090
      100   CSG Systems International, Inc. * @                            2,326
   12,000   Dow Chemical Co.                                             487,200
      400   Dun & Bradstreet Corp. *                                      30,672
    3,700   E.I. du Pont de Nemours and Co. @                            156,177
    1,000   Fair Issac Corp.                                              39,620
   14,000   First Data Corp.                                             655,480
    1,300   Fiserv, Inc. *                                                55,315
    1,000   Loews Corp.                                                  101,200
      900   Manpower, Inc.                                                51,462
      200   MicroStrategy, Inc., Class A * @                              21,058
    2,300   Monsanto Co.                                                 194,925
    8,700   Northrop Grumman Corp.                                       594,123
    2,300   Omnicom Group, Inc.                                          191,475
      665   PHH Corp. * @                                                 17,756
    1,200   Quanta Services, Inc. * @                                     19,224
    1,000   Robert Half International, Inc.                               38,610
      600   United Parcel Service, Inc., Class B                          47,628
    1,400   URS Corp. * @                                                 56,350

    5,800   Waste Management, Inc.                                       204,740
                                                                     -----------
                                                                       3,603,546
                                                                     -----------
Telecommunications (5.3%):
    1,200   ADTRAN, Inc.                                                  31,416
    4,100   American Tower Corp., Class A *                              124,312
   17,242   AT&T, Inc.                                                   466,224
   12,700   BellSouth Corp.                                              440,055
    1,200   CenturyTel, Inc.                                              46,944
   13,600   Clear Channel Communications, Inc.                           394,536
    7,200   Corning, Inc. *                                              193,752
    1,300   Crown Castle International Corp. *                            36,855
    2,200   Dobson Communications Corp., Class A * @                      17,644
  100,200   Lucent Technologies, Inc. * @                                305,610
   38,200   Motorola, Inc.                                               875,162
      400   Polycom, Inc. * @                                              8,672
   14,500   QUALCOMM, Inc.                                               733,845
   47,500   Qwest Communications International, Inc. * @                 323,000
   31,719   Sprint Corp.                                                 819,619
   24,300   Verizon Communications, Inc.                                 827,658
                                                                     -----------
                                                                       5,645,304
                                                                     -----------
Transportation (0.9%):
    4,100   Burlington Northern Santa Fe Corp.                           341,653
    1,600   CSX Corp.                                                     95,680
      300   Fedex Corp.                                                   33,882
      300   General Maritime Corp. @                                      10,002
      500   Landstar System, Inc.                                         22,060
    7,200   Norfolk Southern Corp.                                       389,304
      500   OMI Corp. @                                                    9,010
      800   Overseas Shipholding Group, Inc.                              38,344
      700   United Rentals, Inc. * @                                      24,150
                                                                     -----------
                                                                         964,085
                                                                     -----------
Travel/Entertainment (0.8%):
      400   Choice Hotels International, Inc. @                           18,312
    5,800   Harley-Davidson, Inc. @                                      300,904
    3,600   International Game Technology                                126,792
    1,000   Live Nation, Inc. * @                                         19,840
    1,700   Sabre Holdings Corp., Class A @                               40,001
      400   Six Flags, Inc. * @                                            4,072
   13,000   Walt Disney Co.                                              362,570
                                                                     -----------
                                                                         872,491
                                                                     -----------
Utilities (1.2%):
    1,700   AES Corp. *                                                   29,002
      800   American Electric Power Company, Inc.                         27,216
    5,600   Edison International                                         230,608
    3,300   Emerson Electric Co.                                         275,979
      500   Exelon Corp.                                                  26,450
    1,400   FirstEnergy Corp.                                             68,460
    8,700   PG&E Corp.                                                   338,430
      400   Progress Energy, Inc.                                         17,592
    5,700   TXU Corp.                                                    255,132
                                                                     -----------
                                                                       1,268,869
                                                                     -----------
TOTAL COMMON STOCKS (COST $95,964,683)                               106,731,483
                                                                     -----------
COLLATERAL FOR SECURITIES ON LOAN (3.1%):
3,306,035   Northern Trust Liquid Institutional Asset Portfolio        3,306,035
                                                                     -----------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $3,306,035)              3,306,035
                                                                     -----------
DEPOSIT ACCOUNT (1.0%):
1,077,022   NTRS London Deposit Account                                1,077,022
                                                                     -----------
TOTAL DEPOSIT ACCOUNT (COST $1,077,022)                                1,077,022
                                                                     -----------
TOTAL INVESTMENTS (COST $100,347,740) (a) - 103.8%                   111,114,540
                                                                     ===========

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March, 31 2006.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $627,964. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $11,634,802
Unrealized depreciation        (1,495,966)
                              -----------
Net unrealized appreciation   $10,138,836
                              ===========

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

COUNTRY          PERCENTAGE
-------          ----------
United States       98.7%
Bermuda              0.5%
Canada               0.5%
Cayman Islands       0.2%
Israel               0.1%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS LARGE CAP GROWTH FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (98.9%):
Banking/Financial Services (7.7%):
   147,000   Merrill Lynch & Company, Inc. @                        $ 11,577,720
   117,800   Morgan Stanley                                            7,400,196
                                                                    ------------
                                                                      18,977,916
                                                                    ------------
Beverages (4.4%):
   128,700   Coca-Cola Co.                                             5,388,669
    91,400   PepsiCo, Inc.                                             5,282,006
                                                                    ------------
                                                                      10,670,675
                                                                    ------------
Biotechnology (13.2%):
   158,800   Amgen, Inc. * @                                          11,552,700
   158,000   Biogen Idec, Inc. *                                       7,441,800
   158,800   Genentech, Inc. *                                        13,420,188
                                                                    ------------
                                                                      32,414,688
                                                                    ------------
Computers (19.9%):
   179,300   Akamai Technologies, Inc. *                               5,897,177
   274,800   Cisco Systems, Inc. *                                     5,954,916
    87,300   Dell, Inc. *                                              2,598,048
   139,800   Electronic Arts, Inc. * @                                 7,649,855
   237,000   EMC Corp. *                                               3,230,310
   284,000   Juniper Networks, Inc. *                                  5,430,080
   196,300   Microsoft Corp.                                           5,341,323
   195,600   Red Hat, Inc. * @                                         5,472,888
   226,200   Yahoo!, Inc. * @                                          7,297,212
                                                                    ------------
                                                                      48,871,809
                                                                    ------------
E-Commerce (9.9%):
   317,500   Amazon.com, Inc. * @                                     11,591,925
   176,600   eBay, Inc. *                                              6,897,996
   197,550   IAC/InterActiveCorp * @                                   5,821,799
                                                                    ------------
                                                                      24,311,720
                                                                    ------------
Electronics (10.1%):
   274,600   Intel Corp.                                               5,313,510
   396,900   Motorola, Inc.                                            9,092,979
   316,000   Texas Instruments, Inc.                                  10,260,520
                                                                    ------------
                                                                      24,667,009
                                                                    ------------
Food (2.5%):
    93,900   Wm. Wrigley Jr. Co. @                                     6,009,600
                                                                    ------------
Health Care (2.1%):
    86,100   Johnson & Johnson                                         5,098,842
                                                                    ------------
Household (3.6%):
   154,107   Procter & Gamble Co.                                      8,879,645
                                                                    ------------
Insurance (5.4%):
    93,900   American International Group, Inc.                        6,205,851
        79   Berkshire Hathaway, Inc. *                                7,137,650
                                                                    ------------
                                                                      13,343,501
                                                                    ------------
Manufacturing (2.2%):
   156,500   General Electric Co.                                      5,443,070
                                                                    ------------
Media (5.3%):
   438,300   Time Warner, Inc.                                         7,359,057
   198,500   Walt Disney Co.                                           5,536,165
                                                                    ------------
                                                                      12,895,222
                                                                    ------------
Pharmaceuticals (4.9%):

    81,600   Eli Lilly & Co. @                                         4,512,480
   299,400   Pfizer, Inc.                                              7,461,048
                                                                    ------------
                                                                      11,973,528
                                                                    ------------
Retail/Wholesale (4.8%):
    87,800   Bed Bath & Beyond, Inc. *                                 3,371,520
   198,500   Home Depot, Inc. @                                        8,396,550
                                                                    ------------
                                                                      11,768,070
                                                                    ------------
Telecommunications (2.9%):
   139,400   QUALCOMM, Inc. @                                          7,055,034
                                                                    ------------
TOTAL COMMON STOCKS (COST $218,543,398)                              242,380,329
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (17.3%):
42,475,666   Allianz Dresdner Daily Asset Fund #                      42,475,666
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $42,475,666)            42,475,666
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (1.4%):
Federal Home Loan Bank (1.4%):
 3,316,000   4.69%, 4/3/06 (b)                                         3,314,721
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $3,315,147)           3,314,721
                                                                    ------------
TOTAL INVESTMENTS (COST $264,334,211) (a) - 117.6%                   288,170,716
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of a security is loaned as of March 31, 2006.

#    Investment in affiliate.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $908,060. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $26,732,770
Unrealized depreciation        (3,804,325)
                              -----------
Net unrealized appreciation   $22,928,445
                              ===========

(b)  The rate presented represents the effective yield at March 31, 2006.

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ SALOMON BROTHERS SMALL CAP GROWTH FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (94.6%):
Aerospace/Defense (0.1%):
     5,900   Orbital Sciences Corp. * @                             $     93,338
                                                                    ------------
Banking & Financial Services (5.6%):
     7,840   Affiliated Managers Group, Inc. * @                         835,822
    16,200   Cullen/Frost Bankers, Inc.                                  870,750
    17,800   East West Bancorp, Inc.                                     686,190
    24,900   MoneyGram International, Inc.                               764,928
    34,800   Universal American Financial Corp. *                        535,920
    11,600   Westamerica Bankcorporation @                               602,272
                                                                    ------------
                                                                       4,295,882
                                                                    ------------
Biotechnology (0.6%):
    25,700   Senomyx, Inc. * @                                           423,022
                                                                    ------------
Computers (10.6%):
    81,700   Digitas, Inc. * @                                         1,176,480
    52,300   Electronics for Imaging, Inc. * @                         1,462,831
   143,900   Extreme Networks, Inc. *                                    722,378
    13,600   MICROS Systems, Inc. *                                      626,552
   174,100   RealNetworks, Inc. * @                                    1,436,325
     9,500   Salesforce.com, Inc. *                                      345,135
    53,800   Take-Two Interactive Software, Inc. * @                   1,003,908
    93,800   TIBCO Software, Inc. * @                                    784,168
    44,900   Wind River Systems, Inc. *                                  559,005
                                                                    ------------
                                                                       8,116,782
                                                                    ------------
Construction (1.4%):
    11,200   ElkCorp @                                                   378,000
    11,700   NCI Building Systems, Inc. * @                              699,309
                                                                    ------------
                                                                       1,077,309
                                                                    ------------
E-Commerce (1.9%):
     5,900   Ctrip.com International, Ltd., ADR @                        487,930
    22,300   ValueClick, Inc. *                                          377,316
    17,000   WebEx Communications, Inc. * @                              572,390
                                                                    ------------
                                                                       1,437,636
                                                                    ------------
Electronics (4.6%):
    49,200   Dolby Laboratories, Inc., Class A *                       1,028,280
    28,400   Himax Technologies, Inc., ADR *                             248,500
    18,800   PortalPlayer, Inc. * @                                      417,924
    88,300   SkillSoft plc * @                                           462,692
    19,700   Tessera Technologies, Inc. *                                631,976
   256,100   Zarlink Semiconductor, Inc. * @                             755,495
                                                                    ------------
                                                                       3,544,867
                                                                    ------------
Energy (0.9%):
    25,900   ITC Holdings Corp. @                                        679,875
                                                                    ------------
Food (2.5%):
    25,100   CKE Restaurants, Inc. @                                     436,740
    10,500   P.F. Chang's China Bistro, Inc. * @                         517,545
    22,000   Steak n Shake Co. * @                                       464,200
    13,600   United Natural Foods, Inc. * @                              475,592
                                                                    ------------
                                                                       1,894,077
                                                                    ------------
Health Care (8.1%):
    13,700   Advanced Medical Optics, Inc. * @                           638,968
     6,000   Cooper Companies, Inc. @                                    324,180
    43,300   DJ Orthopedics, Inc. *                                    1,721,608

     8,500   Health Net, Inc. *                                          431,970
    39,530   InterMune, Inc. * @                                         732,886
    11,550   LifePoint Hospitals, Inc. *                                 359,205
    11,000   Manor Care, Inc. @                                          487,850
    34,800   PDL BioPharma, Inc * @                                    1,141,440
     8,850   WellCare Health Plans, Inc. * @                             402,144
                                                                    ------------
                                                                       6,240,251
                                                                    ------------
Industrial (9.3%):
    11,210   CARBO Ceramics, Inc. @                                      637,961
     9,800   Cymer, Inc. * @                                             445,312
    10,400   Cytec Industries, Inc.                                      624,104
    18,300   Minerals Technologies, Inc. @                             1,068,903
    47,100   MSC Industrial Direct Company, Inc., Class A              2,544,342
    10,000   Scotts Miracle-Gro Co., Class A                             457,600
    21,900   Stewart & Stevenson Services, Inc.                          798,912
    20,580   Valspar Corp.                                               573,565
                                                                    ------------
                                                                       7,150,699
                                                                    ------------
Manufacturing (2.4%):
    18,400   Herman Miller, Inc.                                         596,344
    16,200   IDEX Corp.                                                  845,154
     4,500   Mettler-Toledo International, Inc. *                        271,530
     4,141   Reddy Ice Holdings, Inc. @                                   91,972
                                                                    ------------
                                                                       1,805,000
                                                                    ------------
Media (2.9%):
    25,540   Jupitermedia Corp. * @                                      459,209
    47,900   SINA Corp. * @                                            1,336,410
    17,300   Tom Online, Inc. * @                                        440,112
                                                                    ------------
                                                                       2,235,731
                                                                    ------------
Minerals (1.7%):
    19,600   Apex Silver Mines, Ltd. * @                                 465,500
    32,400   Compass Minerals International, Inc.@                       809,676
                                                                    ------------
                                                                       1,275,176
                                                                    ------------
Oil & Gas (4.0%):
     3,910   Atwood Oceanics, Inc. * @                                   394,949
    10,200   Cheniere Energy, Inc. * @                                   413,814
    79,500   Key Energy Services, Inc. *                               1,212,376
    24,095   Range Resources Corp.                                       658,034
    10,320   Todco, Class A                                              406,711
                                                                    ------------
                                                                       3,085,884
                                                                    ------------
Pharmaceuticals (9.2%):
    44,900   Abgenix, Inc. *                                           1,010,250
     5,900   Alexion Pharmaceuticals, Inc. * @                           208,978
    26,800   Andrx Corp. * @                                             636,232
    17,600   Arena Pharmaceuticals, Inc. * @                             318,736
    23,125   AVANIR Pharmaceuticals, Class A * @                         338,088
    35,000   CV Therapeutics, Inc. * @                                   772,800
    12,200   Endo Pharmaceuticals Holdings, Inc. *                       400,282
    63,600   Nektar Therapeutics * @                                   1,296,168
    40,700   NPS Pharmaceuticals, Inc. * @                               347,578
   153,200   Oscient Pharmaceuticals Corp * @                            306,400
    96,500   Panacos Pharmaceuticals, Inc. * @                           729,540
    31,120   Tanox, Inc. * @                                             604,350
     3,300   Vertex Pharmaceuticals, Inc. *                              120,747
                                                                    ------------
                                                                       7,090,149
                                                                    ------------
Real Estate Investment Trusts (1.1%):
     2,550   Alexandria Real Estate Equities, Inc.                       243,092
     2,250   BioMed Realty Trust, Inc.                                    66,690
     4,050   Cousins Properties, Inc. @                                  135,392
     2,840   Gramercy Capital Corp. @                                     70,801
     6,100   PS Business Parks, Inc.                                     341,111
                                                                    ------------
                                                                         857,086
                                                                    ------------
Retail/Wholesale (7.3%):
     5,400   Abercrombie & Fitch Co., Class A                            314,820
    11,600   Aviall, Inc. *                                              441,728
    12,600   K-Swiss, Inc., Class A @                                    379,764

    17,050   Men's Wearhouse, Inc.                                       612,777
    40,000   Nu Skin Enterprises, Inc., Class A                          701,200
    40,900   Pier 1 Imports, Inc. @                                      474,849
    12,300   SCP Pool Corp.                                              576,993
    23,400   Spectrum Brands, Inc. * @                                   508,248
    37,700   Steelcase, Inc., Class A @                                  678,600
    39,800   Tempur-Pedic International, Inc. * @                        563,170
    23,600   West Marine, Inc. * @                                       354,236
                                                                    ------------
                                                                       5,606,385
                                                                    ------------
Services (4.7%):
    14,100   IHS, Inc. * @                                               385,635
    35,100   R.H. Donnelley Corp. *                                    2,043,873
    56,200   Sapient Corp. * @                                           428,806
    25,700   Wright Express Corp. * @                                    720,885
                                                                    ------------
                                                                       3,579,199
                                                                    ------------
Technology (2.7%):
     7,900   Avid Technology, Inc. *                                     343,334
    63,800   Sohu.com, Inc. * @                                        1,702,822
                                                                    ------------
                                                                       2,046,156
                                                                    ------------
Telecommunications (10.9%):
    36,400   ADC Telecommunications, Inc. * @                            931,476
    15,460   American Tower Corp., Class A *                             468,747
    14,300   AsiaInfo Holdings, Inc. * @                                  71,500
    35,300   China GrenTech Corp., Ltd., ADR *                           603,630
   118,000   Cincinnati Bell, Inc. * @                                   533,360
    39,200   Citizens Communications Co. @                               520,184
     4,550   Commonwealth Telephone Enterprises, Inc.                    156,748
    92,200   Dobson Communications Corp., Class A * @                    739,444
    62,200   ECI Telecom, Ltd. * @                                       704,726
     8,960   Global Signal, Inc.                                         440,832
    22,540   Kongzhong Corp., ADR *                                      297,753
     8,300   MasTec, Inc. * @                                            117,611
    26,000   NETGEAR, Inc. * @                                           494,260
     3,600   Nextel Partners, Inc., Class A *                            101,952
    45,400   Openwave Systems, Inc. * @                                  979,731
     7,800   PanAmSat Holding Corp. @                                    193,596
   103,200   RF Micro Devices, Inc. * @                                  892,680
     8,700   Time Warner Telecom, Inc. Class A * @                       156,165
                                                                    ------------
                                                                       8,404,395
                                                                    ------------
Travel/Entertainment (2.1%):
    26,800   Marvel Entertainment, Inc. * @                              539,216
    10,400   Regal Entertainment Group, Class A @                        195,624
     6,300   Station Casinos, Inc.                                       500,031
    28,990   WiderThan Company, Ltd., ADR * @                            383,248
                                                                    ------------
                                                                       1,618,119
                                                                    ------------
TOTAL COMMON STOCKS (COST $63,894,663)                                72,557,018
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (46.2%):
35,433,356   Northern Trust Liquid Institutional Asset Portfolio      35,433,356
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $35,433,356)            35,433,356
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (8.4%):
Federal Home Loan Bank (8.4%):
 6,437,000   4.69%, 4/3/06 (b)                                         6,434,516
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $6,435,344)           6,434,516
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
     3,094   TNT Offshore Deposit Account                                  3,094
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $3,094)                                        3,094
                                                                    ------------
TOTAL INVESTMENTS (COST $105,766,457) (a) - 149.2%                   114,427,984
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of a security is loaned as of March 31, 2006.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $463,970. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $8,918,521
Unrealized depreciation         (720,964)
                              ----------
Net unrealized appreciation   $8,197,557
                              ==========

(b)  The rate presented represents the effective yield at March 31, 2006.

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       95.0%
Cayman Islands       2.0%
Canada               1.0%
Ireland              0.6%
Switzerland          0.6%
South Korea          0.5%
Taiwan               0.3%
                   -----
TOTAL              100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (95.7%):
Auto & Transportation (3.7%):
    14,060   Burlington Northern Santa Fe Corp.                     $  1,171,620
    26,310   C.H. Robinson Worldwide, Inc.                             1,291,557
    19,490   GATX Corp. @                                                804,742
    15,340   Oshkosh Truck Corp.                                         954,762
                                                                    ------------
                                                                       4,222,681
                                                                    ------------
Consumer Discretionary (23.4%):
    19,040   Abercrombie & Fitch Co., Class A                          1,110,032
    29,790   AnnTaylor Stores Corp. *                                  1,095,974
    35,930   Aquantive, Inc. * @                                         845,792
    10,860   Carter's, Inc. *                                            732,941
    22,200   Chico's FAS, Inc. *                                         902,208
    38,530   Circuit City Stores, Inc.                                   943,214
    35,360   Coach, Inc. *                                             1,222,749
    26,720   Coldwater Creek, Inc. *                                     742,816
    15,210   Darden Restaurants, Inc.                                    624,066
    11,530   Dress Barn, Inc. * @                                        552,864
    37,600   eBay, Inc. *                                              1,468,657
    13,970   Gaylord Entertainment Co. * @                               633,959
    10,540   Getty Images, Inc. * @                                      789,235
    22,290   Guess?, Inc. * @                                            871,762
    29,500   International Game Technology                             1,038,990
    15,360   Marriott International, Inc., Class A                     1,053,696
    15,030   Men's Wearhouse, Inc.                                       540,178
    21,870   Monster Worldwide, Inc. *                                 1,090,438
    26,510   Nordstrom, Inc.                                           1,038,662
    18,960   Nutri/System, Inc. * @                                      900,979
    21,370   Office Depot, Inc. *                                        795,819
    19,500   Orient-Express Hotels, Ltd., Class A                        764,985
     7,590   Panera Bread Co., Class A *                                 570,616
    21,030   Penn National Gaming, Inc. * @                              887,045
    15,270   Polo Ralph Lauren Corp.                                     925,515
    23,200   Ruby Tuesday, Inc.                                          744,256
    10,550   Station Casinos, Inc. @                                     837,354
    14,450   Tractor Supply Co. * @                                      958,613
    14,410   Walter Industries, Inc. @                                   959,994
    15,510   WESCO International, Inc. *                               1,054,835
                                                                    ------------
                                                                      26,698,244
                                                                    ------------
Consumer Staples (0.9%):
     7,760   Hansen Natural Corp. * @                                    978,148
                                                                    ------------
Energy (8.2%):
    19,440   Frontier Oil Corp. @                                      1,153,764
    22,660   Grant Prideco, Inc. *                                       970,754
    23,150   Helix Energy Solutions Group, Inc. * @                      877,385
    15,950   Murphy Oil Corp.                                            794,629
    21,560   Peabody Energy Corp.                                      1,086,840
    38,090   Pride International, Inc. *                               1,187,646
    14,060   Questar Corp.                                               984,903
    14,200   St Mary Land & Exploration Co. @                            579,786
    29,000   Ultra Petroleum Corp. *                                   1,806,990
                                                                    ------------
                                                                       9,442,697
                                                                    ------------
Financials (10.8%):
    10,540   Affiliated Managers Group, Inc. * @                       1,123,669
    17,570   Assurant, Inc.                                              865,323

     7,090   Bear Stearns Companies, Inc.                                983,383
    14,820   CB Richard Ellis Group, Inc., Class A *                   1,195,974
    56,230   Charles Schwab Corp.                                        967,718
     3,690   Chicago Mercantile Exchange Holdings, Inc.                1,651,275
    21,650   Investment Technology Group, Inc. * @                     1,078,170
    45,450   Janus Capital Group, Inc.                                 1,053,077
    14,250   Legg Mason, Inc.                                          1,785,953
    22,460   Nasdaq Stock Market, Inc. * @                               899,298
    18,250   Paychex, Inc.                                               760,295
                                                                    ------------
                                                                      12,364,135
                                                                    ------------
Health Care (17.5%):
    15,200   Brookdale Senior Living, Inc. @                             573,800
    28,760   Celgene Corp. * @                                         1,271,767
    24,130   Community Health Systems, Inc. *                            872,300
    18,620   DaVita, Inc. *                                            1,121,110
    24,580   Forest Laboratories, Inc. *                               1,097,005
    25,910   Hologic, Inc. * @                                         1,434,119
    37,470   Medicis Pharmaceutical Corp., Class A @                   1,221,522
    27,180   Mentor Corp. @                                            1,231,526
    12,810   Neurocrine Biosciences, Inc. * @                            826,757
    43,320   New River Pharmaceuticals, Inc. * @                       1,438,657
    31,230   Omnicare, Inc.                                            1,717,338
    10,880   Roche Holding AG, ADR                                       807,976
    44,330   Shire Pharmaceuticals Group plc, ADR @                    2,060,901
    16,450   Sierra Health Services, Inc. *                              669,515
    19,670   United Therapeutics Corp. * @                             1,303,728
    16,430   Ventana Medical Systems, Inc. * @                           686,281
    29,780   Vertex Pharmaceuticals, Inc. * @                          1,089,650
     8,650   Wellpoint, Inc. *                                           669,770
                                                                    ------------
                                                                      20,093,722
                                                                    ------------
Industrials (6.5%):
    15,340   Ceradyne, Inc. * @                                          765,466
     7,280   Corporate Executive Board Co.                               734,552
    10,970   Emerson Electric Co.                                        917,421
    28,240   JLG Industries, Inc. @                                      869,510
    18,325   Joy Global, Inc.                                          1,095,285
    22,070   Molex, Inc. @                                               732,724
    21,080   Precision Castparts Corp.                                 1,252,152
    15,080   Rockwell Automation, Inc.                                 1,084,403
                                                                    ------------
                                                                       7,451,513
                                                                    ------------
Information Technology (19.5%):
    21,370   Advanced Micro Devices, Inc. *                              708,629
    37,620   Akamai Technologies, Inc. * @                             1,237,322
    21,890   Apple Computer, Inc. *                                    1,372,940
    23,210   Atheros Communications *                                    607,870
    30,570   Broadcom Corp., Class A *                                 1,319,401
    15,180   Cognizant Technology Solutions Corp. *                      903,058
    21,630   Comverse Technology, Inc. *                                 508,954
    35,310   Crown Castle International Corp. *                        1,001,039
    11,580   F5 Networks, Inc. * @                                       839,434
    21,080   Global Payments, Inc.                                     1,117,451
    21,080   Harris Corp.                                                996,873
    28,740   Intersil Corp., Class A                                     831,161
    21,080   Jabil Circuit, Inc. *                                       903,489
    15,120   Komag, Inc. * @                                             719,712
    22,060   Marvell Technology Group, Ltd. *                          1,193,446
    11,700   Multi-Fineline Electronix, Inc. * @                         684,333
    32,950   NeuStar, Inc., Class A * @                                1,021,450
    46,240   QLogic Corp. *                                              894,744
    22,610   QUALCOMM, Inc.                                            1,144,292
    41,940   Red Hat, Inc. * @                                         1,173,481
    30,420   Salesforce.com, Inc. * @                                  1,105,159
    14,220   Satyam Computer Services Ltd., ADR @                        622,267
    22,880   SiRF Technology Holdings, Inc. * @                          810,181
    38,110   ValueClick, Inc. * @                                        644,821
                                                                    ------------
                                                                      22,361,507
                                                                    ------------

Materials (3.8%):
    18,360   Freeport-McMoRan Copper & Gold, Inc., Class B             1,097,377
     7,110   Martin Marietta Materials, Inc.                             760,983
    10,540   Nucor Corp.                                               1,104,487
    22,820   Shaw Group, Inc. * @                                        693,728
     7,470   USG Corp. * @                                               709,351
                                                                    ------------
                                                                       4,365,926
                                                                    ------------
Telecommunication Services (1.4%):
    26,830   NII Holdings, Inc. *                                      1,582,165
                                                                    ------------
TOTAL COMMON STOCKS (COST $85,770,858)                               109,560,738
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (24.8%):
28,475,286   Northern Trust Liquid Institutional Asset Portfolio      28,475,286
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $28,475,286)            28,475,286
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (5.2%):
Federal National Mortgage Association (5.2%):
 5,990,000   4.71%, 4/3/06, (b)                                        5,987,679
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $5,988,453)           5,987,679
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
     6,801   TNT Offshore Deposit Account                                  6,801
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $6,801)                                        6,801
                                                                    ------------
TOTAL INVESTMENTS (COST $120,241,398) (a) - 125.7%                   144,030,504
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $229,996. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $24,325,944
Unrealized depreciation          (766,834)
                              -----------
Net unrealized appreciation   $23,559,110
                              ===========

(b)  The rate presented represents the effective yield at March 31, 2006.

The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       96.0%
United Kingdom       1.8%
Bermuda              1.0%
Switzerland          0.7%
Inidia               0.5%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

                                                                        FAIR
  SHARES                                                                VALUE
  ------                                                            ------------
COMMON STOCKS (91.1%):
Consumer Discretionary (13.1%):
   127,000   CBS Corp., Class B                                     $  3,045,460
   449,500   Clear Channel Communications, Inc. @                     13,039,995
   313,000   Comcast Corp., Class A *                                  8,188,080
    50,100   Federated Department Stores, Inc.                         3,657,300
    35,900   Gannett Company, Inc. @                                   2,151,128
   855,400   Liberty Media Corp., Class A *                            7,022,834
   223,200   News Corp., Class B @                                     3,919,392
   554,800   Time Warner, Inc.                                         9,315,092
    33,600   Tribune Co.                                                 921,648
   167,800   Viacom Inc., Class B *                                    6,510,640
   255,900   Wal-Mart Stores, Inc. @                                  12,088,716
   370,400   Walt Disney Co.                                          10,330,456
                                                                    ------------
                                                                      80,190,741
                                                                    ------------
Consumer Staples (8.7%):
   137,900   Altria Group, Inc.                                        9,771,594
    61,100   Anheuser-Busch Companies, Inc.                            2,613,247
   221,800   Coca-Cola Co.                                             9,286,766
   175,600   Kimberly-Clark Corp.                                     10,149,680
   267,700   Kraft Foods, Inc., Class A @                              8,113,987
   196,500   Unilever NV, NY Shares                                   13,601,730
                                                                    ------------
                                                                      53,537,004
                                                                    ------------
Energy (0.9%):
 41,900   Total SA, ADR                                                5,519,487
                                                                    ------------
Financials (25.0%):
    40,200   AFLAC, Inc.                                               1,814,226
    35,400   Ambac Financial Group, Inc.                               2,817,840
    71,400   American International Group, Inc.                        4,718,826
   415,800   Bank of America Corp.                                    18,935,532
   181,000   Bank of New York Company, Inc.                            6,523,240
     1,120   Berkshire Hathaway, Inc., Class B *                       3,373,440
   100,780   Chubb Corp.                                               9,618,443
   406,500   Citigroup, Inc.                                          19,203,060
    46,600   Fannie Mae                                                2,395,240
   372,000   Freddie Mac                                              22,692,001
    55,800   Genworth Financial, Inc., Class A                         1,865,394
     9,600   Hartford Financial Services Group, Inc.                     773,280
   137,500   J.P. Morgan Chase & Co.                                   5,725,500
    72,900   Merrill Lynch & Company, Inc. @                           5,741,604
    57,300   MetLife, Inc.                                             2,771,601
   100,600   PNC Financial Services Group                              6,771,386
   110,500   St. Paul Travelers Companies, Inc.                        4,617,795
    32,290   SunTrust Banks, Inc.                                      2,349,420
    61,550   Torchmark Corp.                                           3,514,505
    71,200   U.S. Bancorp                                              2,171,600
   192,400   Wachovia Corp.                                           10,784,020
   219,200   Wells Fargo & Co.                                        14,000,304
                                                                    ------------
                                                                     153,178,257
                                                                    ------------
Health Care (16.4%):
    93,100   Abbott Laboratories                                       3,953,957
   190,000   Boston Scientific Corp. * @                               4,379,500
   801,700   Bristol-Myers Squibb Co. @                               19,729,837
    53,300   Cardinal Health, Inc.                                     3,971,916
   526,100   GlaxoSmithKline plc, ADR                                 27,520,291

   354,900   Pfizer, Inc.                                              8,844,108
   112,000   Roche Holding AG, ADR                                     8,317,400
   134,800   Sanofi-Aventis, ADR                                       6,396,260
   465,300   Schering-Plough Corp.                                     8,836,047
   178,300   Wyeth                                                     8,651,116
                                                                    ------------
                                                                     100,600,432
                                                                    ------------
Industrials (1.1%):
    90,900   General Electric Co.                                      3,161,502
   185,900   Southwest Airlines Co.                                    3,344,341
                                                                    ------------
                                                                       6,505,843
                                                                    ------------
Information Technology (5.2%):
    33,345   Affiliated Computer Services Inc., Class A *              1,989,363
   196,100   Cisco Systems, Inc. *                                     4,249,487
    26,740   Cognex Corp.                                                792,574
    60,370   Credence Systems Corp. *                                    443,116
   186,500   Dell, Inc. *                                              5,550,239
    66,200   First Data Corp.                                          3,099,484
    69,875   Flextronics International, Ltd. * @                         723,206
    65,400   Hewlett-Packard Co.                                       2,151,660
   252,700   Intel Corp.                                               4,889,744
    31,800   International Business Machines Corp.                     2,622,546
    38,010   KEMET Corp. *                                               359,955
    19,675   Lexmark International, Inc. *                               892,852
    79,800   Microsoft Corp.                                           2,171,358
    36,250   Nokia Corp., ADR                                            751,100
     6,390   Novellus Systems, Inc. *                                    153,360
    20,354   Telefonaktibolaget LM Ericsson, ADR @                       767,753
                                                                    ------------
                                                                      31,607,797
                                                                    ------------
Materials (9.2%):
   482,400   Alcoa, Inc. @                                            14,742,144
    43,800   Dow Chemical Co.                                          1,778,280
   274,300   E. I. du Pont de Nemours and Co. @                       11,578,203
   698,193   International Paper Co.                                  24,136,532
    80,700   Rohm and Haas Co.                                         3,943,809
                                                                    ------------
                                                                      56,178,968
                                                                    ------------
Telecommunication Services (10.4%):
   940,900   AT&T, Inc. @                                             25,441,936
   603,900   Sprint Nextel Corp.                                      15,604,776
   655,700   Verizon Communications, Inc.                             22,333,142
                                                                    ------------
                                                                      63,379,854
                                                                    ------------
Utilities (1.1%):
   105,350   American Electric Power Company, Inc.                     3,584,007
    12,300   Dominion Resources, Inc.                                    849,069
    48,500   FirstEnergy Corp.                                         2,371,650
                                                                    ------------
                                                                       6,804,726
                                                                    ------------
TOTAL COMMON STOCKS (COST $521,346,860)                              557,503,109
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (10.8%):
66,080,852   Allianz Dresdner Daily Asset Fund #                      66,080,852
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $66,080,852)            66,080,852
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (9.5%):
Federal National Mortgage Association (9.5%):
58,000,000   4.71%, 4/3/06, (b)                                       57,977,525
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $57,985,017)         57,977,525
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
    25,539   TNT Offshore Deposit Account                                 25,539
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $25,539)                                      25,539
                                                                    ------------
TOTAL INVESTMENTS (COST $645,438,268) (a) - 111.4%                   681,587,025
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

#    Investment in affiliate.

ADR  - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $1,530,071. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $ 45,027,751
Unrealized depreciation        (10,409,065)
                              ------------
Net unrealized appreciation   $ 34,618,686
                              ============

(b)  The rate presented represents the effective yield at March 31, 2006.

The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       89.7%
United Kingdom       4.5%
Netherlands          2.2%
France               1.9%
Switzerland          1.4%
Singapore            0.1%
Sweden               0.1%
Finland              0.1%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

                                                                        FAIR
  SHARES                                                                VALUE
  ------                                                            ------------
COMMON STOCKS (93.6%):
Auto & Transportation  (2.5%):
    39,850   Burlington Northern Santa Fe Corp.                     $  3,320,700
    27,650   C.H. Robinson Worldwide, Inc. @                           1,357,339
                                                                    ------------
                                                                       4,678,039
                                                                    ------------
Consumer Discretionary (13.3%):
    26,700   Accenture, Ltd., Class A                                    802,869
    23,625   Advance Auto Parts, Inc.                                    983,745
    31,900   AnnTaylor Stores Corp. *                                  1,173,601
    42,850   Circuit City Stores, Inc. @                               1,048,968
    63,400   Coach, Inc. *                                             2,192,372
    26,750   Costco Wholesale Corp.                                    1,448,780
    31,600   Darden Restaurants, Inc.                                  1,296,548
    41,900   J.C. Penney Company, Inc.                                 2,531,179
    26,350   Lowe's Companies, Inc.                                    1,697,994
    25,650   McDonald's Corp.                                            881,334
    20,800   McGraw-Hill Companies, Inc.                               1,198,496
    17,800   Monster Worldwide, Inc. *                                   887,508
    51,300   Nordstrom, Inc.                                           2,009,934
    44,950   Office Depot, Inc. *                                      1,673,938
    16,100   Polo Ralph Lauren Corp. @                                   975,821
    62,600   Starbucks Corp. *                                         2,356,264
    20,450   Starwood Hotels & Resorts Worldwide, Inc.                 1,385,079
                                                                    ------------
                                                                      24,544,430
                                                                    ------------
Consumer Staples (1.4%):
     7,200   Hansen Natural Corp. * @                                    907,560
    29,110   Procter & Gamble Co.                                      1,677,318
                                                                    ------------
                                                                       2,584,878
                                                                    ------------
Energy (9.0%):
    11,700   Diamond Offshore Drilling, Inc.                           1,047,150
    33,150   Grant Prideco, Inc. *                                     1,420,146
    26,000   Helix Energy Solutions Group, Inc. * @                      985,400
    17,850   Marathon Oil Corp.                                        1,359,635
    52,000   Peabody Energy Corp. @                                    2,621,320
    35,200   Schlumberger, Ltd.                                        4,455,263
    17,500   Suncor Energy, Inc.                                       1,347,850
    17,550   Transocean, Inc. * @                                      1,409,265
    44,850   Weatherford International, Ltd. * @                       2,051,888
                                                                    ------------
                                                                      16,697,917
                                                                    ------------
Financials (10.6%):
    16,000   ACE, Ltd.                                                   832,160
    14,600   Bear Stearns Companies, Inc.                              2,025,020
    90,400   Charles Schwab Corp.                                      1,555,784
     4,900   Chicago Mercantile Exchange Holdings, Inc.                2,192,750
    71,700   E*TRADE Financial Corp. * @                               1,934,466
    11,150   Franklin Resources, Inc.                                  1,050,776
    16,650   Goldman Sachs Group, Inc.                                 2,613,384
    13,700   Legg Mason, Inc.                                          1,717,021
    19,400   Lehman Brothers Holdings, Inc.                            2,803,882
    26,900   Prudential Financial, Inc.                                2,039,289
    14,050   W.R. Berkley                                                815,743
                                                                    ------------
                                                                      19,580,275
                                                                    ------------

Health Care (15.9%):
    56,350   Aetna, Inc. @                                             2,769,038
    20,900   Allergan, Inc.                                            2,267,650
    14,450   Barr Laboratories, Inc. *                                   910,061
    28,300   Caremark Rx, Inc. *                                       1,391,794
    61,700   Celgene Corp. * @                                         2,728,374
    19,100   Cerner Corp. * @                                            906,295
    44,950   Gilead Sciences, Inc. *                                   2,796,788
    18,050   Hologic, Inc. * @                                           999,068
    27,600   Humana, Inc. *                                            1,453,140
    29,400   Novartis AG, ADR                                          1,629,936
    15,750   Omnicare, Inc.                                              866,093
    36,800   PDL BioPharma, Inc. * @                                   1,207,040
    35,800   Roche Holding AG, ADR                                     2,658,598
    28,600   Shire Pharmaceuticals Group plc, ADR @                    1,329,614
    34,600   Teva Pharmaceutical Industries, Ltd., ADR                 1,424,828
    35,440   UnitedHealth Group, Inc.                                  1,979,678
    17,400   Vertex Pharmaceuticals, Inc. * @                            636,666
    18,550   Wellpoint, Inc. *                                         1,436,327
                                                                    ------------
                                                                      29,390,988
                                                                    ------------
Industrials (7.5%):
    34,650   Boeing Co.                                                2,700,274
    21,350   Emerson Electric Co.                                      1,785,501
    29,100   JLG Industries, Inc. @                                      895,989
    30,350   Joy Global, Inc.                                          1,814,019
    41,850   Lam Research Corp. *                                      1,799,550
    17,650   Lockheed Martin Corp.                                     1,326,045
    21,900   Precision Castparts Corp.                                 1,300,860
    25,150   Raytheon Co.                                              1,152,876
    16,100   Rockwell Automation, Inc.                                 1,157,751
                                                                    ------------
                                                                      13,932,865
                                                                    ------------
Information Technology (29.3%):
    44,550   Adobe Systems, Inc.                                       1,555,686
    39,700   Akamai Technologies, Inc. * @                             1,305,733
    78,500   America Movil, ADR                                        2,689,410
    89,100   American Tower Corp.,Class A *                            2,701,512
    35,400   Apple Computer, Inc. *                                    2,220,288
    70,750   BEA Systems, Inc. *                                         928,948
    80,050   Broadcom Corp., Class A *                                 3,454,957
   105,800   Cisco Systems, Inc. *                                     2,292,686
    35,100   Cognizant Technology Solutions Corp. * @                  2,088,099
    47,200   Comverse Technology, Inc. *                               1,110,616
   107,650   Corning, Inc. *                                           2,896,862
    19,450   Global Payments, Inc. @                                   1,031,045
     5,400   Google, Inc., Class A *                                   2,106,000
    19,200   Harris Corp.                                                907,968
   105,550   Hewlett-Packard Co.                                       3,472,594
    50,650   Intersil Corp., Class A @                                 1,464,798
    53,750   Jabil Circuit, Inc. *                                     2,303,725
    32,800   Marvell Technology Group, Ltd. *                          1,774,480
    41,700   MEMC Electronic Materials, Inc. *                         1,539,564
    71,900   Microsoft Corp.                                           1,956,399
    88,150   Motorola, Inc.                                            2,019,517
    63,400   National Semiconductor Corp.                              1,765,056
    40,000   Network Appliance, Inc. *                                 1,441,200
    26,300   NVIDIA Corp. *                                            1,505,938
    61,600   QUALCOMM, Inc.                                            3,117,576
    40,800   Red Hat, Inc. * @                                         1,141,584
    42,550   SAP AG, ADR @                                             2,311,316
    52,100   Western Digital Corp. *                                   1,012,303
                                                                    ------------
                                                                      54,115,860
                                                                    ------------
Materials (4.1%):
    15,450   Fluor Corp.                                               1,325,610
     5,400   Martin Marietta Materials, Inc.                             577,962
    22,550   Monsanto Co.                                              1,911,113
    24,500   Nucor Corp. @                                             2,567,355
    13,450   USG Corp. * @                                             1,277,212
                                                                    ------------

                                                                       7,659,252
                                                                    ------------
TOTAL COMMON STOCKS (COST $140,629,298)                              173,184,504
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (9.9%):
18,418,241   Northern Trust Liquid Institutional Asset Portfolio      18,418,241
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $18,418,241)            18,418,241
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (8.6%):
Federal National Mortgage Association (8.6%):
15,980,000   4.71%, 4/3/06, (b)                                       15,973,808
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $15,975,872)         15,973,808
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
     7,386   TNT Offshore Deposit Account                                  7,386
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $7,386)                                        7,386
                                                                    ------------
TOTAL INVESTMENTS (COST $175,030,797) (a) - 112.1%                   207,583,939
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

ADR  - American Depository Receipt

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $24,765. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $33,036,331
Unrealized depreciation       $  (507,954)
                              -----------
Net unrealized appreciation   $32,528,377
                              ===========

(b)  The rate presented represents the effective yield at March 31, 2006.

The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       90.8%
Switzerland          2.3%
Bermuda              1.4%
Mexico               1.4%
Germany              1.2%
Israel               0.8%
United Kingdom       0.7%
Cayman Islands       0.7%
Canada               0.7%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EQUITY AND INCOME FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                              FAIR VALUE
  ------                                                             -----------
COMMON STOCKS (61.0%):
Auto & Transportation (0.6%):
   33,760   Honda Motor Company, Ltd., ADR                             1,045,210
                                                                     -----------
Consumer Discretionary (6.8%):
    9,310   Avon Products, Inc.                                          290,193
    6,050   CBS Corp., Class B                                           145,079
   74,480   Clear Channel Communications, Inc.                         2,160,665
   20,300   Kohl's Corp. *                                             1,076,103
   16,880   McDonald's Corp.                                             579,997
   12,740   Office Depot, Inc. *                                         474,438
  142,760   Time Warner, Inc.                                          2,396,939
   32,790   Viacom Inc., Class B *                                     1,272,252
   37,180   Wal-Mart Stores, Inc.                                      1,756,383
   71,020   Walt Disney Co.                                            1,980,748
                                                                     -----------
                                                                      12,132,797
                                                                     -----------
Consumer Staples (4.8%):
   16,540   Altria Group, Inc.                                         1,172,024
   29,310   Cadbury Schweppes plc, ADR @                               1,172,400
   42,450   Coca-Cola Co.                                              1,777,382
   14,960   Diageo plc, ADR @                                            948,913
   15,600   Procter & Gamble Co.                                         898,872
   39,370   Unilever NV, NY Shares                                     2,725,191
                                                                     -----------
                                                                       8,694,782
                                                                     -----------
Energy (4.8%):
   25,860   BP plc, ADR                                                1,782,788
   29,120   ConocoPhillips                                             1,838,928
   12,300   Exxon Mobil Corp.                                            748,578
   29,570   Royal Dutch Shell plc, ADR                                 1,841,028
   19,320   Schlumberger, Ltd.                                         2,445,333
                                                                     -----------
                                                                       8,656,655
                                                                     -----------
Financials (17.2%):
    3,900   ACE, Ltd.                                                    202,839
   29,810   Aegon NV                                                     549,398
   43,201   Bank of America Corp.                                      1,967,374
  101,490   Charles Schwab Corp.                                       1,746,643
   18,830   Chubb Corp.                                                1,797,135
   13,960   CIGNA Corp.                                                1,823,455
   67,870   Citigroup, Inc.                                            3,205,500
    7,300   Fifth Third Bancorp                                          287,328
   36,160   Freddie Mac                                                2,205,760
    4,940   Goldman Sachs Group, Inc.                                    775,382
   13,020   Hartford Financial Services Group, Inc.                    1,048,761
   90,842   J.P. Morgan Chase & Co.                                    3,782,661
   67,610   Marsh & McLennan Companies, Inc.                           1,985,030
   36,640   Merrill Lynch & Company, Inc.                              2,885,766
   10,600   MGIC Investment Corp. @                                      706,278
    8,770   PMI Group, Inc. @                                            402,718
   17,700   PNC Financial Services Group                               1,191,387
   45,830   St. Paul Travelers Companies, Inc.                         1,915,236
   21,860   State Street Corp.                                         1,321,000
   15,020   XL Capital, Ltd., Class A                                    962,932
                                                                     -----------
                                                                      30,762,583
                                                                     -----------
Health Care (10.2%):
   31,700   Abbott Laboratories                                        1,346,299

      790   Bausch & Lomb, Inc.                                           50,323
   11,208   Baxter International, Inc.                                   434,982
  104,670   Bristol-Myers Squibb Co.                                   2,575,928
   24,660   Chiron Corp. *                                             1,129,675
   35,540   Eli Lilly & Co.                                            1,965,362
   20,850   GlaxoSmithKline plc, ADR                                   1,090,664
   10,734   McKesson Corp.                                               559,563
   76,670   Pfizer, Inc.                                               1,910,616
   31,720   Roche Holding AG, ADR                                      2,355,607
   21,080   Sanofi-Aventis, ADR @                                      1,000,246
  114,630   Schering-Plough Corp.                                      2,176,824
   33,660   Wyeth                                                      1,633,183
                                                                     -----------
                                                                      18,229,272
                                                                     -----------
Industrials (5.0%):
   15,880   Applera Corp.                                                430,983
   85,130   General Electric Co.                                       2,960,822
   23,990   Ingersoll Rand Co.                                         1,002,542
   17,890   Northrop Grumman Corp.                                     1,221,708
   27,210   Raytheon Co.                                               1,247,306
   21,960   Siemens AG, ADR @                                          2,046,013
                                                                     -----------
                                                                       8,909,374
                                                                     -----------
Information Technology (2.8%):
        1   Advanced Micro Devices, Inc. *                                    25
   15,640   Hewlett-Packard Co.                                          514,556
   45,450   Intel Corp.                                                  879,458
   62,812   Micron Technology, Inc. *                                    924,593
   28,880   Motorola, Inc.                                               661,641
  127,090   Symantec Corp. *                                           2,138,924
                                                                     -----------
                                                                       5,119,197
                                                                     -----------
Materials (3.2%):
   63,010   Bayer AG, ADR @                                            2,523,551
    5,730   Dow Chemical Co.                                             232,638
   24,500   E. I. du Pont de Nemours and Co.                           1,034,145
    4,656   Lanxess *                                                    175,499
   35,860   Newmont Mining Corp.                                       1,860,775
                                                                     -----------
                                                                       5,826,608
                                                                     -----------
Telecommunication Services (3.0%):
  117,692   Sprint Nextel Corp.                                        3,041,162
   71,640   Verizon Communications, Inc.                               2,440,058
                                                                     -----------
                                                                       5,481,220
                                                                     -----------
Utilities (2.6%):
   28,200   American Electric Power Company, Inc.                        959,364
   21,950   Entergy Corp.                                              1,513,233
   21,400   FirstEnergy Corp.                                          1,046,460
   52,010   France Telecom SA, ADR @                                   1,169,185
                                                                     -----------
                                                                       4,688,242
                                                                     -----------
TOTAL COMMON STOCKS (COST $99,268,613)                               109,545,940
                                                                     -----------
CONVERTIBLE BONDS (7.6%):
Auto & Transportation (0.5%):
  500,000   AMR Corp., 4.25%, 9/23/23 @                                  841,875
                                                                     -----------
Consumer Discretionary (0.3%):
  500,000   Eastman Kodak Co., 3.38%, 10/15/33 @                         531,875
                                                                     -----------
Consumer Staples (0.3%):
  200,000   Allied Waste Industries, 4.25%, 4/15/34 @                    185,500
1,300,000   Supervalue, Inc., 0.00%, 11/2/31, @ (c)                      427,375
                                                                     -----------
                                                                         612,875
                                                                     -----------
Energy (0.3%):
  450,000   Reliant Resources, Inc., 5.00%, 8/15/10 @                    570,375
                                                                     -----------
Health Care (3.5%):

  800,000   Amgen, Inc., 0.38%, 2/1/13                                   807,999
  600,000   Chiron Corp., 1.63%, 8/1/33                                  584,250
  197,000   Chiron Corp., 2.75%, 6/30/34                                 193,553
  303,000   Chiron Corp., 2.75%, 6/30/34                                 297,698
  500,000   Edwards Lifesciences Corp., 3.88%, 5/15/33 @                 497,500
  400,000   Enzon Pharmaceuticals, Inc., 4.50%, 7/1/08                   372,500
  650,000   Medimmune, Inc., 1.00%, 7/15/23 @                            640,250
  610,000   Medtronic, Inc., 1.25%, 9/15/21                              604,663
  673,000   Omnicare, Inc., 3.25%, 12/15/35                              645,238
  527,000   St. Jude Medical, Inc., 2.80%, 12/15/35 @                    519,754
  722,000   Teva Pharmceuticals Industries, Ltd., 1.75%, 2/1/26          713,877
  700,000   Watson Pharmaceuticals, Inc., 1.75%, 3/15/23                 631,750
                                                                     -----------
                                                                       6,509,032
                                                                     -----------
Industrials (0.8%):
  650,000   3M Co., 2.40%, 11/21/32 @                                    572,000
  400,000   Halliburton Co., 3.13%, 7/15/23                              790,500
                                                                     -----------
                                                                       1,362,500
                                                                     -----------
Information Technology (0.7%):
  293,000   Intel Corp., 2.95%, 12/15/35                                 251,248
  440,000   International Game Technology, 0.00%, 1/29/33, (c)           329,450
  510,000   L-3 Communications Corp., 3.00%, 8/1/35                      524,024
  109,000   Red Hat, Inc., 0.50%, 1/15/24 @                              131,073
   39,000   Teradyne, Inc., 3.75%, 10/15/06                               38,561
                                                                     -----------
                                                                       1,274,356
                                                                     -----------
Materials (0.6%):
  900,000   International Paper Co., 0.00%, 6/20/21, @ (c)               508,500
  500,000   Sealed Air Corp., 3.00%, 6/30/33                             490,000
                                                                     -----------
                                                                         998,500
                                                                     -----------
Utilities (0.6%):
1,000,000   Nortel Networks Corp., 4.25%, 9/1/08                         943,750
   38,000   PG&E Corp., 9.50%, 6/30/10                                   107,398
                                                                     -----------
                                                                       1,051,148
                                                                     -----------
TOTAL CONVERTIBLE BONDS (COST $13,111,859)                            13,752,536
                                                                     -----------
CORPORATE BONDS (7.7%):
Auto & Transportation (0.1%):
   83,593   America West Airlines, Inc., 7.10%, 4/2/21                    86,244
   20,000   Southwest Airlines Co., Class A2, 5.50%, 11/1/06              20,030
   35,000   Union Pacific Corp., 6.63%, 2/1/08                            35,726
                                                                     -----------
                                                                         142,000
                                                                     -----------
Consumer Discretionary (0.8%):
1,000,000   EchoStar Communications Corp., 5.75%, 5/15/08 @              987,500
   95,000   FBG Finance, Ltd., 5.13%, 6/15/15                             88,978
   10,000   Fedex Corp., 7.25%, 2/15/11                                   10,680
  105,000   Harrahs Operating Company, Inc., 5.63%, 6/1/15               100,608
   50,000   Hyatt Equities, LLC, 6.88%, 6/15/07                           50,692
   45,000   Limited Brands, Inc., 6.95%, 3/1/33 @                         43,927
   45,000   Mohawk Industries, Inc., Series D, 7.20%, 4/15/12             47,072
   45,000   Mohawk Industries, Inc., 6.13%, 1/15/16                       44,556

   40,000   News America, Inc., 6.40%, 12/15/35                           38,245
                                                                    ------------
                                                                       1,412,258
                                                                    ------------
Consumer Staples (0.5%):
   30,000   ConAgra Foods Inc., 7.00%, 10/1/28                            31,038
   35,000   ConAgra Foods, Inc., 8.25%, 9/15/30 @                         41,005
   65,000   Fred Meyer, Inc., 7.45%, 3/1/08                               67,174
   45,000   General Mills, Inc., 3.88%, 11/30/07                          43,915
1,000,000   General Mills, Inc., 0.00%, 10/28/22 (c)                     693,749
   40,000   Heinz Co., 6.43%, 12/1/08                                     40,707
                                                                    ------------
                                                                         917,588
                                                                    ------------
Energy (0.2%):
   95,000   CC Funding Trust, 6.90%, 2/16/07                              96,035
   25,000   Consumers Energy Co., 4.80%, 2/17/09                          24,492
   35,000   Detroit Edison Co., 6.13%, 10/1/10 @                          35,781
   80,000   Entergy Gulf States, Inc., 3.60%, 6/1/08                      76,512
   51,000   FPL Group Capital, Inc., 3.25%, 4/11/06                       50,983
   10,000   Monongahela Power Co., 5.00%, 10/1/06                          9,971
   10,000   Panhandle Eastern Pipeline Co., 2.75%, 3/15/07                 9,750
   45,000   Sempra Energy, 4.62%, 5/17/07                                 44,600
   35,000   Texas East Trasmission, LP, 7.00%, 7/15/32                    38,848
   55,000   Wisconsin Electric Power Co., 3.50%, 12/1/07                  53,367
                                                                    ------------
                                                                         440,339
                                                                    ------------
Financials (4.1%):
  300,000   American Express Co., 1.85%, 12/1/33                         310,875
  100,000   American Express Co., 1.85%, 12/1/33                         103,625
   75,000   American General Finance Corp., Series MTNI, 4.63%,
               5/15/09                                                    73,469
   15,000   American General Finance Corp., Series MTNH, 4.63%,
               9/1/10                                                     14,448
   40,000   AXA Financial, Inc., 6.50%, 4/1/08                            40,856
  125,000   Bank of America, 3.99%, 8/18/09                              123,103
   10,000   Brookfield Asset Management, Inc., 8.13%, 12/15/08            10,628
   65,000   Brookfield Asset Management, Inc., 7.13%, 6/15/12             69,067
   50,000   Capital Auto Receivables Asset Trust, Class A2,
               Series 2004-2, 3.35%, 2/15/08                              49,425
  125,000   Capital Auto Receivables Asset  Trust, Class A4,
               Series 2005-1, 4.05%, 7/15/09                             123,260
  300,000   Capital Auto Receivables Asset Trust, Class A3, Series
               2006-1, 5.03%, 10/15/09                                   298,713
  100,000   Caterpillar Financial Asset Trust, Class A3, Series
               2005-A, 3.90%, 2/25/09                                     98,541
   70,000   Caterpillar Financial Services Corp., Series MTNF,
               3.63%, 11/15/07                                            68,248
   41,093   CIT Equipment Collateral, Class A3, Series 2004-EF1,
               3.50%, 9/20/08                                             40,414
   35,000   CIT Group, Inc., 3.65%, 11/23/07                              34,098
   60,000   CIT Group, Inc., 5.00%, 11/24/08 @                            59,427
  100,000   CNH Equipment Trust, Class A3, Series 2005-A, 4.02%,
               4/15/09                                                    98,582

  200,000   CNH Equipment Trust, Class A3, Series 2005-B, 4.27%,
               1/15/10                                                   196,819
  247,000   Conseco, Inc., 3.50%, 9/30/35 @                              271,083
   95,000   Countrywide Home Loans, Inc., 3.25%, 5/21/08                  90,908
  100,000   Daimler Chrysler Auto Trust, 4.04%, Series 2005-B,
               Class A3 9/8/09                                            98,652
   40,000   DaimlerChrysler NA Holding Corp., 8.50%, 1/18/31              46,795
   85,000   Deutsche Telekom International Finance BV, 8.25%,
               6/15/30                                                   101,680
   20,000   EOP Operating Limited Partnership, 4.75%, 3/15/14 @           18,419
   25,000   EOP Operating Limited Partnership, 7.88%, 7/15/31             28,252
  100,000   Farmers Exchange Capital, 7.05%, 7/15/28                     101,428
   75,000   Ford Credit Auto Owner Trust, Class A3, Series 2005-B,
               4.17%, 1/15/09                                             74,286
  125,000   Ford Credit Auto Owner Trust, Class A3, Series 2006-A,
               5.05%, 3/15/10                                            124,551
  175,000   GE Equipment Small Ticket LLC, Class A3, 4.88%,
               10/22/09                                                  173,735
   95,000   General Electric Capital Corp., 5.88%, 2/15/12 @              97,053
   80,000   General Electric Capital Corp., Series MTNA, 4.75%,
               9/15/14 @                                                  76,116
  500,000   Goldman Sachs Group, Inc., 0.25%, 8/30/08                    471,164
   80,000   Goldman Sachs Group, Inc., 5.25%, 10/15/13 @                  77,884
   75,000   Harley-Davidson Motorcycle Trust, Class A2, Series
               2005-2, 4.07%, 2/15/12                                     73,448
  125,000   Harley-Davidson Motorcycle Trust, Class A2, Series
               2005-1, 3.76%, 12/17/12                                   122,045
  100,000   Harley-Davidson Motorcycle Trust, Class A2, Series
               2005-3, 4.41%, 6/15/12                                     98,420
  100,000   Hertz Vehicle Financing LLC, Class A2, 2005 - 2A,
               4.93%, 2/25/10                                             97,953
   50,000   Honda Auto Receivables Owner Trust, Class A3, Series
               2005-2, 3.93%, 1/15/09                                     49,317
  100,000   Honda Auto Receivables Owner Trust, Class A3, Series
               2005-3, 3.87%, 4/20/09                                     98,295
  150,000   Honda Auto Receivables Owner Trust, 4.85%, 10/19/09          149,163
   50,000   Household Finance Corp., 4.13%, 11/16/09                      47,895
   60,000   Household Finance Corp., 8.00%, 7/15/10                       65,469
   85,000   Household Finance Corp., 6.38%, 10/15/11                      88,197
   40,000   HSBC Finance Corp., 6.75%, 5/15/11                            42,111
   75,000   Hyundai Auto Receivables Trust, Class A3, Series
               2005-A, 3.98%, 11/16/09                                    73,497
   20,000   International Lease Finance Corp., 3.75%, 8/1/07              19,569
   80,000   J.P. Morgan Chase & Co., 6.00%, 2/15/09                       81,229
  120,000   Marsh & Mclennan Companies, Inc., 5.38%, 7/15/14             115,000

   75,000   Marshall & Ilsley Bank, 3.80%, 2/8/08                         73,083
  125,000   Merrill Auto Trust Securitization, Class A3, Series
               2005-1, 4.10%, 8/25/09                                    123,125
  100,000   National City Auto Receivables Trust, Class A4, Series
               2004-A, 2.88%, 5/15/11                                     96,155
   90,000   Nationwide Building Society, 4.25%, 2/1/10                    86,332
  150,000   Nissan Auto Receivables Owner Trust, Class A3, Series
               2005-B, 3.99%, 7/15/09                                    147,841
   50,000   Platinum Underwriters Finance, Inc., 6.37%, 11/16/07          49,802
   50,000   Platinum Underwriters Finance, Inc., 7.50%, Series B
               6/1/17                                                     50,180
  155,000   Residential Capital Corp., 6.38%, 6/30/10                    156,150
  155,000   SLM Corp., 4.00%, 1/15/10 @                                  146,190
   85,000   St. Paul Travelers Companies, Inc., 5.01%, 8/16/07            84,243
   40,000   Textron Financial Corp., 4.13%, 3/3/08                        39,139
   85,000   Textron Financial Corp., 5.13%, 2/3/11                        83,509
   99,467   USAA Auto Owner Trust, Class A3, Series 2004-3, 3.16%,
               2/17/09                                                    98,261
   75,000   USAA Auto Owner Trust, Class A3, Series 2005-1, 3.90%,
               7/15/09                                                    74,017
  100,000   USAA Auto Owner Trust, Class A3, Series 2004-2, 3.58%,
               2/15/11                                                    97,768
  130,000   USB Capital IX, 6.19%, 4/15/11                               128,854
  100,000   Volkswagen Auto Lease Trust, Class A3, Series 2005-A,
               3.82%, 5/20/08                                             98,997
   46,216   Wachovia Auto Owner Trust, Class A3, Series 2004-B,
               2.91%, 4/20/09                                             45,600
   50,000   Wachovia Auto Owner Trust, Class A3, Series 2005-A,
               4.06%, 9/21/09                                             49,302
  150,000   Wachovia Auto Owner Trust, Class A3, Series 2005-B,
               4.79%, 4/20/10                                            148,969
  340,000   Wachovia Capital Trust III, 5.80%,
               3/15/11                                                   334,043
  100,000   Washington Mutual, Inc., 8.25%, 4/1/10                       108,835
  191,175   World Financial Properties, 6.95%, 9/1/13                    200,635
   46,751   World Omni Auto Receivables Trust, Class A3, Series
               2004-A, 3.29%, 11/12/08                                    46,307
   85,000   Xlliac Global Funding, 4.80%, 8/10/10                         82,393
                                                                    ------------
                                                                       7,536,942
                                                                    ------------
Health Care (0.6%):
  600,000   ImClone Systems, Inc., 1.38%,  5/15/24                       517,500
   31,000   Manor Care, Inc., 2.13%, 8/1/35 @                             33,596
  404,000   Manor Care, Inc., 2.13%, 8/1/35                              437,835
   30,000   WellPoint, Inc., 3.75%, 12/14/07                              29,215
   35,000   WellPoint, Inc., 4.25%, 12/15/09                              33,609
                                                                    ------------
                                                                       1,051,755
                                                                    ------------
Industrials (0.3%):
  115,000   AIG Sunamer Global Finance, 6.30%, 5/10/11                   119,338
   65,000   Burlington North Santa Fe, Inc., 6.13%, 3/15/09               66,389

    16,504   Burlington North Santa Fe, Inc., 4.58%, 1/15/21              15,556
    70,000   Cooper Industries, Inc., 5.25%, 11/15/12 @                   68,671
    50,000   LG Electronics, Inc., 5.00%, 6/17/10                         48,188
    30,000   Norfolk Southern Corp., 7.35%, 5/15/07                       30,687
    30,000   Northrop Grumman Corp., 4.08%, 11/16/06                      29,786
    25,000   Raytheon Co., 6.15%, 11/1/08                                 25,478
    15,480   Systems 2001 Asset Trust, 6.66%, 9/15/13                     16,133
     5,000   Union Pacific Corp., 6.79%, 11/9/07                           5,111
    11,000   Union Pacific Corp., 6.65%, 1/15/11 @                        11,465
    40,000   United Technologies Corp., 4.38%, 5/1/10 @                   38,588
    50,000   WPP Group plc, 5.88%, 6/15/14                                49,373
                                                                    ------------
                                                                         524,763
                                                                    ------------
Information Technology (0.1%):
   120,000   Telecom Italia Capital, 4.00%, 1/15/10                      112,811
                                                                    ------------
Materials (0.1%):
    15,000   ICI Wilmington, Inc., 4.38%, 12/1/08                         14,462
   100,000   Sealed Air Corp., 5.63%, 7/15/13                             97,191
                                                                    ------------
                                                                         111,653
                                                                    ------------
Utilities (0.9%):
    85,000   Ameren Corp., 4.26%, 5/15/07                                 83,876
    20,000   Arizona Public Service Co., 6.75%, 11/15/06                  20,140
    75,000   Arizona Public Service Co., 5.80%, 6/30/14                   73,875
    80,000   Carolina Power and Light Co., 5.13%, 9/15/13                 77,606
    50,000   Cincinnati Gas & Electric Co., 5.70%, 9/15/12                49,807
   110,000   Comcast Cable Communications, Inc., 6.75%, 1/30/11          114,346
    10,000   Consolidated Natural Gas, 6.25%, 11/1/11                     10,218
    30,000   Consolidated Natural Gas, 5.00%, 12/1/14                     28,126
    10,000   Consumers Energy Corp., 4.00%, 5/15/10                        9,396
    90,000   France Telecom SA, 8.50%, 3/1/31 @                          112,420
    30,000   News America, Inc., 7.13%, 4/8/28                            30,633
    75,000   Pacific Gas & Electric Co., 6.05%, 3/1/34                    73,394
   661,000   Qwest Communications International, Inc., 3.50%,
                11/15/25 @                                               878,303
    55,000   SBC Communications, Inc., 6.15%, 9/15/34                     52,230
    15,000   Sprint Capital Corp., 8.75%, 3/15/32                         18,754
                                                                    ------------
                                                                       1,633,124
                                                                    ------------
TOTAL CORPORATE BONDS (COST $13,881,564)                              13,883,233
                                                                    ------------
PREFERRED STOCK (3.9%):
Auto & Transportation (0.1%):
     3,000   Continental Airlines Financial Trust                        101,625
                                                                    ------------
Consumer Discretionary (0.5%):

       200   Interpublic Group of Companies, Inc.@                       187,000
     7,700   Newell Financial Trust I                                    330,138
     5,100   Tribune Co.                                                 365,925
                                                                    ------------
                                                                         883,063
                                                                    ------------
Energy (0.8%):
     6,000   Amerada Hess Corp. @                                        717,000
       300   El Paso Corp. @                                             324,413
    12,000   El Paso Energy Capital Trust I @                            432,000
                                                                    ------------
                                                                       1,473,413
                                                                    ------------
Financials (1.2%):
    10,000   Conseco, Inc.                                               296,250
         8   Fannie Mae                                                  766,541
     9,000   Lazard, Ltd.                                                354,420
    15,000   Sovereign Capital Trust IV                                  680,625
     9,300   XL Capital, Ltd.                                            231,477
                                                                    ------------
                                                                       2,329,313
                                                                    ------------
Health Care (0.4%):
    13,000   Schering-Plough Corp. @                                     660,140
                                                                    ------------
Information Technology (0.5%):
       900   Lucent Technologies Capital Trust I                         900,338
                                                                    ------------
Materials (0.0%):
       500   Huntsman Corp.                                               21,510
                                                                    ------------
Utilities (0.4%):
    20,000   Centerpointe Energy, Inc.                                   659,200
                                                                    ------------
TOTAL PREFERRED STOCK (COST $6,733,820)                                7,028,602
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (8.3%):
Federal Home Loan Mortgage Corporation (0.2%):
   275,000   2.38%, 2/15/07 @                                            268,627
     4,677   11.00%, 9/1/15, Pool # 170141                                 5,141
     9,650   10.00%, 9/1/17, Pool # 555283                                10,605
     9,863   10.50%, 11/1/17, Pool # 360016                               10,933
                                                                    ------------
                                                                         295,306
                                                                    ------------
Federal National Conventional Loan (0.6%):
     4,202   10.50%, 12/1/16, Pool # 124783                                4,689
       799   7.50%, 7/1/30, Pool # 541844                                    834
     9,577   7.50%, 9/1/30, Pool # 190308                                 10,004
    15,077   8.50%, 11/1/30, Pool # 547877                                16,187
     7,030   7.50%, 12/1/30, Pool # 541493                                 7,343
     8,533   7.50%, 2/1/31, Pool # 253643                                  8,914
    94,174   7.00%, 7/1/31, Pool # 581846                                 96,990
     1,479   8.00%, 7/1/31, Pool # 253905                                  1,575
   252,454   7.00%, 4/1/32, Pool # 581846                                260,001
     8,457   8.00%, 5/1/32, Pool # 645398                                  9,003
    81,342   7.00%, 10/1/32, Pool # 846419                                83,774
    46,124   7.00%, 10/1/34, Pool # 849807                                47,503
   376,790   7.00%, 11/1/34, Pool # 735483                               388,053
    87,307   7.00%, 4/1/35, Pool # 735506                                 89,917
    44,675   7.00%, 8/1/35, Pool # 832529                                 46,011
    45,446   7.00%, 10/1/35, Pool # 255987                                46,804
                                                                    ------------
                                                                       1,117,602
                                                                    ------------
Federal National Mortgage Association (7.5%):
13,100,000   4.72%, 4/3/06, (b)                                       13,094,924
   350,000   6.63%, 10/15/07 @                                           357,734
    90,552   6.50%, 7/1/32, Pool # 254378                                 92,392
                                                                    ------------
                                                                      13,545,050
                                                                    ------------
Government National Mortgage Association (0.0%):
     8,737   10.00%, 10/15/21, Pool # 780488                               9,665
    10,109   10.50%, 4/15/25, Pool # 780127                               11,257
                                                                    ------------
                                                                          20,922
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISES (COST $15,014,642)        14,978,880
                                                                    ------------

U.S. TREASURY OBLIGATIONS (11.8%):
U.S. Treasury Bonds (1.9%):
   225,000   8.13%, 8/15/19 @                                            291,973
   675,000   7.63%, 2/15/25                                              882,299
   825,000   6.38%, 8/15/27 @                                            964,606
 1,135,000   6.13%, 8/15/29 @                                          1,301,258
                                                                    ------------
                                                                       3,440,136
                                                                    ------------
U.S. Treasury Notes (9.8%):
 4,850,000   3.13%, 5/15/07 @                                          4,757,929
 2,600,000   2.75%, 8/15/07 @                                          2,527,382
   475,000   6.50%, 2/15/10 @                                            502,517
 1,100,000   5.75%, 8/15/10 @                                          1,140,090
 1,625,000   5.00%, 2/15/11 @                                          1,638,203
 3,285,000   4.25%, 8/15/13 @                                          3,159,503
 3,050,000   4.25%, 11/15/13 @                                         2,929,430
   775,000   8.13%, 8/15/21 @                                          1,025,664
                                                                    ------------
                                                                      17,680,718
                                                                    ------------
U.S. Treasury STRIPS (0.1%):
   295,000   1.94%, 2/15/25, @ (b)                                       113,236
   225,000   1.78%, 2/15/27, @ (b)                                        78,829
                                                                    ------------
                                                                         192,065
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $21,699,089)                    21,312,919
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (20.5%):
36,780,673   Northern Trust Liquid Institutional Asset Portfolio    $ 36,780,673
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $36,780,673)            36,780,673
                                                                    ------------
TOTAL INVESTMENTS (COST $206,490,260) (a) - 120.8%                   217,282,783
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $407,705. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $13,432,922
Unrealized depreciation        (3,048,104)
                              -----------
Net unrealized appreciation   $10,384,818
                              ===========

(b)  The rate presented represents the effective yield at March 31, 2006.

(c)  Zero Coupon Bond.

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

COUNTRY          PERCENTAGE
-------          ----------
United States       87.7%
Netherlands          2.9%
United Kingdom       2.8%
Germany              2.6%
France               1.3%
Switzerland          1.3%
Bermuda              0.6%
Japan                0.6%
Canada               0.1%
Luxembourg           0.1%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

                                                                        FAIR
  SHARES                                                                VALUE
  ------                                                            ------------
COMMON STOCKS (94.2%):
Consumer Discretionary (15.2%):
   531,781   GCap Media plc                                         $  2,108,857
   131,363   Harley-Davidson, Inc. @                                   6,815,112
   223,717   New York Times Co., Class A @                             5,662,277
   463,461   Reed Elsevier NV                                          6,644,245
   343,266   SMG plc                                                     520,359
   232,016   Torstar Corp., Class B                                    4,540,567
   399,644   Wolters Kluwer CVA NV                                     9,946,186
   627,629   WPP Group plc                                             7,516,558
                                                                    ------------
                                                                      43,754,161
                                                                    ------------
Consumer Staples (56.3%):
   192,113   Altadis SA                                                8,601,287
   161,068   Altria Group, Inc.                                       11,413,278
   880,453   British American Tobacco plc                             21,341,126
   108,147   Brown-Forman Corp., Class B                               8,324,075
 1,588,860   Cadbury Schweppes plc                                    15,817,070
   689,261   Diageo plc                                               10,855,202
    87,255   Groupe Danone                                            10,667,846
   282,728   Imperial Tobacco Group plc                                8,378,863
    93,947   Kellogg Co.                                               4,137,426
   130,232   Kimberly-Clark Corp.                                      7,527,410
   154,959   Koninklijke Numico NV *                                   6,855,484
    30,836   Nestle SA, Registered Shares @                            9,157,413
    37,490   Pernod-Ricard SA                                          7,182,935
   472,447   Reckitt Benckiser plc                                    16,629,756
   688,833   Swedish Match AB                                          9,412,051
   651,504   Unilever plc                                              6,660,648
                                                                    ------------
                                                                     162,961,870
                                                                    ------------
Health Care (16.8%):
   300,628   Bristol-Myers Squibb Co. @                                7,398,455
   294,126   GlaxoSmithKline plc                                       7,682,079
   201,435   Merck & Company, Inc.                                     7,096,555
   145,866   Novartis AG, Registered Shares                            8,115,446
   435,953   Pfizer, Inc.                                             10,863,950
    76,276   Sanofi-Aventis                                            7,256,924
                                                                    ------------
                                                                      48,413,409
                                                                    ------------
Industrials (3.8%):
   268,415   Kone Oyj, B Shares                                       11,049,478
                                                                    ------------
Materials (2.1%):
   129,705   Scotts Miracle-Gro Co., Class A                           5,935,301
                                                                    ------------
TOTAL COMMON STOCKS (COST $235,943,677)                              272,114,219
                                                                    ------------
DEPOSIT ACCOUNT (7.3%):
20,984,061   NTRS London Deposit Account                              20,984,061
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $20,984,061)                              20,984,061
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (6.6%):
18,982,550   Allianz Dresdner Daily Asset Fund #                      18,982,550
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $18,982,550)            18,982,550
                                                                    ------------
TOTAL INVESTMENTS (COST $275,910,288) (a) - 108.1%                   312,080,830
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

#    Investment in affiliate.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $496,600. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $39,744,862
Unrealized depreciation        (4,070,919)
                              -----------
Net unrealized appreciation   $35,673,943
                              ===========

FORWARD CROSS-CURRENCY EXCHANGE CONTRACT

                                 DELIVERY     CONTRACT                   UNREALIZED
                                   DATE        AMOUNT      FAIR VALUE   APPRECIATION
                                 --------   -----------   -----------   ------------
SHORT
Receive US Dollars in exchange
for 19,625,000 British Pounds    04/24/06   $34,469,743   $34,100,071     $369,672

LONG
Deliver US Dollars in exchange
for 1,135,969 British Pounds     04/04/06   $ 1,971,816   $ 1,973,476     $  1,660

Deliver US Dollars in exchange
for 546,725 Swiss Francs         04/04/06   $   418,434   $   419,664     $  1,230

Deliver US Dollars in exchange
for 1,049,248 Euro               04/04/06   $ 1,268,436   $ 1,271,676     $  3,240

     The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

COUNTRY          PERCENTAGE
-------          ----------
United Kingdom      33.2%
United States       32.8%
France               8.6%
Netherlands          8.0%
Switzerland          5.9%
Finland              3.8%
Sweden               3.2%
Spain                2.9%
Canada               1.6%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (94.2%):
Auto & Transportation (0.9%):
    96,470   Honda Motor Company, Ltd., ADR @                       $  2,986,711
                                                                    ------------
Consumer Discretionary (10.5%):
    26,260   Avon Products, Inc.                                         818,524
    16,670   CBS Corp., Class B                                          399,747
   215,570   Clear Channel Communications, Inc.                        6,253,686
    57,290   Kohl's Corp. *                                            3,036,943
    47,530   McDonald's Corp.                                          1,633,131
    36,940   Office Depot, Inc. *                                      1,375,646
   445,700   Time Warner, Inc.                                         7,483,302
    90,130   Viacom Inc., Class B *                                    3,497,044
   104,930   Wal-Mart Stores, Inc.                                     4,956,893
   200,400   Walt Disney Co.                                           5,589,156
                                                                    ------------
                                                                      35,044,072
                                                                    ------------
Consumer Staples (7.4%):
    46,570   Altria Group, Inc.                                        3,299,950
    82,710   Cadbury Schweppes plc, ADR @                              3,308,400
   119,770   Coca-Cola Co.                                             5,014,770
    42,210   Diageo plc, ADR @                                         2,677,380
    44,020   Procter & Gamble Co.                                      2,536,432
   111,090   Unilever NV, NY Shares @                                  7,689,651
                                                                    ------------
                                                                      24,526,583
                                                                    ------------
Energy (7.4%):
    73,530   BP plc, ADR                                               5,069,158
    82,168   ConocoPhillips                                            5,188,909
    34,622   Exxon Mobil Corp.                                         2,107,095
    83,450   Royal Dutch Shell plc, ADR @                              5,195,597
    55,520   Schlumberger, Ltd.                                        7,027,167
                                                                    ------------
                                                                      24,587,926
                                                                    ------------
Financials (26.4%):
     8,650   ACE, Ltd.                                                   449,887
    84,110   Aegon NV @                                                1,550,147
   121,602   Bank of America Corp.                                     5,537,755
   316,840   Charles Schwab Corp.                                      5,452,816
    53,020   Chubb Corp.                                               5,060,229
    39,300   CIGNA Corp.                                               5,133,366
   192,750   Citigroup, Inc.                                           9,103,583
    19,910   Fifth Third Bancorp                                         783,658
    99,460   Freddie Mac                                               6,067,060
    14,020   Goldman Sachs Group, Inc.                                 2,200,579
    36,750   Hartford Financial Services Group, Inc.                   2,960,213
   257,846   J.P. Morgan Chase & Co.                                  10,736,706
   185,870   Marsh & McLennan Companies, Inc.                          5,457,143
   104,330   Merrill Lynch & Company, Inc.                             8,217,031
    30,700   MGIC Investment Corp. @                                   2,045,541
    25,390   PMI Group, Inc. @                                         1,165,909
    55,190   PNC Financial Services Group                              3,714,839
   131,228   St. Paul Travelers Companies, Inc.                        5,484,018
    61,690   State Street Corp.                                        3,727,927
    42,290   XL Capital, Ltd., Class A                                 2,711,212
                                                                    ------------
                                                                      87,559,619
                                                                    ------------
Health Care (15.6%):
    89,630   Abbott Laboratories                                       3,806,586

    42,840   Bausch & Lomb, Inc.                                       2,728,908
   299,290   Bristol-Myers Squibb Co.                                  7,365,526
    75,940   Chiron Corp. *                                            3,478,811
   101,510   Eli Lilly & Co.                                           5,613,503
    58,850   GlaxoSmithKline plc, ADR                                  3,078,444
   219,400   Pfizer, Inc.                                              5,467,448
    90,620   Roche Holding AG, ADR                                     6,729,668
    60,320   Sanofi-Aventis, ADR @                                     2,862,184
   315,630   Schering-Plough Corp.                                     5,993,814
    96,190   Wyeth                                                     4,667,139
                                                                    ------------
                                                                      51,792,031
                                                                    ------------
Industrials (7.7%):
    50,170   Applera Corp.                                             1,361,614
   244,360   General Electric Co.                                      8,498,841
    67,710   Ingersoll Rand Co.                                        2,829,601
    51,870   Northrop Grumman Corp.                                    3,542,202
    79,080   Raytheon Co.                                              3,625,027
    61,960   Siemens AG, ADR @                                         5,772,813
                                                                    ------------
                                                                      25,630,098
                                                                    ------------
Information Technology (4.4%):
    45,190   Hewlett-Packard Co.                                       1,486,751
   128,930   Intel Corp.                                               2,494,796
   181,850   Micron Technology, Inc. *                                 2,676,832
    83,570   Motorola, Inc.                                            1,914,589
   356,980   Symantec Corp. *                                          6,007,973
                                                                    ------------
                                                                      14,580,941
                                                                    ------------
Materials (5.2%):
   191,070   Bayer AG, ADR @                                           7,652,353
    15,590   Dow Chemical Co.                                            632,954
    70,090   E. I. du Pont de Nemours and Co.                          2,958,499
    19,107   Lanxess *                                                   720,202
   101,190   Newmont Mining Corp.                                      5,250,749
                                                                    ------------
                                                                      17,214,757
                                                                    ------------
Telecommunication Services (4.6%):
   331,335   Sprint Nextel Corp.                                       8,561,696
   201,680   Verizon Communications, Inc.                              6,869,221
                                                                    ------------
                                                                      15,430,917
                                                                    ------------
Utilities (4.1%):
    85,490   American Electric Power Company, Inc.                     2,908,370
    61,800   Entergy Corp.                                             4,260,491
    66,880   FirstEnergy Corp.                                         3,270,432
   146,770   France Telecom SA, ADR @                                  3,299,390
                                                                    ------------
                                                                      13,738,683
                                                                    ------------
TOTAL COMMON STOCKS (COST $273,279,648)                              313,092,338
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (7.1%):
23,735,268   Northern Trust Liquid Institutional Asset Portfolio      23,735,268
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $23,735,268)            23,735,268
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (5.7%):
Federal National Mortgage Association (5.7%):
19,100,000   4.71%, 4/3/06, (b)                                       19,092,599
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $19,095,066)         19,092,599
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
    71,530   NTRS London Deposit Account                                  71,530
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $71,530)                                      71,530
                                                                    ------------
TOTAL INVESTMENTS (COST $316,181,512) (a) - 107.0%                   355,991,735
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

ADR - American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $1,368,826. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $44,262,930
Unrealized depreciation        (5,821,533)
                              -----------
Net unrealized appreciation   $38,441,397
                              ===========

(b)  The rate presented represents the effective yield at March 31, 2006.

The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       81.4%
Germany              4.3%
Netherlands          4.3%
United Kingdom       4.3%
Switzerland          2.0%
France               1.9%
Bermuda              0.9%
Japan                0.9%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN MID CAP GROWTH FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

  SHARES                                                             FAIR VALUE
  ------                                                            ------------
COMMON STOCKS (98.0%):
Auto & Transportation (2.7%):
   160,050   C.H. Robinson Worldwide, Inc. @                        $  7,856,855
                                                                    ------------
Consumer Discretionary (33.3%):
    62,500   Abercrombie & Fitch Co., Class A @                        3,643,750
   107,500   Amazon.com, Inc. * @                                      3,924,825
   162,600   American Eagle Outfitters, Inc.                           4,855,236
   105,000   Apollo Group, Inc., Class A *                             5,513,550
    86,300   AutoZone, Inc. * @                                        8,603,246
    73,800   Cheesecake Factory, Inc. * @                              2,763,810
    81,780   Choice Hotels International, Inc. @                       3,743,888
   111,400   Desarrolladora Homex S.A. de C.V., ADR * @                3,935,762
   165,050   Expedia, Inc. * @                                         3,345,564
   100,245   Getty Images, Inc. * @                                    7,506,346
   115,025   International Game Technology                             4,051,181
    65,675   ITT Educational Services, Inc. * @                        4,206,484
    81,060   Lamar Advertising Co. * @                                 4,265,377
   176,700   Monster Worldwide, Inc. * @                               8,810,261
     5,379   NVR, Inc. * @                                             3,974,812
    58,000   Outback Steakhouse, Inc. @                                2,552,000
    70,790   P.F. Chang's China Bistro, Inc. * @                       3,489,239
   105,625   Station Casinos, Inc. @                                   8,383,456
    56,300   Weight Watchers International, Inc.                       2,893,820
    85,000   Wendy's International, Inc. @                             5,275,100
                                                                    ------------
                                                                      95,737,707
                                                                    ------------
Consumer Staples (1.5%):
    93,200   Loews Corp.- Carolina Group @                             4,405,564
                                                                    ------------
Energy (8.4%):
    36,225   Questar Corp.                                             2,537,561
   155,404   Southwestern Energy Co. *                                 5,002,455
   268,850   Ultra Petroleum Corp. * @                                16,752,044
                                                                    ------------
                                                                      24,292,060
                                                                    ------------
Financials (12.7%):
   108,800   Brookfield Asset Management, Inc., Class A @              5,990,528
    88,200   Brown & Brown, Inc. @                                     2,928,240
   161,920   Calamos Asset Management, Inc., Class A @                 6,055,807
    53,100   CB Richard Ellis Group, Inc., Class A * @                 4,285,170
    12,780   Chicago Mercantile Exchange Holdings, Inc.                5,719,050
   125,000   Janus Capital Group, Inc. @                               2,896,250
    44,076   St. Joe Co. @                                             2,769,736
   139,425   TD Ameritrade Holding Corp. * @                           2,909,800
     4,915   White Mountains Insurance Group, Ltd. @                   2,921,968
                                                                    ------------
                                                                      36,476,549
                                                                    ------------
Health Care (5.9%):
   154,600   Dade Behring Holdings, Inc. @                             5,520,766
    47,500   DaVita, Inc. * @                                          2,859,975
   102,780   Gen-Probe, Inc. * @                                       5,665,234
    49,400   Techne Corp. * @                                          2,970,916
                                                                    ------------
                                                                      17,016,891
                                                                    ------------
Industrials (12.1%):
    60,025   ChoicePoint, Inc. *                                       2,686,119
   114,675   Corporate Executive Board Co.                            11,570,707
    92,200   Expeditors International of Washington, Inc. @            7,965,158

   146,300   Pentair, Inc. @                                           5,961,725
   100,353   Stericycle, Inc. * @                                      6,785,870
                                                                    ------------
                                                                      34,969,579
                                                                    ------------
Information Technology (16.2%):
   452,110   Activision, Inc. * @                                      6,234,597
   102,500   Akamai Technologies, Inc. * @                             3,371,225
    55,000   Checkfree Corp. * @                                       2,777,500
   226,749   Crown Castle International Corp. * @                      6,428,333
    52,500   Global Payments, Inc. @                                   2,783,025
   155,762   Iron Mountain, Inc. *                                     6,345,744
    46,875   Marvell Technology Group, Ltd. *                          2,535,938
   150,000   Netease.com, Inc. * @                                     3,681,000
   167,600   Red Hat, Inc. * @                                         4,689,448
   123,800   Salesforce.com, Inc. * @                                  4,497,654
    96,700   Tessera Technologies, Inc. * @                            3,102,136
                                                                    ------------
                                                                      46,446,600
                                                                    ------------
Materials (1.4%):
    73,100   Florida Rock Industries @                                 4,109,682
                                                                    ------------
Telecommunication Services (3.8%):
   185,400   NII Holdings, Inc. * @                                   10,933,038
                                                                    ------------
TOTAL COMMON STOCKS (COST $229,034,114)                              282,244,525
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN (27.2%):
78,479,945   Northern Trust Liquid Institutional Asset Portfolio      78,479,945
                                                                    ------------
TOTAL COLLATERAL FOR SECURITIES ON LOAN (COST $78,479,945)            78,479,945
                                                                    ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (2.1%):
Federal National Mortgage Association (2.1%):
 6,000,000   4.71%, 4/3/06, (b)                                        5,997,675
                                                                    ------------
TOTAL U.S. GOVERNMENT SPONSORED ENTERPRISE (COST $5,998,450)           5,997,675
                                                                    ------------
DEPOSIT ACCOUNT (0.0%):
    76,262   TNT Offshore Deposit Account                                 76,262
                                                                    ------------
TOTAL DEPOSIT ACCOUNT (COST $76,262)                                      76,262
                                                                    ------------
TOTAL INVESTMENTS (COST $313,588,771) (a) - 127.3%                   366,798,407
                                                                    ============

Percentages indicated are based on net assets as of March 31, 2006.

*    Non-income producing security.

@    All or a portion of security is loaned as of March 31, 2006.

ADR - American Depository Receipt

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $426,430. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $55,642,232
Unrealized depreciation        (2,859,025)
                              -----------
Net unrealized appreciation   $52,783,207
                              ===========

(b)  The rate presented represents the effective yield at March 31, 2006.

The following represents the concentrations by country as of March 31, 2006 based upon the total fair value of investments.

Country          Percentage
-------          ----------
United States       94.3%
Canada               2.1%

Mexico               1.4%
Cayman Islands       1.3%
Bermuda              0.9%
                   -----
                   100.0%
                   =====

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
MARCH 31, 2006
(UNAUDITED)

1.   ORGANIZATION

     The USAllianz Variable Insurance Products Trust ("the Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty-seven series, the USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Value Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Founders Equity Growth Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, the USAZ Legg Mason Value Fund, the USAZ Franklin Small Cap Value Fund, the USAZ OCC Renaissance Fund, the USAZ OCC Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund, the USAZ Van Kampen Mid Cap Growth Fund, the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, the USAZ Salomon Brothers Small Cap Growth Fund, and the USAZ Van Kampen Equity and Income Fund (collectively, the "Funds"). Effective May 1, 2006, the USAllianz Variable Insurance Products Trust changed its name to Allianz Variable Insurance Products Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments ("the schedules"). The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of the schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the schedules. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments of the USAZ Money Market Fund are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

     Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Fund's Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

     Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at close of the NY Stock Exchange (generally 4 PM Eastern Time). The Funds utilize a Fair Value Pricing Service to determine the fair value of foreign securities when certain significant events occur.

     SECURITY TRANSACTIONS

     Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
MARCH 31, 2006

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the following funds in the Trust are able to hold foreign securities and are maintained in U.S. dollars: USAZ AIM Basic Value Fund, the USAZ Salomon Brothers Large Cap Growth Fund, the USAZ Legg Mason Growth Fund, the USAZ AIM International Equity Fund, the USAZ Davis NY Venture Fund, the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Legg Mason Value Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer International Growth Fund, the USAZ Oppenheimer Main Street Fund, the USAZ OCC Renaissance Fund, the USAZ OCC Value Fund, the USAZ Van Kampen Equity and Income Fund, the USAZ Van Kampen Global Franchise Fund, and the USAZ Van Kampen Growth and Income Fund. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

     RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     Each Fund (except for the USAZ Money Market Fund and the USAZ Dreyfus Premier Small Cap Value Fund) may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date, at which time realized gains and losses are recorded.

     SECURITY LENDING

     To generate additional income, each Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. At March 31, 2006, the Funds had loans outstanding of:

                                                  VALUE OF     VALUE OF LOANED
                                                 COLLATERAL       SECURITIES
                                                ------------   ---------------
USAZ AIM Basic Value Fund ...................   $  9,782,300     $  9,613,783
USAZ Salomon Brothers Large Cap Growth
   Fund .....................................     42,475,666       41,186,918

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
MARCH 31, 2006

USAZ Legg Mason Growth Fund .................     12,163,036       11,685,378
USAZ AIM International Equity Fund ..........     30,110,022       28,989,605
USAZ Davis NY Venture Fund ..................     45,110,539       43,886,298
USAZ Dreyfus Founders Equity Growth Fund ....     10,012,627        9,850,641
USAZ Dreyfus Premier Small Cap Value Fund ...      8,902,219        8,606,462
USAZ Legg Mason Value Fund ..................     16,709,526       16,228,016
USAZ Oppenheimer Emerging Growth Fund .......     38,041,159       36,878,109
USAZ Oppenheimer Emerging  Technologies
   Fund .....................................     17,475,056       17,337,268
USAZ Oppenheimer Global Fund ................     16,331,661       15,750,676
USA Oppenheimer International Growth Fund ...      9,523,200        8,687,230
USAZ Oppenheimer Main Street Fund ...........      3,306,035        3,226,741
USAZ Franklin Small Cap Value Fund ..........    116,298,409      113,498,856
USAZ OCC Renaissance Fund ...................     75,064,167       72,969,801
USAZ OCC Value Fund .........................     16,841,720       16,360,632
USAZ Salomon Brothers Small Cap Growth
   Fund .....................................     35,433,356       34,492,279
USAZ Van Kampen Aggressive Growth Fund ......     28,475,286       28,174,945
USAZ Van Kampen Comstock Fund ...............     66,080,852       63,951,134
USAZ Van Kampen Emerging Growth Fund ........     18,418,241       18,157,878
USAZ Van Kampen Equity and Income Fund ......     38,628,133       37,572,392
USAZ Van Kampen Global Franchise Fund .......     18,982,550       18,483,740
USAZ Van Kampen Growth and Income Fund ......     23,735,268       23,073,967
USAZ Van Kampen Mid Cap Growth Fund .........     78,479,945       77,169,186
USAZ Jennison 20/20 Focus Fund ..............     10,195,291        9,873,189
USAZ Jennsion Growth Fund ...................      2,388,765        2,334,078

     Northern Trust Company is the Securities Lending Agent for all Funds (except for the USAZ Salomon Brothers Large Cap Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ OCC Renaissance Fund and the USAZ Van Kampen Comstock Fund). These Funds received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York as well as U.S. Treasury Bonds and U.S. Treasury Notes at March 31, 2006. Information on the investment of cash collateral is shown in the Schedules of Portfolio Investments.

     Dresdner Kleinwort Wasserstein, an affiliate of USAllianz, is the Securities Lending Agent for the USAZ Salomon Brothers Large Cap Growth Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ OCC Renaissance Fund and the USAZ Van Kampen Comstock Fund. These Funds received cash collateral for securities loaned. The cash was invested in an Allianz

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
MARCH 31, 2006

     Dresdner Daily Asset Fund at March 31, 2006. Information on the investment of cash collateral is shown in the Schedules of Portfolio Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Trust


By (Signature and Title)* /s/ Troy A. Sheets
                          ------------------------------------------------------
                          Troy A. Sheets, Treasurer

Date May 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Troy A. Sheets
                          ------------------------------------------------------
                          Troy A. Sheets, Treasurer

Date May 26, 2006


By (Signature and Title)* /s/ Jeffrey Kletti
                          ------------------------------------------------------
                          Jeffrey Kletti, President

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.